UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09721

AllianzGI Managed Accounts Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna — 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

ITEM1. REPORT TO SHAREHOLDERS

Semiannual Report

April 30, 2013

AllianzGI Managed Accounts Trust

Fixed Income SHares: Series C, M, R, TE

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Hans W. Kertess

Chairman

Brian S. Shlissel

President & CEO

Dear Shareholder:

The US economy expanded during the six-month fiscal reporting period ended April 30, 2013. However, growth was uneven and unemployment remained a concern. Despite this, many US stock market indices reached record highs and lower rated corporate bonds produced strong results.

Six Months in Review

For the six-month fiscal reporting period ended April 30, 2013:

•	Fixed Income SHares: Series C returned 4.81% prior to the deduction of fees.

•	Fixed Income SHares: Series M returned 3.56% prior to the deduction of fees.

•	Fixed Income SHares: Series R returned 1.96% prior to the deduction of fees.
•	Fixed Income SHares: Series TE returned 2.57% prior to the deduction of fees.

The US economy continued to grow during the fiscal six-month reporting period, but the pace of the expansion was far from robust. Gross domestic product (“GDP”), the value of goods and services produced in the country, the broadest measure of US economic activity and the principal indicator of economic performance, grew at an annual pace of 0.4% during the fourth quarter of 2012 and accelerated to an annual rate of 2.5% (preliminary estimate) during the first quarter of 2013.

The Federal Reserve (the “Fed”) took a number of actions to support the economy and reduce unemployment. In September 2012, prior to the beginning of the fiscal reporting period, the Fed introduced a third round of “quantitative easing” which entailed the purchase of $40 billion of mortgage securities each month. Toward the end of 2012, the Fed revealed that it would continue the purchase of $40 billion mortgage securities each month, in addition to purchasing $45 billion per month of longer-term Treasuries on an open-ended basis. At its meeting in December, the Fed said that it expected to keep the Fed Funds rate in the 0.0% to 0.25% range “…as long as the unemployment rate remains above 6.5%,” provided that inflation remains well contained.

Yields on US Treasury bonds trended lower during the six-months ended April 30, 2013. The benchmark ten-year Treasury bond commenced the fiscal period yielding 1.72% and ended the period at 1.70%. Continued low yields reflected a variety of concerns, including Europe’s ongoing sovereign debt crisis, uncertainties regarding fiscal policy and decelerating global economic growth.

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Outlook

Recent US economic data has generally been weaker than anticipated, leading to concerns of another spring/summer slowdown. At the conclusion of its meeting in March 2013, the Fed stated that it was seeing “a return to moderate economic growth following a pause late last year.” However, the Fed also acknowledged that “fiscal policy is restraining economic growth.” Whether the economy is currently experiencing a temporary “soft patch” or larger setback remains to be seen. Given this uncertainty and continued high unemployment, we expect the Fed will maintain an accommodative monetary stance.

Concerns related to the European sovereign debt crisis reemerged during the reporting period amid inconclusive election results in Italy and a banking crisis in Cyprus. In addition, austerity measures remain a headwind for European Union countries. Elsewhere, while growth in China has decelerated, a “soft landing” for China’s economy looks likely.

Together with Allianz Global Investors Fund Management LLC, the Portfolios’ investment manager, and Pacific Investment Management Company LLC, the Portfolios’ sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess Chairman of the Board of Trustees	Brian S. Shlissel President & Chief Executive Officer

Receive this report electronically and eliminate paper mailings. To enroll, go to us.allianzgi.com/edelivery.

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	3

AllianzGI Managed Accounts Trust

Fixed Income SHares: Series C, M, R, TE

Important Information

April 30, 2013 (unaudited)

In an economic environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed income securities held by a fund and are likely to cause these instruments to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Fixed Income SHares: Series C, M, R and TE (the “Portfolios”) may be subject to various risks as described in their prospectuses. The risk associated with one or more Portfolios may include, but are not limited to, the following: derivatives risk, foreign (non-U.S.) investment risk, high yield risk, credit risk and issuer non-diversification risk. The Portfolios may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks, such as liquidity risk, leverage risk, market risk, credit risk, management risk and the risk that a Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic, political and other developments. This risk may be enhanced when a Portfolio invests in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified Portfolio. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall Portfolio.

Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Portfolios’ Investment Manager and Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) serves as the sub-adviser. The Portfolios’ Investment Manager and Sub-Adviser have adopted written proxy voting policies and procedures (the “Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Portfolios as the policies and procedures that the Sub-Adviser will use when voting proxies on behalf of the Portfolios. Copies of the written Proxy Policy and the factors that the Sub-Adviser may consider in determining how to vote proxies for each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Portfolios’ shareholder servicing agent at (800) 628-1237, on the Allianz Global Investors Distributors’ website at us.allianzgi.com and on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in each Portfolio at the beginning of each specified period from its value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total return for a period of more than one year represents the average annual total return during the period. Total return for a period of less than one year is not annualized.

An investment in the Portfolios involves risk, including the loss of principal. Total return, distribution yield, net asset value and duration will fluctuate with changes in market conditions. The following data is provided for informational purposes only and is not intended for trading purposes. Net asset value is equal to total assets less total liabilities divided by the number of shares outstanding. The credit quality of a particular security or group of securities does not ensure the stability or safety of an overall portfolio. The quality ratings of individual issues/issuers are provided to indicate the credit-worthiness of such issues/issuer and generally range from AAA, Aaa, or AAA (highest) to D, C, or D (lowest) for S&P, Moody’s, and Fitch respectively.

This report, including the financial information herein, is transmitted to the shareholders of AllianzGI Managed Accounts Trust for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Portfolios or any other securities mentioned in this report.

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AllianzGI Managed Accounts Trust

Fixed Income SHares: Series C Portfolio Insights

April 30, 2013 (unaudited)

Symbol:	Primary Investments:	Inception Date:
FXICX	Intermediate maturity fixed income securities.	3/17/00

Net Assets:
$3.9 billion

Portfolio Managers:
Curtis Mewbourne

Portfolio Commentary, Performance Statistics & Drivers

For the six months ended April 30, 2013, Series C returned 4.81%, prior to the deduction of fees, outperforming the unmanaged Barclays US Credit Intermediate Index (the “benchmark index”), which returned 1.68% during the reporting period.

Non-US interest rate exposure, particularly to Canada, enhanced Series C’s performance, as yields declined during the reporting period. A modest exposure to non-agency mortgage-backed securities (“MBS”), which are not guaranteed by the government, contributed to performance as the sector was positively impacted by generally strong demand and improvements in the housing market. Exposure to high yield corporate bonds was additive to performance due to strong demand from investors looking to generate incremental yield in the low interest rate environment. An allocation to emerging market debt was rewarded as this asset class outperformed similar duration Treasuries. Specifically, Mexican local rates enhanced returns as yields fell in this country. Exposure to select currencies, such as the Brazilian real and Mexican peso, enhanced returns as these currencies rallied versus the US dollar. Elsewhere, an overweighting to US duration did not meaningfully impact performance, as the 10-year US Treasury yield fell only modestly during the six-month reporting period. However, the yield curve steepening by nine basis points was beneficial for performance during the reporting period.

An overall underweighting to corporate bonds negatively impacted performance, as investors continued to seek higher yielding sectors due to continued low rates.

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	5

AllianzGI Managed Accounts Trust

Fixed Income SHares: Series M Portfolio Insights

April 30, 2013 (unaudited)

Symbol:	Primary Investments:	Inception Date:
FXIMX	Intermediate maturity mortgage-backed securities.	3/17/00

Net Assets:
$3.9 billion

Portfolio Managers:
Curtis Mewbourne

Portfolio Commentary, Performance Statistics & Drivers

For the six months ended April 30, 2013, Series M returned 3.56%, prior to the deduction of fees, outperforming the unmanaged Barclays US MBS Fixed-Rate Index (the “benchmark index”), which returned 0.45% during the reporting period.

An overweighting to US duration contributed positively to performance. The 10-year US Treasury yield fell two basis points during the six-month reporting period. Non-US interest rate exposure, particularly in Italy, also enhanced performance, as yields in the country declined during the reporting period. An underweighting to agency mortgage-backed securities (“MBS”) was beneficial as MBS lagged similar duration Treasuries. An allocation to commercial mortgage-backed securities was additive, due to robust demand from investors looking to generate incremental yield. Non-agency MBS, which are not guaranteed by the government, contributed to performance as the sector was positively impacted by solid demand and improvements in the housing market. Investment-grade corporate financials enhanced performance given their strong earnings and continued balance sheet strengthening. An allocation to Build America Bonds (BABs) added to returns as these securities outperformed the benchmark index during the period. Currency strategies, designed to benefit from a depreciation of the Japanese yen, were positive for performance as the yen depreciated versus the US dollar during the reporting period.

There were no meaningful detractors from performance during the reporting period.

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AllianzGI Managed Accounts Trust

Fixed Income SHares: Series R Portfolio Insights

April 30, 2013 (unaudited)

Symbol:	Primary Investments:	Inception Date:
FXIRX	Inflation-indexed fixed income securities.	4/15/04

Net Assets:
$591.2 million

Portfolio Manager:
Mihir Worah

Portfolio Commentary, Performance Statistics & Drivers

For the six months ended April 30, 2013, Series R returned 1.96%, prior to the deduction of fees, outperforming the unmanaged Barclays US TIPS Index (the “benchmark index”), which returned 0.25% during the reporting period.

An underweighting to shorter maturity real rates in the US in favor of nominal rates was positive for performance, as short-term breakeven inflation levels narrowed during the reporting period. Exposure to real rates in the U.K. also contributed to performance. Breakeven inflations levels widened during the period and real yields rallied in response to the decision to leave the U.K.’s retail price index calculation unchanged. Tactical exposure to rates in core Europe, namely France and Italy, as well as in Mexico, added to returns as yields fell in these countries during the reporting period. Exposure to non-agency mortgage-backed securities (“MBS”), which are not guaranteed by the government, contributed to performance as the sector was positively impacted by generally strong demand and improvements in the housing market. An overall allocation to investment-grade corporate financials positively impacted performance due to strong earnings and continued balance sheet strengthening.

Strategies designed to benefit from a decline in the euro detracted from performance as the euro appreciated versus the US dollar. However, this was more than offset by an exposure to a basket of emerging market currencies, namely the Mexican peso and Brazilian real, as these currencies appreciated versus the US dollar during the six-month reporting period.

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	7

AllianzGI Managed Accounts Trust

Fixed Income SHares: Series TE Portfolio Insights

April 30, 2013 (unaudited)

Symbol:	Primary Investments:	Inception Date:
FXIEX	High yield municipal securities	6/26/12

Net Assets:
$39.8 million

Portfolio Managers:
Joseph Deane
Julie Callahan

Portfolio Commentary, Performance Statistics & Drivers

For the six months ended April 30, 2013, Series TE returned 2.57%, prior to the deduction of fees, outperforming the unmanaged Barclays Municipal Bond 1-Year Index (the “benchmark index”), which returned 0.40% during the reporting period.

An overweighting to US duration contributed to Series TE’s performance as municipal yields fell across the curve. An emphasis on revenue bonds versus general obligation bonds was positive for performance as revenue bonds outperformed general obligation securities during the reporting period. An overweighting to industrial revenue and transportation bonds contributed to returns as these sectors outperformed the broader municipal market. Elsewhere, a short Treasury futures position contributed to returns during the period.

An underweighting to the Tobacco sector detracted from performance, as this higher yielding portion of the municipal market outperformed the benchmark index during the reporting period. An underweighting to pre-refunded securities was also a drag on performance.

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AllianzGI Managed Accounts Trust

Fixed Income SHares: Series C Performance & Statistics

April 30, 2013 (unaudited)

Total Returns (Period ended 4/30/13)	Six Months	1 Year	5 Years	10 Years	Since Inception (3/17/00)
Series C	4.81%	11.52%	14.79%	12.06%	12.45%
Barclays U.S. Credit Intermediate Index	1.68%	5.99%	6.70%	5.36%	6.53%

Change in Value of $10,000 Investments in Series C and the Barclays U.S. Credit Intermediate Index

Moody’s Ratings

(as a % of total investments,

before options written and securities sold short)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (11/1/12)	$1,000.00	$1,000.00
Ending Account Value (4/30/13)	$1,048.10	$1,024.79
Expenses Paid During Period	$0.00	$0.00

Expenses are equal to the annualized expense ratio of 0.0003%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	9

AllianzGI Managed Accounts Trust

Fixed Income SHares: Series M Performance & Statistics

April 30, 2013 (unaudited)

Total Returns (Period ended 4/30/13)	Six Months	1 Year	5 Years	10 Years	Since Inception (3/17/00)
Series M	3.56%	9.46%	8.85%	7.37%	8.99%
Barclays U.S. MBS Fixed-Rate Index	0.45%	1.86%	5.30%	5.02%	5.97%

Change in Value of $10,000 Investments in Series M and the Barclays U.S. MBS Fixed-Rate Index

Moody’s Ratings

(as a % of total investments,

before options written)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (11/1/12)	$1,000.00	$1,000.00
Ending Account Value (4/30/13)	$1,035.60	$1,024.79
Expenses Paid During Period	$0.01	$0.01

Expenses are equal to the annualized expense ratio of 0.001%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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AllianzGI Managed Accounts Trust

Fixed Income SHares: Series R Performance & Statistics

April 30, 2013 (unaudited)

Total Returns (Period ended 4/30/13)	Six Months	1 Year	5 Years	Since Inception (4/15/04)
Series R	1.96%	8.00%	10.82%	9.36%
Barclays U.S. TIPS Index	0.25%	4.41%	6.51%	6.29%

Change in Value of $10,000 Investments in Series R and the Barclays U.S. TIPS Index

Moody’s Ratings

(as a % of total investments,

before options written)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (11/1/12)	$1,000.00	$1,000.00
Ending Account Value (4/30/13)	$1,019.60	$1,024.50
Expenses Paid During Period	$0.30	$0.30

Expenses are equal to the annualized expense ratio of 0.06%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	11

AllianzGI Managed Accounts Trust

Fixed Income SHares: Series TE Performance & Statistics

April 30, 2013 (unaudited)

Total Returns (Period ended 4/30/13)	Six Months	Since Inception (6/26/12)
Series TE	2.57%	3.01%
Barclays Municipal Bond 1-Year Index	0.40%	0.65%

Change in Value of $10,000 Investments in Series TE and the Barclays Municipal Bond 1-Year Index

Moody’s Ratings

(as a % of total investments)

Past performance is no guarantee of future results. Returns presented do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

Shareholder Expense Example	Actual	Hypothetical
		(5% return before expenses)
Beginning Account Value (11/1/12)	$1,000.00	$1,000.00
Ending Account Value (4/30/13)	$1,025.70	$1,024.78
Expenses Paid During Period	$0.01	$0.01

Expenses are equal to the annualized expense ratio of 0.002%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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AllianzGI Managed Accounts Trust

Benchmark Descriptions

April 30, 2013 (unaudited)

Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an index.

•	Barclays Municipal Bond 1-Year Index

The Barclays Municipal Bond 1-Year Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.

•	Barclays US Credit Intermediate Index

The Barclays US Credit Intermediate Index is an unmanaged index of publicly issued US corporate and specified foreign debentures and secured notes with intermediate maturities ranging from 1 to 10 years. Securities must also meet specific liquidity and quality requirements.

•	Barclays US MBS Fixed-Rate Index

The Barclays US MBS Fixed-Rate Index is an unmanaged index comprised of fixed rate mortgage pass through securities issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC), with a Weighted Average Maturity (WAM) of at least one year and at least $250 million par outstanding.

•	Barclays U.S. TIPS Index

The Barclays US TIPS Index is an unmanaged market index comprised of all US Treasury Inflation Protected Securities rated investment grade (Baa3 or better), having at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Inflation Notes Index.

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	13

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited)

Principal Amount (000s)		Value
CORPORATE BONDS & NOTES–53.7%
	Airlines–1.2%
$82	American Airlines Pass-Through Trust, 10.375%, 1/2/21	$86,340
3,000	Continental Airlines Pass-Through Trust, 4.00%, 4/29/26	3,157,500
	Northwest Airlines, Inc.,
1,335	7.041%, 10/1/23	1,485,213
37,547	7.15%, 4/1/21 (MBIA)	41,114,280
46	United Air Lines Pass-Through Trust, 10.125%, 3/22/15 (b)(f)	28,958

		45,872,291

	Auto Manufacturers–0.2%
9,100	Volkswagen International Finance NV, 4.00%, 8/12/20 (a)(d)	10,146,919

	Banking–15.2%
16,200	Abbey National Treasury Services PLC, 1.856%, 4/25/14 (m)	16,321,824
	Ally Financial, Inc.,
21,075	3.68%, 6/20/14 (m)	21,601,243
800	4.625%, 6/26/15	843,433
14,486	7.50%, 9/15/20	17,944,533
28,969	8.00%, 3/15/20	36,573,362
25,200	Banco do Brasil S.A., 4.50%, 1/22/15 (a)(d)	26,460,000
	Banco Santander Brasil S.A.,
30,200	2.38%, 3/18/14 (a)(d)(m)	30,134,557
3,500	4.50%, 4/6/15 (a)(d)	3,671,500
1,000	4.50%, 4/6/15	1,049,000
	Bank of America Corp.,
1,000	5.625%, 7/1/20	1,188,687
3,800	5.65%, 5/1/18	4,416,675
4,300	5.75%, 12/1/17	5,003,798
2,715	6.00%, 9/1/17	3,160,423
£3,300	Barclays Bank PLC, 14.00%, 6/15/19 (h)	7,127,163
$8,236	BNP Paribas S.A., 5.00%, 1/15/21	9,459,515
23,900	BPCE S.A., 2.046%, 2/7/14 (a)(d)(m)	24,151,213
	Citigroup, Inc.,
12,350	4.75%, 5/19/15	13,272,841
700	5.50%, 10/15/14	745,901
11,718	6.00%, 8/15/17	13,806,112
13,500	6.125%, 11/21/17	16,071,534
20,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, 6/30/19 (a)(d)(h)	27,019,440
	Goldman Sachs Group, Inc.,
€10,000	0.57%, 5/23/16 (m)	12,944,583
$15,200	6.15%, 4/1/18	17,979,320

14	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Banking (continued)
$5,000	HBOS Capital Funding L.P., 6.071%, 6/30/14 (a)(d)(h)	$4,631,250
30,600	HBOS PLC, 6.75%, 5/21/18 (a)(d)	34,305,017
	HSBC Capital Funding L.P. (a)(d)(h),
13,900	4.61%, 6/27/13	13,894,079
1,350	10.176%, 6/30/30 (b)(l) (acquisition cost–$1,545,528; purchased 5/30/02-10/10/08)	1,960,875
	HSBC Holdings PLC,
700	6.50%, 5/2/36	885,322
400	7.625%, 5/17/32	562,952
	ICICI Bank Ltd.,
5,900	4.75%, 11/25/16 (a)(d)	6,355,905
2,500	5.00%, 1/15/16	2,684,008
700	5.50%, 3/25/15	743,476
14,800	JPMorgan Chase & Co., 6.00%, 1/15/18	17,661,846
900	Korea Exchange Bank, 4.875%, 1/14/16	980,332
	LBG Capital No. 1 PLC,
€2,825	7.375%, 3/12/20	3,878,687
£9,552	7.588%, 5/12/20	15,802,041
1,000	7.869%, 8/25/20	1,667,521
$3,400	7.875%, 11/1/20 (a)(b)(d)(l) (acquisition cost–$2,788,000; purchased 12/7/09)	3,746,800
22,200	8.50%, 12/17/21 (a)(d)(h)	23,833,987
	LBG Capital No. 2 PLC,
£2,331	9.00%, 12/15/19	4,038,307
4,500	9.334%, 2/7/20	7,877,758
€2,180	15.00%, 12/21/19	4,213,122
$29,300	Lloyds TSB Bank PLC, 12.00%, 12/16/24 (a)(d)(h)	39,921,250
	Morgan Stanley,
€10,000	0.63%, 1/16/17 (m)	12,801,220
$2,800	5.375%, 10/15/15	3,058,885
€5,000	5.375%, 8/10/20	7,875,673
$900	5.95%, 12/28/17	1,051,452
3,700	6.625%, 4/1/18	4,440,744
2,400	RBS Capital Trust I, 4.709%, 7/1/13 (h)	1,974,000
	Royal Bank of Scotland Group PLC,
273	5.00%, 11/12/13	277,846
22,200	6.99%, 10/5/17 (a)(b)(d)(h)(l) (acquisition cost–$22,553,947; purchased 10/25/07-10/26/07)	21,978,000
5,000	7.648%, 9/30/31 (h)	5,275,000
	RSHB Capital S.A. for OJSC Russian Agricultural Bank,
500	7.125%, 1/14/14	520,550
1,500	9.00%, 6/11/14 (a)(d)	1,622,025

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	15

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Banking (continued)
	State Bank of India,
$1,300	4.50%, 10/23/14	$1,352,568
1,000	4.50%, 7/27/15 (a)(d)	1,053,962
	UBS AG,
250	4.875%, 8/4/20	292,988
582	5.875%, 12/20/17	693,439
6,700	USB Capital IX, 3.50%, 5/31/13 (h)	6,298,000
2,050	Wachovia Corp., 5.75%, 2/1/18	2,449,475
19,217	Wells Fargo & Co., 7.98%, 3/15/18 (h)	22,303,731

		595,910,750

	Biotechnology–0.1%
1,700	Amgen, Inc., 5.70%, 2/1/19	2,047,772

	Computers–0.1%
1,800	International Business Machines Corp., 8.375%, 11/1/19	2,515,484

	Diversified Financial Services–12.4%
11,000	American Express Co., 7.25%, 5/20/14	11,765,347
	Bear Stearns Cos. LLC,
1,500	5.30%, 10/30/15	1,655,751
17,265	7.25%, 2/1/18	21,524,017
5,700	Caterpillar Financial Services Corp., 7.15%, 2/15/19	7,392,695
	Ford Motor Credit Co. LLC,
49,300	5.625%, 9/15/15	53,927,051
2,000	5.875%, 8/2/21	2,337,916
16,900	7.00%, 10/1/13	17,349,760
20,750	8.00%, 6/1/14	22,245,390
7,900	8.00%, 12/15/16	9,529,099
22,700	8.125%, 1/15/20	29,298,459
3,400	8.70%, 10/1/14	3,763,491
	General Electric Capital Corp.,
€10,000	4.625%, 9/15/66 (converts to FRN on 9/15/16) (a)(d)	13,314,106
19,100	5.50%, 9/15/67 (converts to FRN on 9/15/17) (k)	26,454,731
$5,000	6.15%, 8/7/37	6,236,680
£1,400	6.50%, 9/15/67 (converts to FRN on 9/15/17)	2,315,884
$2,000	HSBC Finance Corp., 0.717%, 6/1/16 (m)	1,981,556
	International Lease Finance Corp. (a)(d),
4,000	6.75%, 9/1/16	4,570,000
3,000	7.125%, 9/1/18	3,585,000
1,000	Majapahit Holding BV, 7.25%, 6/28/17	1,171,250

16	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Diversified Financial Services (continued)
	Merrill Lynch & Co., Inc.,
$500	5.00%, 1/15/15	$531,904
22,700	6.40%, 8/28/17	26,739,510
99,300	6.875%, 4/25/18	120,859,420
£550	MUFG Capital Finance Ltd., 6.299%, 1/25/17 (h)	946,184
$515	Preferred Term Securities XIII Ltd., 0.83%, 3/24/34 (a)(b)(d)(l)(m) (acquisition cost–$515,073; purchased 3/9/04)	399,503
500	QNB Finance Ltd., 3.125%, 11/16/15	521,375
	SLM Corp.,
€2,950	0.533%, 6/17/13 (m)	3,888,341
$750	5.00%, 10/1/13	763,125
400	5.375%, 5/15/14	417,120
1,400	5.50%, 1/25/23	1,408,599
36,000	6.25%, 1/25/16	39,285,000
17,700	7.25%, 1/25/22	19,779,750
1,100	8.00%, 3/25/20	1,275,759
24,455	8.45%, 6/15/18	28,841,518

		486,075,291

	Electric Utilities–2.5%
2,497	Bruce Mansfield Unit, 6.85%, 6/1/34	2,776,714
2,000	Consumers Energy Co., 5.15%, 2/15/17	2,299,240
5,000	DTE Energy Co., 6.35%, 6/1/16	5,788,405
14,200	Electricite de France S.A., 6.50%, 1/26/19 (a)(d)	17,462,350
27,500	Entergy Corp., 3.625%, 9/15/15	28,699,000
5,700	FirstEnergy Corp., 7.375%, 11/15/31	6,843,295
99	GG1C Funding Corp., 5.129%, 1/15/14 (a)(b)(d)(l) (acquisition cost–$98,616; purchased 4/16/04)	99,526
	Korea Hydro & Nuclear Power Co., Ltd.,
300	3.125%, 9/16/15 (a)(d)	312,688
4,550	6.25%, 6/17/14	4,805,569
	Nevada Power Co.,
100	5.875%, 1/15/15	108,576
1,600	5.95%, 3/15/16	1,816,760
3,000	6.50%, 5/15/18	3,719,469
900	Nisource Finance Corp., 6.40%, 3/15/18	1,089,672
6,100	NRG Energy, Inc., 7.625%, 1/15/18	7,098,875
1,700	Ohio Edison Co., 5.45%, 5/1/15	1,854,821
2,900	Public Service Co. of Oklahoma, 6.15%, 8/1/16	3,322,121
1,900	Sierra Pacific Power Co., 6.00%, 5/15/16	2,191,593

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	17

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Electric Utilities (continued)
	Teco Finance, Inc.,
$983	6.572%, 11/1/17	$1,184,607
2,000	6.75%, 5/1/15	2,199,894
4,500	Toledo Edison Co., 6.15%, 5/15/37	5,724,486
48	W3A Funding Corp., 8.09%, 1/2/17	50,012

		99,447,673

	Food & Beverage–0.2%
6,700	Mondelez International, Inc., 6.50%, 8/11/17	8,096,240
1,100	Tate & Lyle International Finance PLC, 6.625%, 6/15/16 (a)(b)(d)(l) (acquisition cost–$957,637; purchased 3/12/09)	1,244,638

		9,340,878

	Healthcare-Products–0.0%
1,700	Hospira, Inc., 6.05%, 3/30/17	1,936,873

	Healthcare-Services–0.2%
	HCA, Inc.,
3,200	7.25%, 9/15/20	3,556,000
4,000	7.875%, 2/15/20	4,445,000

		8,001,000

	Holding Companies-Diversified–0.2%
	Hutchison Whampoa International Ltd.,
100	5.75%, 9/11/19	119,317
1,000	7.625%, 4/9/19	1,290,666
6,300	Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20 (a)(d)	6,953,549

		8,363,532

	Insurance–4.4%
	American International Group, Inc.,
3,000	4.875%, 6/1/22	3,462,597
4,600	5.05%, 10/1/15	5,036,765
2,000	5.45%, 5/18/17	2,293,756
900	5.60%, 10/18/16	1,025,845
30,600	5.85%, 1/16/18	35,972,779
17,200	6.25%, 5/1/36	22,234,560
£1,456	6.765%, 11/15/17	2,728,302
€5,557	6.797%, 11/15/17	8,928,458
$70,000	8.25%, 8/15/18	90,986,420

		172,669,482

18	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Iron/Steel–0.5%
$200	CSN Islands XI Corp., 6.875%, 9/21/19 (a)(d)	$220,000
	Gerdau Holdings, Inc.,
11,800	7.00%, 1/20/20 (a)(d)	13,599,500
3,950	7.00%, 1/20/20	4,552,375
800	Gerdau Trade, Inc., 5.75%, 1/30/21 (a)(d)	865,600

		19,237,475

	Media–1.9%
1,000	Comcast Cable Communications LLC, 7.125%, 6/15/13	1,008,054
	Comcast Corp.,
10,600	5.875%, 2/15/18	12,846,659
1,700	5.90%, 3/15/16	1,944,530
700	6.30%, 11/15/17	857,714
	CSC Holdings LLC,
7,850	7.625%, 7/15/18	9,263,000
810	7.875%, 2/15/18	955,800
7,500	8.625%, 2/15/19	9,168,750
	DISH DBS Corp.,
15,667	5.00%, 3/15/23 (a)(d)	15,275,325
6,615	5.875%, 7/15/22	6,780,375
4,200	7.125%, 2/1/16	4,662,000
	Time Warner Cable, Inc.,
6,940	5.85%, 5/1/17	8,105,927
1,500	8.25%, 4/1/19	1,971,072

		72,839,206

	Mining–0.6%
5,000	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/7/20 (a)(d)	4,817,565
1,600	Newmont Mining Corp., 5.125%, 10/1/19	1,811,771
800	Teck Resources Ltd., 4.50%, 1/15/21	859,253
	Vale Overseas Ltd.,
2,790	6.875%, 11/10/39	3,360,792
2,000	8.25%, 1/17/34	2,687,316
7,400	Xstrata Finance Canada Ltd., 5.80%, 11/15/16 (a)(d)	8,418,928

		21,955,625

	Miscellaneous Manufacturing–2.6%
70,000	General Electric Co., 5.25%, 12/6/17	82,624,150
15,000	Tyco Electronics Group S.A., 6.55%, 10/1/17	17,986,200

		100,610,350

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	19

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Oil & Gas–3.6%
$300	Anadarko Petroleum Corp., 5.95%, 9/15/16	$345,233
1,100	BP Capital Markets PLC, 3.625%, 5/8/14	1,134,993
2,400	Canadian Natural Resources Ltd., 6.00%, 8/15/16	2,769,494
10,400	Canadian Oil Sands Ltd., 7.75%, 5/15/19 (a)(d)	13,159,495
846	Devon Energy Corp., 7.95%, 4/15/32	1,207,405
1,300	Devon Financing Corp. LLC, 7.875%, 9/30/31	1,810,882
1,330	Ecopetrol S.A., 7.625%, 7/23/19	1,702,400
	Encana Corp.,
2,000	5.90%, 12/1/17	2,362,512
4,700	6.50%, 8/15/34	5,694,271
	Gaz Capital S.A. for Gazprom,
6,500	6.212%, 11/22/16	7,316,400
1,300	6.51%, 3/7/22	1,522,625
14,000	8.146%, 4/11/18 (a)(d)	17,220,000
1,800	Halliburton Co., 6.15%, 9/15/19	2,278,751
1,000	Novatek Finance Ltd., 5.326%, 2/3/16 (a)(d)	1,081,250
500	Pemex Project Funding Master Trust, 5.75%, 12/15/15	552,500
	Petrobras International Finance Co.–Pifco,
300	5.875%, 3/1/18	342,786
15,250	7.875%, 3/15/19	19,041,104
	Petroleos Mexicanos,
18,700	5.50%, 1/21/21	22,019,250
10,850	6.50%, 6/2/41	13,535,375
7,500	8.00%, 5/3/19	9,787,500
2,640	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.298%, 9/30/20	2,937,056
	Ras Laffan Liquefied Natural Gas Co., Ltd. III,
1,400	5.50%, 9/30/14	1,489,250
1,454	5.832%, 9/30/16 (b)	1,574,226
3,000	6.75%, 9/30/19	3,757,500
1,800	Reliance Holdings USA, Inc., 4.50%, 10/19/20 (b)	1,935,880
4,200	White Nights Finance BV for Gazprom, 10.50%, 3/25/14	4,554,480

		141,132,618

	Paper & Forest Products–0.3%
9,300	Georgia-Pacific LLC, 5.40%, 11/1/20 (a)(d)	11,134,183

	Pharmaceuticals–0.1%
3,400	GlaxoSmithKline Capital, Inc., 5.65%, 5/15/18	4,127,383
1,300	Pfizer, Inc., 6.20%, 3/15/19	1,639,296

		5,766,679

20	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Pipelines–2.3%
$7,200	AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 8/7/18	$9,216,000
2,900	DCP Midstream LLC, 5.375%, 10/15/15 (a)(d)	3,148,385
	El Paso LLC,
1,789	7.00%, 6/15/17	2,067,363
17,500	7.25%, 6/1/18	20,548,185
4,800	Enbridge Energy Partners L.P., 5.875%, 12/15/16	5,539,603
	Energy Transfer Partners L.P.,
2,100	6.125%, 2/15/17	2,438,955
2,600	6.625%, 10/15/36	3,099,015
804	Kern River Funding Corp., 4.893%, 4/30/18 (a)(b)(d)(l) (acquisition cost–$813,093; purchased 4/28/03)	878,721
	Kinder Morgan Energy Partners L.P.,
700	5.00%, 12/15/13	719,517
5,800	6.00%, 2/1/17	6,755,742
5,500	7.30%, 8/15/33	7,287,566
11,900	Midcontinent Express Pipeline LLC, 5.45%, 9/15/14 (a)(b)(d)(l) (acquisition cost–$11,879,413; purchased 9/9/09)	12,354,354
3,400	NGPL PipeCo LLC, 7.119%, 12/15/17 (a)(d)	3,557,250
1,700	Northwest Pipeline GP, 7.00%, 6/15/16	2,001,685
2,600	Plains All American Pipeline L.P., 6.65%, 1/15/37	3,460,491
100	Rockies Express Pipeline LLC, 5.625%, 4/15/20 (a)(d)	94,125
4,400	Southern Natural Gas Co. LLC, 5.90%, 4/1/17 (a)(b)(d)(l) (acquisition cost–$4,392,696; purchased 3/14/07)	5,168,196
1,950	Tennessee Gas Pipeline Co. LLC, 7.50%, 4/1/17	2,400,368
1,100	TransCanada PipeLines Ltd., 3.80%, 10/1/20	1,223,076

		91,958,597

	Real Estate–0.0%
1,500	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,726,500

	Real Estate Investment Trust–0.2%
5,000	Weyerhaeuser Co., 7.375%, 10/1/19	6,333,420

	Retail–1.0%
	CVS Pass-Through Trust,
7,814	6.943%, 1/10/30	9,809,521
22,332	7.507%, 1/10/32 (a)(d)	29,678,991

		39,488,512

	Software–0.1%
1,800	Oracle Corp., 5.00%, 7/8/19	2,149,270

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	21

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)			Value
		Telecommunications–2.9%
		America Movil S.A.B. de C.V.,
	$42,800	5.00%, 3/30/20	$49,490,624
	21,400	6.125%, 3/30/40	26,991,585
		AT&T, Inc.,
	80	4.30%, 12/15/42 (a)(d)	78,823
	1,718	5.35%, 9/1/40	1,949,452
	5,000	5.50%, 2/1/18	5,917,270
	1,100	5.80%, 2/15/19	1,339,191
	1,000	Axiata SPV1 Labuan Ltd., 5.375%, 4/28/20	1,151,523
	4,500	Deutsche Telekom International Finance BV, 6.75%, 8/20/18	5,581,656
		Qtel International Finance Ltd. (a)(d),
	3,000	3.375%, 10/14/16	3,191,250
	7,300	5.00%, 10/19/25	8,103,000
		Qwest Corp.,
	2,000	3.53%, 6/15/13 (m)	2,005,708
	1,250	6.50%, 6/1/17	1,450,511
	4,800	Sprint Capital Corp., 8.75%, 3/15/32	5,700,000
	715	Verizon Communications, Inc., 8.75%, 11/1/18	967,118

			113,917,711

		Tobacco–0.8%
		Altria Group, Inc.,
	1,689	9.25%, 8/6/19	2,359,758
	10,000	10.20%, 2/6/39	17,095,770
	1,400	Philip Morris International, Inc., 5.65%, 5/16/18	1,688,271
	8,130	Reynolds American, Inc., 7.75%, 6/1/18	10,353,303

			31,497,102

		Transportation–0.1%
	1,800	Canadian National Railway Co., 5.55%, 3/1/19	2,193,964

		Total Corporate Bonds & Notes (cost–$1,855,093,514)	2,104,269,157

	SOVEREIGN DEBT OBLIGATIONS–14.1%
		Australia–7.5%
		Australia Government Bond (i),
AUD	110,800	3.00%, 9/20/25, Ser. 25-CI	161,550,841
	61,700	4.00%, 8/20/20, Ser. 20-CI	124,015,721
	5,400	Queensland Treasury Corp., 6.00%, 9/14/17, Ser. 17	6,244,631

			291,811,193

22	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)			Value
		Brazil–5.1%
		Brazil Notas do Tesouro Nacional, Ser. F,
BRL	40,777	10.00%, 1/1/14	$20,632,886
	176,575	10.00%, 1/1/17	91,339,331
	153,313	10.00%, 1/1/21	79,173,257
	6,144	10.00%, 1/1/23	3,154,292
	$3,300	Brazilian Development Bank, 6.369%, 6/16/18	3,894,000

			198,193,766

		Canada–0.3%
CAD	2,400	Province of Ontario Canada, 6.50%, 3/8/29	3,380,676
	$7,800	Province of Quebec Canada, 3.50%, 7/29/20	8,727,014

			12,107,690

		Colombia–0.1%
	2,000	Colombia Government International Bond, 7.375%, 1/27/17	2,444,000

		Indonesia–0.1%
	3,100	Indonesia Government International Bond, 6.875%, 1/17/18	3,751,000

		Korea (Republic of)–0.4%
		Export-Import Bank of Korea,
	10,900	4.00%, 1/29/21	11,879,888
	250	5.125%, 6/29/20	290,924
		Korea Development Bank,
	3,950	4.00%, 9/9/16	4,289,005
	300	8.00%, 1/23/14	314,904

			16,774,721

		Mexico–0.3%
	10,000	Mexico Government International Bond, 6.05%, 1/11/40	13,200,000

		Qatar–0.3%
		Qatar Government International Bond (a)(d),
	3,500	4.00%, 1/20/15 (b)(l) (acquisition cost–$3,507,960; purchased 11/17/09-9/17/12)	3,687,950
	6,400	5.25%, 1/20/20	7,600,000

			11,287,950

		Russia–0.0%
	1,490	Russian Federation Bond, 7.50%, 3/31/30	1,877,400

		South Africa–0.0%
	300	South Africa Government International Bond, 6.875%, 5/27/19	375,750

		Total Sovereign Debt Obligations (cost–$532,405,484)	551,823,470

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	23

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
MUNICIPAL BONDS–13.8%
	Arizona–0.1%
$2,000	Univ. of Arizona Rev., 6.423%, 8/1/35, Ser. A	$2,420,940

	California–5.8%
2,400	Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47, Ser. A-1	2,276,640
15,000	Infrastructure & Economic Dev. Bank Rev., 6.486%, 5/15/49	18,689,400
	Los Angeles Cnty. Public Works Financing Auth. Rev.,
6,900	7.488%, 8/1/33	9,140,637
12,300	7.618%, 8/1/40	16,920,372
25,000	Los Angeles Community College Dist., GO, 6.75%, 8/1/49	36,440,250
	Los Angeles Department of Water & Power Rev.,
3,000	5.516%, 7/1/27, Ser. C	3,727,800
5,000	6.574%, 7/1/45	7,316,400
1,300	Los Angeles Unified School Dist., GO, 6.758%, 7/1/34	1,810,393
300	Palomar Community College Dist., GO, 7.194%, 8/1/45, Ser. B-1	357,021
1,000	San Diego Cnty. Water Auth. Rev., 6.138%, 5/1/49	1,368,960
	State, GO,
800	4.85%, 10/1/14	849,224
400	6.20%, 10/1/19	492,756
1,500	6.65%, 3/1/22	1,928,820
8,550	7.55%, 4/1/39	12,794,477
36,400	7.60%, 11/1/40	55,265,392
12,000	7.70%, 11/1/30	15,333,600
27,250	7.95%, 3/1/36	34,746,202
7,500	Univ. of California Rev., 0.887%, 7/1/13, Ser. AA-2	7,505,775

		226,964,119

	Illinois–0.4%
10,500	Chicago Transit Auth. Rev., 6.20%, 12/1/40, Ser. B	12,646,095
1,600	Finance Auth. Rev., Univ. of Chicago, 5.50%, 7/1/37, Ser. B	1,897,424

		14,543,519

	Iowa–0.0%
680	Tobacco Settlement Auth. Rev., 6.50%, 6/1/23, Ser. A	680,435

	Massachusetts–0.5%
17,000	School Building Auth. Rev., 5.468%, 6/15/27	21,001,290

	New Jersey–0.3%
	State Turnpike Auth. Rev.,
5,000	7.102%, 1/1/41, Ser. A	7,347,750
3,900	7.414%, 1/1/40, Ser. F	5,920,551

		13,268,301

24	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	New York–3.2%
$5,500	Metropolitan Transportation Auth. Rev., 5.871%, 11/15/39	$6,726,665
3,000	New York City, GO, 4.769%, 10/1/23, Ser. A-2	3,524,280
	New York City Municipal Water & Sewer System Finance Auth. Rev.,
3,640	5.79%, 6/15/41	4,258,363
1,445	6.011%, 6/15/42	1,996,195
	New York City Transitional Finance Auth. Rev.,
400	4.325%, 11/1/21	463,516
800	4.525%, 11/1/22	939,120
10,000	5.00%, 11/1/38, Ser. D-1	11,473,700
3,000	5.267%, 5/1/27, Ser. G-3	3,660,900
700	5.572%, 11/1/38	891,184
200	5.932%, 11/1/36	230,540
11,000	Port Auth. of New York & New Jersey Rev., 4.458%, 10/1/62, Ser. 174	11,502,040
	State Dormitory Auth. Rev.,
10,000	5.00%, 3/15/27, Ser. A	11,798,500
20,345	5.00%, 2/15/30, Ser. D	23,998,962
1,600	5.289%, 3/15/33, Ser. H	1,970,704
2,700	5.389%, 3/15/40, Ser. H	3,466,827
20,550	5.50%, 3/15/30	25,997,394
3,180	State Thruway Auth. Rev., 5.00%, 3/15/25, Ser. A	3,851,553
	State Urban Dev. Corp. Rev.,
1,500	5.00%, 3/15/23, Ser. A	1,833,345
4,000	5.77%, 3/15/39	5,016,120

		123,599,908

	Ohio–0.6%
	American Municipal Power, Inc. Rev.,
3,600	5.939%, 2/15/47	4,300,272
4,400	Comb Hydroelectric Projects, 7.834%, 2/15/41, Ser. B	6,397,292
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
11,700	5.75%, 6/1/34	10,239,372
900	5.875%, 6/1/47	800,847

		21,737,783

	Texas–2.8%
	Conroe Independent School Dist., GO, Ser. A (GTD-PSF),
1,000	5.00%, 2/15/24	1,251,190
2,610	5.00%, 2/15/25	3,239,663
2,905	5.00%, 2/15/26	3,577,246
3,115	5.00%, 2/15/27	3,802,948
5,000	5.00%, 2/15/28	6,064,000

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	25

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Texas (continued)
$4,520	5.00%, 2/15/29	$5,438,554
21,200	Dallas, GO, 5.00%, 2/15/23	26,570,808
23,250	Dallas Area Rapid Transit Rev., 5.022%, 12/1/48	28,593,082
4,400	Dallas Cnty. Hospital Dist., GO, 5.621%, 8/15/44, Ser. C	5,741,208
18,960	Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/25	21,215,292
4,100	North Texas Tollway Auth. Rev., 6.718%, 1/1/49, Ser. B	5,811,340

		111,305,331

	Virginia–0.1%
2,000	Richmond Rev., 5.00%, 1/15/29, Ser. A (e)	2,412,920

	Total Municipal Bonds (cost–$453,712,849)	537,934,546

U.S. GOVERNMENT AGENCY SECURITIES–8.2%
	Fannie Mae–7.1%
2	2.249%, 8/25/18, CMO (m)	2,194
1,007	2.468%, 5/1/35, MBS (m)	1,066,560
3,307	2.711%, 11/1/35, MBS (m)	3,539,453
4	3.078%, 2/1/18, MBS (m)	3,798
1,476	4.00%, 11/1/40, MBS	1,580,456
3	4.095%, 4/1/17, MBS (m)	2,661
103,800	4.50%, MBS, TBA, 30 Year (e)	111,876,937
147,269	4.50%, 3/1/29-11/1/41, MBS	159,064,213
620	5.29%, 11/25/33, CMO	631,647

		277,767,919

	Freddie Mac–0.0%
1	1.95%, 6/1/30, MBS (m)	957
7	2.25%, 12/1/18, MBS (m)	7,045
322	6.50%, 1/1/38-10/1/38, MBS	366,234

		374,236

	Ginnie Mae–0.0%
11	1.625%, 1/20/22, MBS (m)	11,394

	Small Business Administration Participation Certificates–1.1%
110	4.504%, 2/10/14, ABS	111,846
2,767	4.77%, 4/1/24, ABS	3,027,478
19,451	5.32%, 1/1/27, ABS	22,315,911
13,340	5.70%, 8/1/26, ABS	15,319,426

		40,774,661

	Total U.S. Government Agency Securities (cost–$307,298,104)	318,928,210

26	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
MORTGAGE-BACKED SECURITIES–3.6%
$4,400	Banc of America Commercial Mortgage Trust, 5.889%, 7/10/44 CMO (m)	$4,993,039
163	Banc of America Funding Trust, 5.618%, 1/20/47 CMO (m)	128,492
1,000	BCAP LLC Trust, 0.368%, 9/26/35 CMO (a)(b)(d)(g)(l)(m) (acquisition cost–$946,250; purchased 4/3/13)	946,103
	Bear Stearns Adjustable Rate Mortgage Trust, CMO (m),
1,231	2.32%, 8/25/35	1,253,798
1,362	2.60%, 3/25/35	1,376,042
105	2.792%, 10/25/33	106,420
271	2.793%, 3/25/35	273,872
74	2.907%, 5/25/34	71,448
	Bear Stearns ALT-A Trust, CMO (m),
1,189	2.635%, 2/25/36	793,347
4,105	2.87%, 11/25/36	3,024,384
5,312	2.89%, 11/25/36	3,781,008
	Bear Stearns Commercial Mortgage Securities Trust, CMO,
1,600	5.54%, 9/11/41	1,812,555
7,500	5.694%, 6/11/50 (m)	8,803,680
	Citigroup Mortgage Loan Trust, Inc., CMO (m),
526	2.24%, 9/25/35	523,825
464	2.29%, 9/25/35	458,660
	Citigroup/Deutsche Bank Commercial Mortgage Trust, CMO,
4,400	5.322%, 12/11/49	5,025,568
8,000	5.484%, 1/15/46 (m)	8,829,756
€217	Cordusio RMBS SRL, 0.353%, 6/30/35 CMO (m)	272,999
	Countrywide Alternative Loan Trust, CMO,
$1,900	0.39%, 11/25/46 (m)	1,347,213
557	0.40%, 5/25/36 (m)	411,128
9,089	6.25%, 8/25/37	7,450,021
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO (m),
274	0.52%, 3/25/35	198,128
61	3.061%, 8/25/34	56,426
17	Credit Suisse First Boston Mortgage Securities Corp., 2.505%, 7/25/33 CMO (m)	17,308
	Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust, CMO,
2,600	5.311%, 12/15/39	2,927,226
7,300	5.869%, 6/15/39 (m)	8,441,461
	Downey Savings & Loan Assoc. Mortgage Loan Trust, CMO (m),
2,003	0.459%, 8/19/45	1,773,398
1,200	2.514%, 7/19/44	1,204,957
3,286	Greenpoint Mortgage Funding Trust, 0.43%, 6/25/45 CMO (m)	2,673,274
13	Greenpoint Mortgage Pass-Through Certificates, 2.92%, 10/25/33 CMO (m)	12,809

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	27

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	GSR Mortgage Loan Trust, CMO (m),
$80	1.94%, 3/25/33	$79,227
772	2.662%, 9/25/35	798,597
1,776	2.677%, 9/25/35	1,793,699
	Harborview Mortgage Loan Trust, CMO (m),
285	0.389%, 1/19/38	235,157
482	0.539%, 6/20/35	462,787
186	2.602%, 5/19/33	187,450
	HomeBanc Mortgage Trust, CMO (m),
2,770	0.46%, 1/25/36	2,250,130
345	5.478%, 4/25/37	285,499
	JPMorgan Chase Commercial Mortgage Securities Trust, CMO,
1,000	5.336%, 5/15/47	1,137,411
6,600	5.42%, 1/15/49	7,575,437
2,200	5.44%, 6/12/47	2,519,992
	JPMorgan Mortgage Trust, CMO (m),
99	2.232%, 11/25/33	99,640
4,718	2.841%, 2/25/36	4,252,160
1,342	3.003%, 7/25/35	1,384,600
98	4.722%, 2/25/35	100,777
1,378	5.264%, 7/25/35	1,431,450
	Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO (m),
1,200	5.172%, 12/12/49	1,350,168
1,600	6.13%, 8/12/49	1,888,612
	Morgan Stanley Re-Remic Trust, CMO (a)(d)(m),
3,400	5.982%, 8/12/45	3,938,111
1,500	5.982%, 8/15/45	1,737,402
52	Ocwen Residential MBS Corp., 7.00%, 10/25/40 CMO (a)(b)(d)(g)(l)(m) (acquisition cost–$40,562; purchased 11/15/04)	2,878
	RBSSP Resecuritization Trust, CMO (a)(d)(m),
1,026	0.48%, 5/26/37	986,922
11,387	0.52%, 3/26/37	10,900,658
5,765	0.698%, 9/26/34	5,529,746
6,900	0.698%, 3/26/36	6,779,728
5,201	0.698%, 4/26/37	5,044,012
1,415	Residential Accredit Loans, Inc., 0.41%, 4/25/46 CMO (m)	751,115
137	Structured Adjustable Rate Mortgage Loan Trust, 2.583%, 2/25/34 CMO (m)	138,713
3,628	Structured Asset Mortgage Investments II Trust, 0.42%, 5/25/36 CMO (m)	2,560,800
	Wachovia Bank Commercial Mortgage Trust, CMO,
229	0.279%, 6/15/20 (a)(d)(m)	226,502
700	5.416%, 1/15/45 (m)	783,425
1,300	5.678%, 5/15/46	1,514,973

28	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	WaMu Mortgage Pass-Through Certificates, CMO (m),
$196	0.51%, 1/25/45	$189,230
2,205	0.62%, 11/25/34	2,129,865
1,137	1.178%, 2/25/46	1,070,972
648	Wells Fargo Mortgage-Backed Securities Trust, 2.652%, 3/25/36 CMO (m)	609,149

	Total Mortgage-Backed Securities (cost–$117,340,847)	141,715,339

U.S. TREASURY OBLIGATIONS–3.3%
	U.S. Treasury Inflation Indexed Bonds–0.5%
11,480	3.625%, 4/15/28 (i)(j)	18,210,657

	U.S. Treasury Notes–2.8%
522	0.25%, 1/31/14 (j)	522,571
205	0.25%, 2/28/14 (j)	205,232
5,900	0.25%, 3/31/14 (j)	5,906,915
6,945	1.00%, 1/15/14 (j)	6,989,219
60,000	1.125%, 5/31/19 (j)(k)	60,815,640
543	1.25%, 3/15/14 (j)	548,367
610	1.25%, 4/15/14	616,576
20	1.75%, 3/31/14	20,298
30,600	3.625%, 2/15/21 (j)	36,009,988

		111,634,806

	Total U.S. Treasury Obligations (cost–$125,737,080)	129,845,463

SENIOR LOANS (a)(c)–0.5%
	Financial Services–0.5%
18,615	Springleaf Finance Corp., 5.50%, 5/10/17	18,719,760

	Healthcare-Services–0.0%
886	HCA, Inc., 3.534%, 3/31/17, Term B2	889,787

	Total Senior Loans (cost–$19,437,797)	19,609,547

ASSET-BACKED SECURITIES–0.4%
	Bear Stearns Asset-Backed Securities I Trust (m),
2,000	0.40%, 12/25/36	1,814,607
531	1.20%, 10/25/37	460,427
274	BNC Mortgage Loan Trust, 0.30%, 5/25/37 (m)	267,588
	Conseco Financial Corp.,
243	6.22%, 3/1/30	265,984
3,817	6.53%, 2/1/31 (m)	3,925,977
1,500	First Frankin Mortgage Loan Trust, 0.69%, 9/25/35 (m)	1,319,404
1,468	First NLC Trust, 0.905%, 12/25/35 (m)	1,394,163
979	Home Equity Asset Trust, 1.40%, 10/25/33 (m)	933,311

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	29

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$21	JPMorgan Mortgage Acquisition Corp., 0.28%, 3/25/37 (m)	$21,318
3	Keystone Owner Trust, 9.00%, 1/25/29 (a)(b)(d)(l) (acquisition cost–$1,680; purchased 11/21/00)	1,365
138	MASTR Asset-Backed Securities Trust, 0.28%, 5/25/37 (m)	137,744
242	Merrill Lynch Mortgage Investors Trust, 0.32%, 2/25/37 (m)	95,879
500	Morgan Stanley ABS Capital I, Inc. Trust, 0.63%, 9/25/35 (m)	402,048
187	Morgan Stanley Mortgage Loan Trust, 0.56%, 4/25/37 (m)	101,977
1,000	Nomura Home Equity Loan, Inc. Home Equity Loan Trust, 0.79%, 9/25/35 (m)	740,461
238	Popular ABS Mortgage Pass-Through Trust, 0.29%, 6/25/47 (m)	214,661
1,000	Structured Asset Investment Loan Trust, 0.66%, 6/25/35 (m)	920,568
	Structured Asset Securities Corp. Mortgage Loan Trust (m),
1,000	0.54%, 2/25/36	813,851
1,200	0.65%, 11/25/35	996,641
1,500	Wells Fargo Home Equity Asset-Backed Securities Trust, 0.79%, 11/25/35 (m)	1,298,220

	Total Asset-Backed Securities (cost–$14,741,937)	16,126,194

SHORT-TERM INVESTMENTS–4.7%
	Repurchase Agreements–4.4%
18,600	Banc of America Securities LLC, dated 4/26/13-4/30/13, 0.11%-0.17%, due 5/1/13, proceeds $18,600,257; collateralized by U.S. Treasury Notes, 0.25%-1.875%, due 6/30/15-4/30/18, valued at $19,056,680 including accrued interest	18,600,000
35,100	Barclays Capital, Inc., dated 4/29/13, 0.09%, due 5/6/13, proceeds $35,100,614; collateralized by Federal Farm Credit Bank, 0.18%, due 7/15/14, valued at $36,523,582 including accrued interest	35,100,000
61,100	Citigroup Global Markets, Inc., dated 4/30/13, 0.18%-0.19%, due 5/1/13, proceeds $61,100,322; collateralized by Freddie Mac, 1.02%, due 10/16/17, valued at $60,741,754 and U.S. Treasury Notes, 2.125%, due 2/29/16, valued at $1,635,593 including accrued interest	61,100,000
56,500	JPMorgan Securities, Inc., dated 4/26/13, 0.08%, due 5/3/13, proceeds $56,500,879; collateralized by Federal Home Loan Bank, 0.125%, due 1/22/14, valued at $57,660,953 including accrued interest	56,500,000
2,876	State Street Bank and Trust Co., dated 4/30/13, 0.01%, due 5/1/13, proceeds $2,876,001; collateralized by Freddie Mac, 2.08%, due 10/17/22, valued at $2,935,194 including accrued interest	2,876,000

	Total Repurchase Agreements (cost–$174,176,000)	174,176,000

	U.S. Treasury Obligations (j)(n)–0.2%
7,279	U.S. Treasury Bills, 0.086%-0.137%, 10/17/13-4/3/14 (cost–$7,273,055)	7,273,938

30	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)			Value
	U.S. Government Agency Securities (n)–0.1%
$2,800	Fannie Mae Discount Notes, 0.127%, 1/27/14		$2,798,105
500	Freddie Mac Discount Notes, 0.152%, 2/24/14		499,585

	Total U.S. Government Agency Securities (cost–$3,296,742)		3,297,690

	Total Short-Term Investments (cost–$184,745,797)		184,747,628

	Total Investments, before options written and securities sold short (cost–$3,610,513,409)–102.3%		4,004,999,554

Notional Amount (000s)
OPTIONS WRITTEN (o)–(0.1)%
	Call Options–(0.1)%
€456,000	1-Year Interest Rate Swap (OTC), Receive 6-Month EUR-EURIBOR Floating Rate Index, strike rate 0.40%, expires 3/12/14		(1,122,209)

	Put Options–(0.0)%
456,000	1-Year Interest Rate Swap (OTC), Pay 6-Month EUR-EURIBOR Floating Rate Index, strike rate 0.40%, expires 3/12/14		(421,512)
$90,200	Dow Jones CDX IG-19 5-Year V1 Index (OTC), strike price $1.30, expires 6/19/13		(619)
	Dow Jones CDX IG-20 5-Year V1 Index (OTC),
188,500	strike price $1.00, expires 6/19/13		(42,017)
343,200	strike price $1.00, expires 9/18/13		(496,181)

			(960,329)

	Total Options Written (premiums received–$3,860,575)		(2,082,538)

Principal Amount (000s)
SECURITIES SOLD SHORT–(7.5)%
	U.S. Government Agency Securities–(7.5)%
$271,000	Fannie Mae, 4.50%, MBS, TBA, 30 Year (proceeds received–$291,797,305)		(291,956,719)

	Total Investments, net of options written and securities sold short (cost–$3,314,855,529)	94.7%	3,710,960,297
	Other assets less other liabilities	5.3	206,006,421

	Net Assets	100.0%	$3,916,966,718

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	31

Fixed Income SHares: Series C Notes to Schedule of Investments

April 30, 2013 (unaudited)

(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $541,864,004, representing 13.8% of net assets.
(b)	Illiquid.
(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2013.
(d)	144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	When-issued or delayed-delivery. To be settled/delivered after April 30, 2013.
(f)	In default.
(g)	Fair-Valued–Securities with an aggregate value of $948,981, representing 0.02% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(h)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(i)	Inflationary Bonds–Principal amount of security is adjusted for inflation/deflation.
(j)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives, securities sold short and/or when-issued or delayed-delivery securities.
(k)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(l)	Restricted. The aggregate acquisition cost of such securities is $50,040,455. The aggregate value is $52,468,909, representing 1.3% of net assets.
(m)	Variable or Floating Rate Security–Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on April 30, 2013.
(n)	Rates reflect the effective yields at purchase date.
(o)	Non-income producing.

(p) Futures contracts outstanding at April 30, 2013:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long:	90-Day EURIBOR Futures	11,331	$3,716,602	3/1/15	$12,896,262
	90-Day EURIBOR Futures	2,851	932,790	3/1/16	963,963
	Financial Futures Euro-90 day	21	5,235	9/16/13	39,601
	Financial Futures Euro-90 day	4,208	1,046,056	6/15/15	1,285,217

					$15,185,043

(q) Transactions in options written for the six months ended April 30, 2013:

	Notional Amount (000s)	Notional Amount (000s)	Premiums
Options outstanding, October 31, 2012	$667,600	€—	$10,135,275
Options written	975,100	912,000	8,159,199
Options exercised	(414,700)	—	(4,642,015)
Options expired	(606,100)	—	(9,791,884)

Options outstanding, April 30, 2013	$621,900	€912,000	$3,860,575

32	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

(r) Credit default swap agreements outstanding at April 30, 2013:

OTC buy protection swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Made	Value(2)	Upfront Premiums Paid	Unrealized Depreciation
Bank of America:
DTE Energy	$5,000	0.49%	6/20/16	(0.97)%	$(80,346)	$—	$(80,346)
Deutsche Bank:
Morgan Stanley	13,300	1.02%	12/20/16	(1.00)%	(4,976)	1,594,469	(1,599,445)
JPMorgan Chase:
Lexmark International, Inc.	5,000	0.23%	6/20/13	(1.19)%	(13,735)	—	(13,735)

					$(99,057)	$1,594,469	$(1,693,526)

OTC sell protection swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Received	Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Bank of America:
China Government International Bond	$2,000	0.45%	9/20/16	1.00%	$39,463	$10,371	$29,092
Barclays Bank:
Ally Financial, Inc.	20,500	2.21%	3/20/20	5.00%	3,576,398	3,478,114	98,284
China Government International Bond	28,800	0.33%	9/20/15	1.00%	495,871	271,505	224,366
China Government International Bond	6,000	0.45%	9/20/16	1.00%	118,391	31,114	87,277
Dow Jones CDX.EM-15 5-Year Index	5,700	2.24%	6/20/16	5.00%	506,933	769,500	(262,567)
Dow Jones CDX.EM-19 5-Year Index	1,100	2.30%	6/20/18	5.00%	147,335	132,000	15,335
BNP Paribas:
China Government International Bond	17,500	0.33%	9/20/15	1.00%	301,311	161,043	140,268
General Electric	15,200	0.19%	12/20/13	4.90%	550,655	—	550,655
General Electric	900	0.47%	9/20/15	1.00%	12,406	(45,701)	58,107
Citigroup:
China Government International Bond	6,300	0.33%	9/20/15	1.00%	108,472	58,011	50,461
China Government International Bond	4,000	0.45%	9/20/16	1.00%	78,928	20,743	58,185
El Paso Corp.	2,700	0.23%	3/20/14	5.00%	131,052	(133,380)	264,432
United Kingdom Gilt	16,200	0.24%	6/20/15	1.00%	282,812	132,275	150,537
United Kingdom Gilt	33,500	0.34%	6/20/16	1.00%	738,554	415,748	322,806
Credit Suisse First Boston:
China Government International Bond	4,700	0.28%	3/20/15	1.00%	69,887	51,098	18,789
China Government International Bond	4,000	0.45%	9/20/16	1.00%	78,928	19,751	59,177
United Kingdom Gilt	13,000	0.27%	9/20/15	1.00%	242,036	133,971	108,065

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	33

Fixed Income SHares: Series C Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Received	Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank:
Ally Financial, Inc.	$27,000	2.21%	3/20/20	5.00%	$4,710,379	$4,692,334	$18,045
Berkshire Hathaway	11,900	0.16%	9/20/13	1.10%	59,687	—	59,687
Dow Jones CDX.EM-18 5-Year Index	3,300	2.30%	12/20/17	5.00%	405,408	390,390	15,018
Dow Jones CDX.EM-19 5-Year Index	5,700	2.30%	6/20/18	5.00%	763,466	679,950	83,516
France Government Bond	3,800	0.29%	9/20/15	0.25%	(2,944)	(138,576)	135,632
France Government Bond	31,100	0.38%	3/20/16	0.25%	(108,875)	(1,104,012)	995,137
General Electric	7,700	0.19%	12/20/13	3.80%	214,181	—	214,181
Procter & Gamble	3,000	0.06%	3/20/14	1.27%	37,029	—	37,029
Goldman Sachs:
BP Capital Markets	3,400	0.23%	6/20/15	5.00%	368,434	89,913	278,521
Brazilian Government International Bond	1,200	1.06%	3/20/18	1.00%	(1,786)	(14,522)	12,736
California State Municipal Bond	3,300	0.73%	12/20/18	1.63%	163,480	—	163,480
California State Municipal Bond	25,000	0.73%	12/20/18	1.65%	1,265,516	—	1,265,516
Dow Jones CDX.EM-19 5-Year Index	7,500	2.30%	6/20/18	5.00%	1,004,560	919,500	85,060
El Paso Corp.	350	0.39%	9/20/14	5.00%	24,648	(27,125)	51,773
France Government Bond	25,900	0.38%	3/20/16	0.25%	(90,671)	(866,475)	775,804
HSBC Bank:
China Government International Bond	6,200	0.33%	9/20/15	1.00%	106,750	57,090	49,660
China Government International Bond	3,000	0.33%	9/20/15	1.00%	51,653	(41,619)	93,272
JPMorgan Chase:
American Express	2,800	0.08%	3/20/14	2.75%	76,015	—	76,015
BP Capital Markets	600	0.23%	6/20/15	5.00%	65,017	6,025	58,992
Brazilian Government International Bond	12,000	1.01%	12/20/17	1.00%	6,314	—	6,314
China Government International Bond	22,000	0.28%	3/20/15	1.00%	327,130	254,938	72,192
France Government Bond	4,900	0.29%	9/20/15	0.25%	(3,796)	(171,695)	167,899
Morgan Stanley:
China Government International Bond	17,200	0.33%	9/20/15	1.00%	296,146	137,396	158,750
France Government Bond	22,300	0.47%	9/20/16	0.25%	(156,744)	(1,052,989)	896,245
Royal Bank of Scotland:
China Government International Bond	41,500	0.33%	9/20/15	1.00%	714,538	379,144	335,394

					$17,774,967	$9,695,830	$8,079,137

Centrally cleared sell protection swap agreements:

Broker (Exchange)/Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Received	Value(2)	Unrealized Appreciation
Morgan Stanley (CME):
Dow Jones CDX.IG-19 5-Year Index	$1,500	0.66%	12/20/17	1.00%	$25,103	$23,291

34	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

(1)	This represents the maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2013 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(s)	Interest rate swap agreements outstanding at April 30, 2013:

OTC swap agreements:

	Notional Amount (000s)		Termination Date	Rate Type			Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty				Payments Made	Payments Received	Value
Bank of America	BRL	201,900	1/2/17	BRL-CDI-Compounded	8.42%	$(40,865)	$249,148	$(290,013)
Bank of America		225,000	1/2/17	BRL-CDI-Compounded	8.91%	1,199,390	209,713	989,677
Bank of America	MXN	258,000	9/13/17	28-Day Mexico Interbank TIIE Banxico	5.50%	902,746	46,749	855,997
Barclays Bank		750,000	9/13/17	28-Day Mexico Interbank TIIE Banxico	5.50%	2,624,260	143,088	2,481,172
Barclays Bank		91,800	4/9/19	28-Day Mexico Interbank TIIE Banxico	7.78%	1,242,462	3,208	1,239,254
Deutsche Bank	BRL	100	1/2/15	BRL-CDI-Compounded	7.62%	(282)	(246)	(36)
Deutsche Bank	AUD	188,640	12/15/15	6-Month Australian Bank Bill	5.00%	11,497,567	(2,459,889)	13,957,456
Goldman Sachs	BRL	485,000	1/2/17	BRL-CDI-Compounded	8.72%	1,416,241	(849,651)	2,265,892
HSBC Bank	MXN	2,250,000	9/6/16	28-Day Mexico Interbank TIIE Banxico	5.60%	7,385,709	666,135	6,719,574
HSBC Bank	BRL	195,300	1/2/17	BRL-CDI-Compounded	8.32%	(314,414)	132,805	(447,219)
JPMorgan Chase		283,000	1/2/17	BRL-CDI-Compounded	8.82%	1,126,669	—	1,126,669
Morgan Stanley	MXN	1,500,000	9/6/16	28-Day Mexico Interbank TIIE Banxico	5.60%	4,923,807	373,129	4,550,678
UBS	BRL	400,000	1/2/17	BRL-CDI-Compounded	8.90%	2,080,212	432,139	1,648,073

						$34,043,502	$(1,053,672)	$35,097,174

Centrally cleared swap agreements:

	Notional Amount (000s)	Termination Date	Rate Type			Unrealized Appreciation (Depreciation)
Broker (Exchange)			Payments Made	Payments Received	Value
Barclays Bank (CME)	$23,600	3/20/18	1.40%	3-Month USD-LIBOR	$(702,521)	$(539,681)
Citigroup (CME)	€58,000	3/16/21	6-Month EUR-EURIBOR	3.00%	10,927,072	6,418,058
Credit Suisse First Boston (CME)	4,000	9/16/19	6-Month EUR-EURIBOR	4.00%	1,122,257	519,659
Deutsche Bank (CME)	$219,000	3/20/18	1.40%	3-Month USD-LIBOR	(6,519,155)	(5,065,905)
Deutsche Bank (CME)	121,800	6/19/43	2.75%	3-Month USD-LIBOR	2,144,027	(4,888,219)
Morgan Stanley (CME)	239,100	6/19/43	2.75%	3-Month USD-LIBOR	4,208,842	(12,329,037)

					$11,180,522	$(15,885,125)

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	35

Fixed Income SHares: Series C Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

(t) Forward foreign currency contracts outstanding at April 30, 2013:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2013	Unrealized Appreciation (Depreciation)
Purchased:
1,307,000 Australian Dollar settling 5/2/13	HSBC Bank	$1,355,417	$1,354,967	$(450)
485,000 British Pound settling 6/12/13	HSBC Bank	732,987	753,175	20,188
69,200,000 Canadian Dollar settling 6/20/13	Citigroup	67,245,182	68,609,767	1,364,585
511,455,000 Chilean Peso settling 6/5/13	Goldman Sachs	1,041,024	1,080,889	39,865
89,000,000 Chinese Yuan Renminbi settling 8/5/13	Deutsche Bank	14,208,174	14,368,396	160,222
64,000,000 Chinese Yuan Renminbi settling 8/5/13	Royal Bank of Scotland	10,174,881	10,332,330	157,449
115,000,000 Chinese Yuan Renminbi settling 4/25/14	Royal Bank of Scotland	18,792,436	18,394,510	(397,926)
69,000,000 Chinese Yuan Renminbi settling 8/5/13	UBS	10,993,388	11,139,543	146,155
174,242,000 Euro settling 5/2/13	BNP Paribas	226,427,479	229,468,084	3,040,605
751,000 Euro settling 5/2/13	Citigroup	965,433	989,030	23,597
1,793,000 Euro settling 5/2/13	HSBC Bank	2,363,210	2,361,292	(1,918)
334,000 Mexican Peso settling 6/27/13	BNP Paribas	27,441	27,382	(59)
506,000 Mexican Peso settling 6/27/13	Deutsche Bank	41,628	41,484	(144)
1,008,160,411 Mexican Peso settling 6/27/13	HSBC Bank	80,286,726	82,652,697	2,365,971
699,000 Mexican Peso settling 6/27/13	JPMorgan Chase	55,266	57,307	2,041
3,342,000 Mexican Peso settling 6/27/13	Royal Bank of Canada	273,842	273,989	147
2,835,000 Mexican Peso settling 6/27/13	UBS	233,391	232,424	(967)
628,614,000 Norwegian Krone settling 5/15/13	HSBC Bank	113,741,807	108,961,401	(4,780,406)
252,958,120 Polish Zloty settling 8/13/13	JPMorgan Chase	78,653,686	79,532,415	878,729
Sold:
314,171,000 Australian Dollar settling 5/2/13	Bank of America	321,757,287	325,701,146	(3,943,859)
312,864,000 Australian Dollar settling 6/13/13	UBS	323,407,516	323,328,506	79,010
231,208,038 Brazilian Real settling 6/4/13	Credit Suisse First Boston	116,260,893	115,133,411	1,127,482
7,617,000 British Pound settling 6/12/13	Barclays Bank	11,458,253	11,828,737	(370,484)
19,251,000 British Pound settling 6/12/13	Westpac Banking Corp.	28,941,953	29,895,631	(953,678)
69,533,000 Canadian Dollar settling 6/20/13	Barclays Bank	67,624,632	68,939,926	(1,315,294)
222,000,000 Chinese Yuan Renminbi settling 8/5/13	Citigroup	35,249,286	35,840,269	(590,983)
115,000,000 Chinese Yuan Renminbi settling 4/25/14	Deutsche Bank	18,130,223	18,394,510	(264,287)
176,786,000 Euro settling 5/2/13	BNP Paribas	227,165,804	232,818,406	(5,652,602)
174,242,000 Euro settling 6/4/13	BNP Paribas	226,476,616	229,514,954	(3,038,338)
8,170,000 Euro settling 6/4/13	HSBC Bank	10,627,536	10,761,683	(134,147)
7,269,879,000 Japanese Yen settling 7/18/13	Royal Bank of Scotland	73,454,267	74,605,627	(1,151,360)
334,000 Mexican Peso settling 5/3/13	BNP Paribas	27,567	27,507	60

				$(13,190,796)

(u) At April 30, 2013, the Portfolio held $42,873,000 in cash as collateral and pledged cash collateral of $8,000 for derivative contracts. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy.

36	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

(v) Open reverse repurchase agreements at April 30, 2013:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	(0.75)%	4/26/13	3/12/15	$12,220,635	$12,221,910

(w) The weighted average daily balance of reverse repurchase agreements during the six months ended April 30, 2013 was $ 19,226,713, at a weighted average interest rate of (0.76)%. Total value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at April 30, 2013 was $12,465,580.

At April 30, 2013, the Portfolio held U.S. Treasury Obligations valued at $811,930 as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

(x) Sale-buybacks for the six months ended April 30, 2013: The weighted average borrowing for sale-buybacks during the six months ended April 30, 2013 was $13,408,834 at a weighted average interest rate of 0.18%. There were no open sale-buybacks at April 30, 2013.

(y) Fair Value Measurements–See Note 1(b) in the Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 4/30/13
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$—	$41,143,238	$4,729,053	$45,872,291
Electric Utilities	—	96,670,959	2,776,714	99,447,673
All Other	—	1,958,949,193	—	1,958,949,193
Sovereign Debt Obligations	—	551,823,470	—	551,823,470
Municipal Bonds	—	537,934,546	—	537,934,546
U.S. Government Agency Securities	—	318,928,210	—	318,928,210
Mortgage-Backed Securities	—	140,766,358	948,981	141,715,339
U.S. Treasury Obligations	—	129,845,463	—	129,845,463
Senior Loans	—	19,609,547	—	19,609,547
Asset-Backed Securities	—	16,126,194	—	16,126,194
Short-Term Investments	—	184,747,628	—	184,747,628

	$—	$3,996,544,806	$8,454,748	$4,004,999,554

Investment in Securities – Liabilities
Options Written, at value:
Credit Contracts	—	(538,817)	—	(538,817)
Interest Rate Contracts	—	(1,543,721)	—	(1,543,721)
Securities Sold Short, at value	—	(291,956,719)	—	(291,956,719)

	$—	$(294,039,257)	$—	$(294,039,257)

Other Financial Instruments* – Assets
Credit Contracts	—	8,364,995	—	8,364,995
Foreign Exchange Contracts	—	9,406,106	—	9,406,106
Interest Rate Contracts	15,185,043	42,772,159	—	57,957,202

	$15,185,043	$60,543,260	$—	$75,728,303

Other Financial Instruments* – Liabilities
Credit Contracts	—	(1,956,093)	—	(1,956,093)
Foreign Exchange Contracts	—	(22,596,902)	—	(22,596,902)
Interest Rate Contracts	—	(23,560,110)	—	(23,560,110)

	$—	$(48,113,105)	$—	$(48,113,105)

Totals	$15,185,043	$3,714,935,704	$8,454,748	$3,738,575,495

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	37

Fixed Income SHares: Series C Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

At April 30, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended April 30, 2013, was as follows:

	Beginning Balance 10/31/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 4/30/13
Investments in Securities – Assets
Corporate Bonds & Notes:
Airlines	$90,931	$3,138,750	$(4,042)	$(2,682)	$(497)	$21,380	$1,485,213	$—	$4,729,053
Diversified Financial Services	359,307	—	(13,320)	—	—	53,516	—	(399,503)	—
Electric Utilities	2,661,829	—	—	—	—	114,885	—	—	2,776,714
Mortgage-Backed Securities	22,003	946,250	—	132	(163,278)†	143,874	—	—	948,981

Totals	$3,134,070	$4,085,000	$(17,362)	$(2,550)	$(163,775)	$333,655	$1,485,213	$(399,503)	$8,454,748

†	Relates to paydown shortfall.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2013.

	Ending Balance at 4/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Corporate Bonds & Notes	$7,505,767	Third-Party Pricing Vendor	Single Broker Quote	$105.25-$111.25
Mortgage-Backed Securities	948,981	Benchmark Pricing	Security Price Reset	$5.50-$94.61

*	Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 2 into Level 3 because an evaluated price from an independent third-party pricing vendor was not available.
***	Transferred out of Level 3 into Level 2 because an evaluated price with observable inputs from an independent third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2013 was $128,857. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statement of Operations.

(z) The following is a summary of the fair valuation derivative instruments categorized by risk exposure:

The effect of derivatives on the Statement of Assets and Liabilities at April 30, 2013:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of OTC swaps	$35,834,442	$8,341,704	$—	$44,176,146
Receivable for variation margin on centrally cleared swaps*	1,414,018	748	—	1,414,766
Receivable for variation margin on futures contracts**	233,462	—	—	233,462
Unrealized appreciation of forward foreign currency contracts	—	—	9,406,106	9,406,106

Total asset derivatives	$37,481,922	$8,342,452	$9,406,106	$55,230,480

38	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series C Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Liability derivatives:
Unrealized depreciation of OTC swaps	$(737,268)	$(1,956,093)	$—	$(2,693,361)
Options written, at value	(1,543,721)	(538,817)	—	(2,082,538)
Unrealized depreciation of forward foreign currency contracts	—	—	(22,596,902)	(22,596,902)

Total liability derivatives	$(2,280,989)	$(2,494,910)	$(22,596,902)	$(27,372,801)

*	Included in net unrealized depreciation of $15,861,834 on centrally cleared swaps as reported in note (r) and (s) of the Notes to Schedule of Investments.

**	Included in net unrealized appreciation of $15,185,043 on futures contracts as reported in note (p) of the Notes to Schedule of Investments.

The effect of derivatives on the Statement of Operations for the six months ended April 30, 2013:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain on:
Futures contracts	$18,422,688	$—	$—	$18,422,688
Options written	7,406,545	—	2,385,339	9,791,884
Swaps	53,312,488	1,329,101	—	54,641,589
Foreign currency transactions (forward foreign currency contracts)	—	—	5,182,518	5,182,518

Total net realized gain	$79,141,721	$1,329,101	$7,567,857	$88,038,679

Net change in unrealized appreciation/depreciation of:
Futures contracts	$2,930,836	$—	$—	$2,930,836
Options written	267,649	1,510,388	(549,256)	1,228,781
Swaps	(24,932,072)	(308,003)	—	(25,240,075)
Foreign currency transactions (forward foreign currency contracts)	—	—	(17,784,875)	(17,784,875)

Total net change in unrealized appreciation/depreciation	$(21,733,587)	$1,202,385	$(18,334,131)	$(38,865,333)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended April 30, 2013:

Options Written(3)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)		Credit Default Swap Agreements(3)		Interest Rate Swap Agreements(3)
	Long	Purchased	Sold	Buy	Sell
$770,100	15,035	$562,653,985	$1,338,089,865	$23,300	$444,815		$381,667
€304,000						AUD	188,640
						BRL	861,500
							€62,000
							£85,267
						MXN	4,849,800

(1)	Number of contracts
(2)	U.S. $ Value on origination date
(3)	Notional Amount (in thousands)

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	39

Fixed Income SHares: Series C Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

Glossary:

ABS – Asset-Backed Securities

AUD – Australian Dollar

BRL – Brazilian Real

£ – British Pound

CAD – Canadian Dollar

CDI – Inter-Bank Deposit Certificate

CDX.EM – Credit Derivatives Index Emerging Markets

CDX.IG – Credit Derivatives Index Investment Grade

CME – Chicago Mercantile Exchange

CMO – Collateralized Mortgage Obligation

EUR/€ – Euro

EURIBOR – Euro Inter-Bank Offered Rate

FRN – Floating Rate Note

GO – General Obligation Bond

GTD – Guaranteed

LIBOR – London Inter-Bank Offered Rate

MBIA – insured by MBIA Insurance Corp.

MBS – Mortgage-Backed Securities

MXN – Mexican Peso

OTC – Over-the-Counter

PSF – Public School Fund

TBA – To Be Announced

TIIE – Inter-Bank Equilibrium Interest Rate

40	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13	See Accompanying Notes to Financial Statements

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited)

Principal Amount (000s)		Value
U.S. GOVERNMENT AGENCY SECURITIES–46.2%
	Fannie Mae–44.5%
$6,100	0.40%, 10/27/37, CMO (j)	$6,106,426
30	0.669%, 8/25/21, CMO (j)	30,561
630	1.875%, 1/1/20, MBS (j)	658,525
1,492	1.903%, 1/1/34, MBS (j)	1,568,521
366	1.936%, 1/1/22, MBS (j)	377,867
269	2.042%, 5/1/28, MBS (j)	286,223
15	2.10%, 11/1/32, MBS (j)	15,262
31	2.169%, 10/1/32, MBS (j)	31,117
203	2.251%, 5/1/33, MBS (j)	216,964
105	2.277%, 1/1/33, MBS (j)	111,987
126	2.29%, 5/1/34, MBS (j)	134,159
330	2.297%, 9/1/35, MBS (j)	351,080
336	2.313%, 9/1/32, MBS (j)	357,442
77	2.345%, 9/1/27, MBS (j)	81,499
293	2.391%, 2/1/33, MBS (j)	298,824
395	2.442%, 1/1/33, MBS (j)	417,955
120	2.479%, 12/1/34, MBS (j)	127,509
18	2.50%, 5/1/17, MBS (j)	18,127
221	2.54%, 12/1/32, MBS (j)	221,491
26	2.562%, 6/1/20, MBS (j)	26,714
1,353	2.613%, 11/1/35, MBS (j)	1,439,369
513	2.726%, 4/1/35, MBS (j)	549,890
37	2.759%, 5/1/18, MBS (j)	39,238
26	2.773%, 1/1/18, MBS (j)	26,533
18	2.78%, 9/1/32, MBS (j)	18,304
149	2.925%, 10/1/34, MBS (j)	156,303
24	3.189%, 3/25/41, CMO (j)	24,771
22	3.582%, 5/25/42, CMO (j)	23,038
419,000	4.00%, MBS, TBA, 30 Year (d)	448,206,875
721	4.00%, 11/25/19, CMO	753,913
342,515	4.00%, 9/1/23-1/1/43, MBS	367,234,029
490,000	4.50%, MBS, TBA, 30 Year (d)	527,781,250
246,556	4.50%, 11/1/23-11/1/42, MBS	266,154,648
9,036	4.50%, 11/25/26-10/25/34, CMO	9,956,925
11,600	4.875%, 12/15/16	13,423,798
84,000	5.00%, MBS, TBA, 30 Year (d)	90,943,146
436	5.00%, 9/25/14, CMO	444,660
276	5.00%, 9/1/17-11/1/33, MBS	295,924
465	5.50%, 2/25/24, CMO	517,109

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	41

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Fannie Mae (continued)
$287	6.00%, 8/1/22-12/1/23, MBS	$316,778
19	6.50%, 1/1/25-12/1/28, MBS	20,435
85	6.50%, 7/18/27, CMO	97,577
148	7.00%, 11/1/38, MBS	176,796
53	7.01%, 8/1/22, MBS	60,897
4	7.925%, 2/1/25, MBS (j)	3,880
68	11.00%, 7/15/20, MBS	71,889

		1,740,176,228

	Freddie Mac–0.7%
95	0.649%, 8/15/29-12/15/31, CMO (j)	95,620
11	0.699%, 9/15/30, CMO (j)	10,965
15	0.749%, 3/15/32, CMO (j)	14,967
254	0.90%, 3/15/20-2/15/24, CMO (j)	255,770
5	0.95%, 10/15/19, CMO (j)	5,226
15	1.20%, 12/15/13, CMO (j)	15,454
55	1.40%, 9/15/22, CMO (j)	54,978
16	1.60%, 8/15/23, CMO (j)	15,671
130	1.981%, 8/1/32, MBS (j)	133,432
25	2.25%, 8/1/29, MBS (j)	26,235
3,964	2.291%, 6/1/35, MBS (j)	4,225,477
103	2.328%, 2/1/33, MBS (j)	109,836
112	2.334%, 4/1/32, MBS (j)	113,706
174	2.343%, 2/1/29, MBS (j)	185,362
406	2.354%, 5/1/34, MBS (j)	435,330
270	2.372%, 3/1/32, MBS (j)	275,976
98	2.375%, 1/1/32, MBS (j)	100,347
15	2.464%, 7/1/29, MBS (j)	16,313
10	2.473%, 1/1/33, MBS (j)	10,242
148	2.493%, 10/1/32, MBS (j)	156,245
1,228	2.723%, 10/1/35, MBS (j)	1,316,299
94	2.75%, 10/1/32, MBS (j)	94,381
12	2.944%, 7/1/32, MBS (j)	13,218
14	3.10%, 8/1/32, MBS (j)	15,054
7,300	3.75%, 3/27/19	8,442,778
22	4.50%, 5/15/18, CMO	23,206
8,492	5.50%, 3/15/34-5/15/36, CMO	9,685,881
826	6.00%, 8/15/16-12/15/28, CMO	920,541
364	6.50%, 8/15/16-7/15/31, CMO	415,072
27	7.00%, 4/1/29-6/1/30, MBS	32,395
97	7.50%, 8/15/30, CMO	115,136

		27,331,113

42	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Ginnie Mae–0.1%
$23	0.549%, 6/20/32, CMO (j)	$22,933
1,084	1.625%, 3/20/17-3/20/32, MBS (j)	1,133,058
1,228	1.75%, 8/20/17-6/20/32, MBS (j)	1,288,997
179	2.00%, 5/20/18-9/20/27, MBS (j)	186,776
39	2.25%, 6/20/22, MBS (j)	40,230
35	2.50%, 1/20/18-9/20/21, MBS (j)	36,688
86	3.00%, 4/20/19-8/20/25, MBS (j)	90,444
3	4.50%, 8/20/18, MBS (j)	3,719
2	6.50%, 5/15/23-12/15/23, MBS	2,144

		2,804,989

	SLM Student Loan Trust–0.4%
13,326	1.776%, 4/25/23, ABS (j)	13,894,570

	Small Business Administration Participation Certificates–0.5%
18,505	5.23%, 3/1/27, ABS	20,906,334

	Vendee Mortgage Trust–0.0%
943	6.50%, 9/15/24, CMO	1,105,263

	Total U.S. Government Agency Securities (cost–$1,783,684,164)	1,806,218,497

MUNICIPAL BONDS–19.8%
	Alaska–0.0%
100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	89,357

	California–7.6%
11,000	Alameda Cnty. Joint Powers Auth. Rev., 7.046%, 12/1/44, Ser. A	14,403,290
	Bay Area Toll Auth. Rev.,
11,000	6.907%, 10/1/50, Ser. S-3	16,143,710
1,300	6.918%, 4/1/40, Ser. S-1	1,820,949
15,000	7.043%, 4/1/50, Ser. S-1	22,211,700
	Golden State Tobacco Securitization Corp. Rev., Ser. A (FGIC),
5,000	5.00%, 6/1/35	5,244,200
3,500	5.00%, 6/1/38	3,663,695
11,200	Irvine Ranch Water Dist. Rev., Special Assessment, 6.622%, 5/1/40, Ser. B	15,356,992
	Los Angeles Cnty. Metropolitan Transportation Auth. Rev.,
1,850	4.53%, 6/1/22	2,156,545
600	5.735%, 6/1/39	762,486
4,500	Los Angeles Community College Dist., GO, 6.75%, 8/1/49	6,559,245
	Los Angeles Department of Water & Power Rev.,
6,100	5.716%, 7/1/39	7,740,046
6,400	6.166%, 7/1/40	7,556,096
26,200	6.603%, 7/1/50	39,281,660

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	43

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	California (continued)
$6,500	Los Angeles Unified School Dist., GO, 5.981%, 5/1/27, Ser. J-05	$8,222,630
2,000	Napa Valley Unified School Dist., GO, 6.507%, 8/1/43, Ser. B	2,718,460
5,000	Newport Beach, CP, 7.168%, 7/1/40, Ser. B	6,499,650
3,500	Orange Cnty. Local Transportation Auth. Rev., 6.908%, 2/15/41, Ser. A	4,988,830
4,200	Palomar Community College Dist., GO, 7.194%, 8/1/45, Ser. B-1	4,998,294
6,500	Pasadena Public Financing Auth. Rev., 7.148%, 3/1/43, Ser. D	8,611,980
	Riverside Community College Dist., GO, Ser. D-1,
2,150	6.971%, 8/1/35	2,531,840
3,250	7.021%, 8/1/40	3,821,707
1,000	San Diego Redev. Agcy., Tax Allocation, 7.75%, 9/1/40, Ser. A	1,094,970
6,400	San Francisco Public Utilities Commission Water Rev., 5.50%, 11/1/25, Ser. B	7,800,384
	State, GO,
5,000	4.988%, 4/1/39	5,145,950
1,200	7.35%, 11/1/39	1,733,328
600	7.50%, 4/1/34	864,108
11,100	7.55%, 4/1/39	16,610,373
26,200	7.60%, 11/1/40	39,778,936
10,000	7.625%, 3/1/40	14,981,200
985	Tobacco Securitization Auth. of Northern California Rev., 5.40%, 6/1/27, Ser. A-2	965,005
	Univ. of California Rev.,
3,500	5.946%, 5/15/45	4,365,200
2,750	6.296%, 5/15/50	3,359,125
5,100	6.398%, 5/15/31	6,501,837
7,850	6.548%, 5/15/48	10,743,824

		299,238,245

	Colorado–0.2%
6,800	Denver Urban Renewal Auth., Tax Allocation, 5.00%, 12/1/24, Ser. A-1	8,024,000

	Illinois–0.1%
2,200	State Toll Highway Auth. Rev., 6.184%, 1/1/34, Ser. A	2,860,220

	Iowa–0.1%
3,800	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	3,799,810

	Louisiana–0.1%
4,400	East Baton Rouge Sewerage Commission Rev., 6.087%, 2/1/45	5,055,512

	Massachusetts–0.4%
13,100	School Building Auth. Rev., 5.00%, 8/15/30, Ser. B	15,701,791
750	Univ. of Massachusetts Building Auth. Rev., 6.423%, 5/1/29	898,072

		16,599,863

44	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Michigan–0.0%
$1,250	State Univ. Rev., 6.173%, 2/15/50, Ser. A	$1,558,100

	New Jersey–1.0%
1,335	Economic Dev. Auth. Rev., 6.425%, 12/15/35, Ser. CC-1	1,506,387
	State Turnpike Auth. Rev.,
14,700	7.102%, 1/1/41, Ser. A	21,602,385
300	7.414%, 1/1/40, Ser. F	455,427
17,330	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	15,418,848

		38,983,047

	New York–4.9%
	Metropolitan Transportation Auth. Rev.,
2,000	5.00%, 11/15/27, Ser. D	2,310,080
3,500	5.871%, 11/15/39	4,280,605
12,000	6.814%, 11/15/40	16,355,400
8,650	New York City, GO, 6.246%, 6/1/35, Ser. H-1	10,452,833
	New York City Transitional Finance Auth. Rev.,
7,330	4.325%, 11/1/21	8,493,931
16,700	4.525%, 11/1/22	19,604,130
5,000	5.267%, 5/1/27, Ser. G-3	6,101,500
12,400	5.572%, 11/1/38	15,786,688
7,500	5.767%, 8/1/36	9,618,225
14,700	5.932%, 11/1/36	16,944,690
	New York City Water & Sewer System Rev.,
4,450	5.44%, 6/15/43	5,714,245
3,000	6.124%, 6/15/42	3,573,150
5,450	Second Generation Resolutions, 5.882%, 6/15/44	7,447,752
5,800	Second Generation Resolutions, 6.282%, 6/15/42	6,956,172
	Port Auth. of New York & New Jersey Rev.,
16,700	5.647%, 11/1/40, Ser. 160	21,129,007
2,500	5.859%, 12/1/24, Ser. 158	3,269,075
	State Dormitory Auth. Rev.,
7,500	5.00%, 2/15/37, Ser. D	8,594,250
2,600	5.00%, 2/15/40, Ser. D	2,964,312
4,000	5.051%, 9/15/27	4,811,320
400	5.50%, 3/15/30	506,032
8,800	State Urban Dev. Corp. Rev., 5.77%, 3/15/39	11,035,464
5,200	Triborough Bridge & Tunnel Auth. Rev., 5.55%, 11/15/40, Ser. A-2	6,289,504

		192,238,365

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	45

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Ohio–1.5%
$11,900	American Municipal Power, Inc. Rev., Comb Hydroelectric Projects, 8.084%, 2/15/50, Ser. B	$18,132,863
	Buckeye Tobacco Settlement Financing Auth. Rev., Ser. A-2,
5,800	5.875%, 6/1/30	5,197,844
9,500	5.875%, 6/1/47	8,453,385
7,020	6.00%, 6/1/42	6,319,966
600	Higher Educational Fac. Commission Rev., Cleveland Clinic Health, 5.00%, 1/1/38	675,792
	State, GO, Ser. Q,
6,015	5.00%, 5/1/26	7,344,134
2,600	5.00%, 5/1/27	3,146,286
6,550	5.00%, 5/1/28	7,879,257

		57,149,527

	Pennsylvania–0.3%
600	Economic Dev. Financing Auth. Rev., 6.532%, 6/15/39	772,890
8,500	State Public School Building Auth. Rev., 5.426%, 9/15/26, Ser. B	10,378,160

		11,151,050

	Tennessee–0.0%
100	Metropolitan Gov’t of Nashville & Davidson Cnty. Water & Sewer Rev., 6.568%, 7/1/37, Ser. B	138,733

	Texas–3.0%
	City Public Service Board of San Antonio Rev.,
7,000	5.808%, 2/1/41	9,322,740
4,600	6.308%, 2/1/37	5,541,344
19,000	Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/25	21,260,050
	State, GO, Ser. A,
8,600	4.631%, 4/1/33	10,094,422
3,900	4.681%, 4/1/40	4,623,099
52,100	State Transportation Commission Rev., 5.178%, 4/1/30, Ser. B	65,116,664

		115,958,319

	Washington–0.6%
11,720	State, GO, 5.00%, 7/1/25	14,461,777
6,800	State Convention Center Public Facs. Dist. Rev., 6.79%, 7/1/40	8,550,932

		23,012,709

	Total Municipal Bonds (cost–$641,920,593)	775,856,857

CORPORATE BONDS & NOTES–19.1%
	Banking–9.1%
563	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (a)(c)	588,270
600	American Express Bank FSB, 6.00%, 9/13/17	718,300

46	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Banking (continued)
	Bank of America Corp.,
$8,295	0.62%, 8/15/16 (j)	$8,005,579
300	5.00%, 5/13/21	343,950
30,000	5.625%, 7/1/20	35,660,610
20,000	5.70%, 1/24/22	23,883,380
21,700	5.75%, 12/1/17	25,251,726
15,680	Bank of Nova Scotia, 1.65%, 10/29/15 (a)(c)	16,121,047
	Citigroup, Inc.,
13,100	1.99%, 5/15/18 (j)	13,634,401
1,550	4.587%, 12/15/15	1,690,026
17,900	6.125%, 5/15/18	21,570,055
25,000	6.375%, 8/12/14	26,738,850
1,900	Commonwealth Bank of Australia, 2.90%, 9/17/14 (a)(c)	1,968,136
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)(c),
1,600	3.20%, 3/11/15	1,671,920
36,900	4.75%, 1/15/20	42,619,316
4,200	Dexia Credit Local S.A., 2.75%, 1/10/14 (a)(c)	4,259,350
2,000	Goldman Sachs Group, Inc., 5.95%, 1/18/18	2,338,416
11,000	HSBC Capital Funding L.P., 4.61%, 6/27/13 (a)(c)(f)(j)	10,995,314
1,900	HSBC Holdings PLC, 7.625%, 5/17/32	2,674,022
6,700	ICICI Bank Ltd., 4.75%, 11/25/16 (a)(c)	7,217,722
	JPMorgan Chase & Co.,
35,000	0.908%, 2/26/16 (j)	35,092,785
500	3.15%, 7/5/16	531,977
	Morgan Stanley,
30,300	2.792%, 5/14/13 (j)	30,322,543
6,400	6.00%, 4/28/15	6,977,824
	UBS AG,
19,423	4.875%, 8/4/20	22,762,804
1,464	5.75%, 4/25/18	1,744,226
4,010	5.875%, 12/20/17	4,777,819
7,600	Wachovia Corp., 0.55%, 6/15/17 (j)	7,536,950

		357,697,318

	Biotechnology–0.0%
700	Amgen, Inc., 6.40%, 2/1/39	914,483

	Commercial Services–0.1%
4,700	Stanford University, 4.75%, 5/1/19	5,616,904

	Diversified Financial Services–4.4%
25,000	American Express Credit Corp., 5.875%, 5/2/13	25,000,000

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	47

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Diversified Financial Services (continued)
	Bear Stearns Cos. LLC,
$30,600	6.40%, 10/2/17	$36,746,591
21,000	7.25%, 2/1/18	26,180,385
	HSBC Finance Corp.,
670	0.717%, 6/1/16 (j)	663,821
19,600	6.676%, 1/15/21	23,756,788
8,200	MassMutual Global Funding II, 2.875%, 4/21/14 (a)(b)(c)(i) (acquisition cost–$8,173,924; purchased 4/14/10)	8,402,712
	Merrill Lynch & Co., Inc.,
200	5.00%, 1/15/15	212,762
400	5.45%, 7/15/14	421,242
10,000	OMX Timber Finance Investments I LLC, 5.42%, 1/29/20 (a)(b)(c)(i) (acquisition cost–$10,780,800; purchased 10/6/10)	11,000,000
	SLM Corp.,
€12,450	0.533%, 6/17/13 (j)	16,410,118
$18,900	5.00%, 10/1/13	19,230,750
4,500	5.375%, 5/15/14	4,692,604

		172,717,773

	Electric Utilities–0.1%
2,600	Electricite de France S.A., 6.50%, 1/26/19 (a)(c)	3,197,332

	Food & Beverage–0.1%
1,257	Kraft Foods Group, Inc., 6.125%, 8/23/18	1,534,369
443	Mondelez International, Inc., 6.125%, 2/1/18	532,177

		2,066,546

	Healthcare-Services–0.5%
15,000	Roche Holdings, Inc., 6.00%, 3/1/19 (a)(c)	18,657,165

	Insurance–1.2%
	American International Group, Inc.,
£455	6.765%, 11/15/17	852,594
$21,700	8.25%, 8/15/18	28,205,790
1,500	Ohio National Financial Services, Inc., 6.375%, 4/30/20 (a)(c)	1,791,266
16,400	Stone Street Trust, 5.902%, 12/15/15 (a)(c)	17,811,942

		48,661,592

	Investment Companies–0.3%
10,000	Temasek Financial I Ltd., 4.30%, 10/25/19	11,509,530

	Oil & Gas–0.7%
	Gaz Capital S.A. for Gazprom,
4,750	6.212%, 11/22/16	5,346,600
2,000	8.125%, 7/31/14	2,172,000

48	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Oil & Gas (continued)
$190	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a)(c)	$211,850
11,050	Petroleos Mexicanos, 6.50%, 6/2/41	13,784,875
1,100	TNK-BP Finance S.A., 6.25%, 2/2/15	1,179,970
4,600	Valero Energy Corp., 6.625%, 6/15/37	5,815,421

		28,510,716

	Pharmaceuticals–0.6%
8,000	Novartis Securities Investment Ltd., 5.125%, 2/10/19	9,596,376
10,000	Pfizer, Inc., 6.20%, 3/15/19	12,609,970

		22,206,346

	Real Estate–0.1%
2,000	Qatari Diar Finance QSC, 5.00%, 7/21/20	2,302,000

	Retail–0.1%
2,349	Macy’s Retail Holdings, Inc., 7.875%, 7/15/15	2,694,698

	Telecommunications–1.3%
44,600	AT&T, Inc., 5.50%, 2/1/18	52,782,048

	Tobacco–0.4%
	Altria Group, Inc.,
1,790	9.25%, 8/6/19	2,500,868
507	9.70%, 11/10/18	711,629
9,700	Reynolds American, Inc., 7.25%, 6/15/37	12,706,409

		15,918,906

	Transportation–0.1%
2,000	RZD Capital Ltd., 5.739%, 4/3/17	2,215,000

	Total Corporate Bonds & Notes (cost–$674,927,948)	747,668,357

U.S. TREASURY OBLIGATIONS–14.4%
	U.S. Treasury Inflation Indexed Bonds–1.4%
37,096	2.125%, 2/15/41 (g)	54,397,504

	U.S. Treasury Notes–13.0%
4,800	0.125%, 12/31/13	4,800,941
19,300	0.25%, 1/31/14	19,321,114
68,300	0.25%, 2/28/14	68,377,384
67,800	0.25%, 3/31/14 (h)	67,879,461
69,500	1.00%, 1/15/14 (h)	69,942,506
59,373	1.25%, 2/15/14 (h)	59,908,782
58,327	1.25%, 3/15/14 (h)	58,903,446
129,800	1.375%, 2/28/19 (h)	133,795,374

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	49

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	U.S. Treasury Notes (continued)
$5,300	1.50%, 12/31/13	$5,349,274
15,900	1.75%, 1/31/14	16,096,270
5,300	2.00%, 2/15/22	5,526,077

		509,900,629

	Total U.S. Treasury Obligations (cost–$561,447,009)	564,298,133

MORTGAGE-BACKED SECURITIES–11.5%
	Adjustable Rate Mortgage Trust, CMO (j),
471	2.949%, 11/25/35	420,827
275	5.044%, 1/25/36	263,464
4,182	American General Mortgage Loan Trust, 5.15%, 3/25/58 CMO (a)(c)(j)	4,300,183
	American Home Mortgage Assets Trust, CMO (j),
1,368	0.39%, 9/25/46	944,738
1,135	0.41%, 10/25/46	788,974
1,612	Banc of America Funding Trust, 2.687%, 2/20/36 CMO (j)	1,607,242
1,389	Banc of America Mortgage Trust, 5.50%, 9/25/35 CMO	1,402,727
4,700	BCRR Trust, 5.982%, 8/17/45 CMO (a)(c)(j)	5,465,691
	Bear Stearns Adjustable Rate Mortgage Trust, CMO (j),
7,899	2.32%, 8/25/35	8,045,368
2,422	2.47%, 10/25/35	2,364,016
359	2.487%, 2/25/36	244,696
14,867	2.60%, 3/25/35	15,023,585
4,087	2.793%, 3/25/35	4,130,604
53	2.945%, 1/25/35	51,897
775	2.991%, 5/25/47	648,039
210	3.018%, 2/25/34	214,124
197	3.117%, 1/25/34	197,603
	Bear Stearns ALT-A Trust, CMO (j),
849	2.635%, 2/25/36	566,677
170	2.725%, 5/25/35	161,260
4,987	2.81%, 6/25/34	1,736,508
17	Bear Stearns Mortgage Securities, Inc., 6.406%, 3/25/31 CMO (j)	17,618
2,081	Bear Stearns Structured Products, Inc. Trust, 2.716%, 1/26/36 CMO (j)	1,611,059
1,730	Chase Mortgage Finance Trust, 5.74%, 9/25/36 CMO (j)	1,630,861
	Citigroup Commercial Mortgage Trust, CMO (a)(c)(j),
9,862	5.322%, 12/17/49	11,278,193
15,178	5.858%, 7/17/40	17,748,865
	Citigroup Mortgage Loan Trust, Inc., CMO (j),
18,810	2.55%, 10/25/35	17,831,086
690	2.57%, 10/25/35	690,659

50	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$129	2.695%, 8/25/35	$129,589
248	2.862%, 12/25/35	173,748
1,649	3.078%, 9/25/37	1,351,939
15,450	Commercial Mortgage Trust, 3.156%, 7/10/46 CMO (a)(c)	16,241,997
612	Community Program Loan Trust, 4.50%, 4/1/29 CMO	620,199
	Countrywide Alternative Loan Trust, CMO (j),
626	0.37%, 1/25/37	491,470
2,983	0.379%, 2/20/47	1,988,568
3,006	0.38%, 5/25/47	2,336,299
123	0.409%, 7/20/46	69,770
4,683	0.42%, 5/25/35	3,839,630
2,310	0.46%, 12/25/35	2,007,649
183	0.47%, 5/25/36	34,726
1,059	1.176%, 2/25/36	883,694
277	5.402%, 11/25/35	217,286
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO (j),
197	0.43%, 5/25/35	166,815
277	0.50%, 4/25/46	51,769
1,039	0.51%, 3/25/35	901,219
1,483	0.52%, 3/25/35	1,235,069
967	0.54%, 3/25/36	456,294
806	0.59%, 2/25/35	462,074
44	0.74%, 2/25/35	42,861
144	2.503%, 2/20/36	130,962
391	2.743%, 4/25/35	68,868
423	2.77%, 5/20/36	314,435
333	5.102%, 10/20/35	283,119
12	Credit Suisse First Boston Mortgage Securities Corp., 0.827%, 3/25/32 CMO (a)(c)(j)	11,885
27,960	Credit Suisse Mortgage Capital Certificates Mortgage-Backed Trust, 5.955%, 9/15/39 CMO (j)	32,291,242
239	Downey Savings & Loan Assoc. Mortgage Loan Trust, 0.519%, 7/19/45 CMO (j)	37,280
1,325	First Horizon Mortgage Pass-Through Trust, 6.25%, 11/25/36 CMO	1,386,930
342	GMAC Commercial Mortgage Securities, Inc., 6.50%, 5/15/35 CMO (a)(c)	341,837
360	GMACM Mortgage Loan Trust, 3.808%, 11/19/35 CMO (j)	326,811
4,826	Granite Master Issuer PLC, 0.379%, 12/20/54 CMO (j)	4,746,553
	GSR Mortgage Loan Trust, CMO (j),
1,236	2.662%, 9/25/35	1,277,757
166	2.816%, 4/25/35	156,462
254	2.952%, 9/25/34	237,972
	Harborview Mortgage Loan Trust, CMO (j),
4,172	0.389%, 2/19/46	3,475,061

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	51

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$3,190	0.419%, 5/19/35	$2,693,004
285	0.449%, 1/19/38	81,532
156	0.449%, 9/19/46	22,167
€18,565	Holmes Master Issuer PLC, 1.611%, 10/15/54 CMO (a)(c)(j)	24,642,125
	Homebanc Mortgage Trust, CMO (j),
$294	0.38%, 12/25/36	248,157
7,757	3.315%, 4/25/37	4,324,489
6,718	IndyMac INDA Mortgage Loan Trust, 5.359%, 8/25/36 CMO (j)	6,721,528
421	IndyMac INDB Mortgage Loan Trust, 0.50%, 11/25/35 CMO (j)	251,491
	IndyMac Index Mortgage Loan Trust, CMO (j),
144	0.39%, 9/25/46	117,081
707	0.48%, 3/25/35	622,610
247	2.92%, 6/25/35	221,862
1,974	4.737%, 9/25/35	405,078
3,831	4.801%, 6/25/36	3,737,347
2,550	4.838%, 8/25/35	2,260,105
2,281	4.935%, 10/25/35	2,061,500
9,106	JPMorgan Alternative Loan Trust, 0.698%, 6/27/37 CMO (a)(c)(j)	7,395,183
	JPMorgan Chase Commercial Mortgage Securities Trust, CMO,
2,044	0.574%, 7/15/19 (a)(c)(j)	1,998,977
26,154	2.749%, 11/15/43 (a)(c)	27,321,983
20,000	3.341%, 7/15/46 (a)(c)	21,428,090
22,900	4.106%, 7/15/46 (a)(c)	25,735,501
600	5.336%, 5/15/47	682,447
	JPMorgan Mortgage Trust, CMO (j),
1,663	3.003%, 7/25/35	1,715,700
1,062	3.057%, 9/25/34	1,101,214
158	4.476%, 4/25/35	159,500
275	5.207%, 11/25/35	269,431
	Luminent Mortgage Trust, CMO (j),
1,589	0.37%, 12/25/36	1,211,899
530	0.40%, 10/25/46	464,818
270	MASTR Adjustable Rate Mortgages Trust, 0.44%, 5/25/37 CMO (j)	194,474
	MASTR Reperforming Loan Trust, CMO (a)(c),
2,094	7.00%, 5/25/35	1,999,577
3,122	7.50%, 7/25/35	3,168,750
1,886	8.00%, 7/25/35	1,959,311
147	Mellon Residential Funding Corp., 2.608%, 10/20/29 CMO (j)	147,244
922	Merrill Lynch Alternative Note Asset Trust, 0.50%, 3/25/37 CMO (j)	432,710
	Merrill Lynch Mortgage Investors Trust, CMO (j),
239	1.51%, 7/25/29	238,240
918	1.76%, 10/25/35	907,180

52	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$2,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.13%, 8/12/49 CMO (j)	$2,360,765
	Morgan Stanley Capital I Trust, CMO,
38,250	5.332%, 12/15/43	43,520,640
1,100	5.692%, 4/15/49 (j)	1,271,695
254	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1.853%, 3/25/33 CMO (j)	235,903
3,744	NCUA Guaranteed Notes Trust, 0.65%, 10/7/20 CMO (j)	3,755,362
977	Nomura Asset Acceptance Corp., 7.50%, 3/25/34 CMO (a)(c)	1,062,420
1,635	Nomura Asset Acceptance Corp. Alternative Loan Trust, 5.26%, 2/25/36 CMO (j)	1,415,142
70	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, 0.46%, 7/25/35 CMO (j)	69,884
	Residential Accredit Loans, Inc., CMO (j),
898	0.45%, 8/25/37	653,131
361	0.50%, 8/25/35	288,925
284	0.60%, 10/25/45	208,150
250	3.683%, 2/25/36	178,731
	Residential Funding Mortgage Securities I, CMO,
2,236	3.471%, 3/25/35 (j)	1,929,007
789	6.00%, 9/25/36	734,192
	Structured Adjustable Rate Mortgage Loan Trust, CMO (j),
980	0.935%, 6/25/34	873,404
1,024	1.576%, 5/25/35	723,518
15	2.665%, 1/25/36	14,644
138	2.666%, 10/25/34	135,429
6,989	4.493%, 9/25/36	4,467,163
7,900	5.091%, 5/25/36	7,526,093
	Structured Asset Mortgage Investments II Trust, CMO (j),
355	0.33%, 3/25/37	256,272
10,939	0.38%, 6/25/36	6,857,553
137	0.39%, 6/25/36	110,327
1,119	0.39%, 7/25/46	863,681
7,454	0.42%, 5/25/36	5,261,917
1,454	0.42%, 5/25/46	849,623
227	0.46%, 5/25/46	34,040
960	0.899%, 3/19/34	782,488
1,168	Structured Asset Mortgage Investments Trust, 0.939%, 12/19/33 CMO (j)	1,098,986
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, CMO (j),
3	1.955%, 5/25/32	3,180
236	2.56%, 2/25/34	237,588
266	Wachovia Mortgage Loan Trust LLC, 5.397%, 10/20/35 CMO (j)	260,924
	WaMu Mortgage Pass-Through Certificates, CMO (j),
21	0.47%, 12/25/45	19,748

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	53

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)			Value
	$654	0.52%, 1/25/45	$623,042
	496	0.61%, 11/25/45	427,200
	551	0.62%, 11/25/34	532,466
	2,947	0.64%, 10/25/44	2,828,321
	1,518	0.74%, 11/25/34	1,363,540
	432	0.926%, 6/25/47	110,897
	63	1.376%, 11/25/42	60,777
	11,748	2.429%, 9/25/33	12,035,941
	1,058	2.457%, 8/25/33	1,094,098
	554	2.462%, 11/25/46	530,878
		Wells Fargo Mortgage-Backed Securities Trust, CMO,
	501	0.70%, 7/25/37 (j)	422,150
	537	2.615%, 8/25/34 (j)	557,547
	1,634	2.625%, 1/25/35 (j)	1,610,910
	2,807	2.64%, 3/25/36 (j)	2,844,179
	9,176	2.665%, 6/25/35 (j)	9,404,759
	662	6.00%, 6/25/37	656,041

		Total Mortgage-Backed Securities (cost–$427,481,706)	448,281,979

	SOVEREIGN DEBT OBLIGATIONS–5.3%
		Australia–1.4%
AUD	27,000	Australia Government Bond, 4.00%, 8/20/20, Ser. 20-CI (g)	54,269,440

		Canada–1.8%
CAD	69,300	Province of Ontario Canada, 2.85%, 6/2/23	70,111,957

		China–0.2%
		Export-Import Bank of China,
	$4,050	4.875%, 7/21/15 (a)(c)	4,403,055
	3,350	4.875%, 7/21/15	3,642,033

			8,045,088

		Korea (Republic of)–0.7%
	21,900	Export-Import Bank of Korea, 5.125%, 6/29/20	25,484,986

		Mexico–0.4%
	12,000	Mexico Government International Bond, 6.05%, 1/11/40	15,840,000

		Qatar–0.8%
		Qatar Government International Bond,
	3,900	4.00%, 1/20/15 (a)(b)(c)(i) (acquisition cost–$4,008,712; purchased 4/22/10)	4,109,430
	7,900	5.25%, 1/20/20 (a)(c)	9,381,250
	4,600	6.40%, 1/20/40 (a)(c)	6,279,000
	9,500	6.55%, 4/9/19	11,910,625

			31,680,305

		Total Sovereign Debt Obligations (cost–$189,455,332)	205,431,776

54	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
ASSET-BACKED SECURITIES–0.8%
$227	Access Group, Inc., 1.576%, 10/27/25 (j)	$230,486
46	Amortizing Residential Collateral Trust, 0.74%, 6/25/32 (j)	43,331
668	Bayview Financial Asset Trust, 0.60%, 12/25/39 (a)(c)(e)(j)	585,184
124	Bear Stearns Asset-Backed Securities I Trust, 0.28%, 10/25/36 (j)	121,116
2,371	Bear Stearns Asset-Backed Securities Trust, 0.79%, 6/25/43 (j)	2,353,298
43	Cendant Mortgage Corp., 5.969%, 7/25/43 (a)(c)(j)	43,738
	Conseco Financial Corp.,
2,941	6.18%, 4/1/30	3,050,706
2,020	6.81%, 12/1/28 (j)	2,169,829
716	6.87%, 4/1/30 (j)	768,340
1,000	7.06%, 2/1/31 (j)	1,051,639
179	7.40%, 6/15/27	185,351
205	7.55%, 1/15/29 (j)	219,863
	Countrywide Asset-Backed Certificates (j),
15	0.67%, 11/25/33 (a)(c)	15,044
875	0.68%, 12/25/31	600,872
100	Delta Funding Home Equity Loan Trust, 0.839%, 8/15/30 (j)	82,458
654	Denver Arena Trust, 6.94%, 11/15/19 (a)(b)(c)(i) (acquisition cost–$668,282; purchased 12/19/05)	675,323
23	EMC Mortgage Loan Trust, 0.94%, 5/25/40 (a)(c)(j)	21,883
698	First Frankin Mortgage Loan Trust, 0.60%, 4/25/35 (j)	697,804
6	First Plus Home Loan Owner Trust, 7.32%, 11/10/23 (e)	397
23	Fremont Home Loan Trust, 0.99%, 12/25/29 (j)	17,916
	Lehman XS Trust (j),
1,943	0.35%, 4/25/37	1,270,298
70	0.43%, 8/25/46	5,889
266	0.44%, 11/25/46	52,729
744	Long Beach Mortgage Loan Trust, 1.625%, 3/25/32 (j)	685,686
19	Madison Avenue Manufactured Housing Contract, 1.65%, 3/25/32 (j)	19,347
1,232	MESA Trust, 1.00%, 12/25/31 (a)(c)(j)	1,130,629
1,157	Mid-State Capital Corp. Trust, 6.005%, 8/15/37	1,256,028
	Morgan Stanley Mortgage Loan Trust (j),
262	0.43%, 2/25/37	152,335
437	0.56%, 4/25/37	237,946
200	RAAC, 0.60%, 6/25/47 (j)	175,541
	Residential Asset Mortgage Products, Inc.,
1,943	5.567%, 7/25/34	1,598,402
2,658	5.634%, 1/25/34	2,806,970
	Residential Asset Securities Corp. (j),
2,555	0.63%, 3/25/35	2,287,919
105	7.14%, 4/25/32	6,328

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	55

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
$324	SACO I, Inc., 0.96%, 11/25/35 (j)	$320,276
577	Salomon Mortgage Loan Trust, 1.10%, 11/25/33 (j)	537,479
1	Saxon Asset Securities Trust, 0.72%, 8/25/32 (j)	661
	South Carolina Student Loan Corp. (j),
1,014	0.837%, 3/1/18	1,016,419
3,600	1.037%, 3/2/20	3,621,960
600	1.287%, 9/3/24	611,040

	Total Asset-Backed Securities (cost–$31,456,586)	30,728,460

SHORT-TERM INVESTMENTS–9.6%
	Repurchase Agreements–9.5%
8,200	Banc of America Securities LLC, dated 4/26/13, 0.11%, due 5/1/13, proceeds $8,200,125; collateralized by U.S. Treasury Notes, 1.875%, due 6/30/15, valued at $8,418,078 including accrued interest	8,200,000
128,100	Barclays Capital, Inc., dated 4/26/13, 0.09%, due 5/3/13, proceeds $128,102,242; collateralized by U.S. Treasury Inflation Indexed Notes, 2.00%, due 1/15/14, valued at $130,659,169 including accrued interest	128,100,000
34,600	Citigroup Global Markets, Inc., dated 4/30/13, 0.16%, due 5/1/13, proceeds $34,600,154; collateralized by U.S. Treasury Notes, 0.75%, due 10/31/17, valued at $35,311,285 including accrued interest	34,600,000
113,400	Deutsche Bank Securities, Inc., dated 4/29/13, 0.10%, due 5/6/13, proceeds $113,402,205; collateralized by U.S. Treasury Notes, 2.125%, due 8/15/21, valued at $115,533,914 including accrued interest	113,400,000
21,600	JPMorgan Securities, Inc., dated 4/30/13, 0.17%, due 5/1/13, proceeds $21,600,102; collateralized by U.S. Treasury Notes, 2.125%, due 5/31/15, valued at $22,047,357 including accrued interest	21,600,000
63,100	RBC Capital Markets LLC, dated 4/30/13, 0.15%, due 5/1/13, proceeds $63,100,263; collateralized by U.S. Treasury Notes, 0.625%-1.75%, due 1/31/14-11/30/17, valued at $64,380,928 including accrued interest	63,100,000
2,099	State Street Bank and Trust Co., dated 4/30/13, 0.01%, due 5/1/13, proceeds $2,099,001; collateralized by Freddie Mac, 2.08%, due 10/17/22, valued at $2,144,184 including accrued interest	2,099,000

	Total Repurchase Agreements (cost–$371,099,000)	371,099,000

	U.S. Treasury Obligations (h)(k)–0.1%
5,386	U.S. Treasury Bills, 0.089%-0.15%, 10/3/13-2/6/14 (cost–$5,381,379)	5,382,429

	Total Short-Term Investments (cost–$376,480,379)	376,481,429

	Total Investments, before options written (cost–$4,686,853,717)–126.7%	4,954,965,488

56	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series M Schedule of Investments

April 30, 2013 (unaudited) (continued)

Notional Amount (000s)			Value
OPTIONS WRITTEN (l)–(0.0)%
	Put Options–(0.0)%
$150,400	U.S. Dollar versus Japanese Yen (OTC), strike price $86.50, expires 8/30/13 (premiums received–$1,898,800)		$(232,669)

	Total Investments, net of options written (cost–$4,684,954,917)	126.7%	4,954,732,819
	Other liabilities in excess of other assets	(26.7)	(1,043,591,552)

	Net Assets	100.0%	$3,911,141,267

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	57

Fixed Income SHares: Series M Notes to Schedule of Investments

April 30, 2013 (unaudited)

(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $345,258,446, representing 8.8% of net assets.
(b)	Illiquid.
(c)	144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after April 30, 2013.
(e)	Fair-Valued–Securities with an aggregate value of $585,581, representing 0.01% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(f)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(g)	Inflationary Bonds–Principal amount of security is adjusted for inflation/deflation.
(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives and/or when-issued or delayed-delivery securities.
(i)	Restricted. The aggregate acquisition cost of such securities is $23,631,718. The aggregate value is $24,187,465, representing 0.6% of net assets.
(j)	Variable or Floating Rate Security–Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on April 30, 2013.
(k)	Rates reflect the effective yields at purchase date.
(l)	Non-income producing.

(m) Futures contracts outstanding at April 30, 2013:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long:	10-Year U.S. Treasury Note Futures	255	$34,007	6/19/13	$524,981

(n) Transactions in options written for the six months ended April 30, 2013:

	Notional Amount (000s)	Premiums
Options outstanding, October 31, 2012	$508,200	$—
Options written	274,900	2,110,450
Options terminated in closing transactions	(508,200)	—
Options expired	(124,500)	(211,650)

Options outstanding, April 30, 2013	$150,400	$1,898,800

(o) Credit default swap agreements outstanding at April 30, 2013:

OTC buy protection swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Made	Value(2)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)
Bank of America:
Macy’s	$5,000	0.31%	9/20/15	(7.06)%	$(852,057)	$—	$(852,057)
Barclays Bank:
Embarq Corp.	400	0.27%	6/20/13	(1.00)%	(880)	(7,215)	6,335
Citigroup:
Valero Energy	4,600	0.10%	12/20/13	(3.40)%	(116,817)	—	(116,817)
Deutsche Bank:
Altria Group, Inc.	4,500	0.64%	3/20/19	(1.46)%	(217,650)	—	(217,650)
Morgan Stanley:
Altria Group, Inc.	1,500	0.60%	12/20/18	(1.55)%	(81,452)	—	(81,452)

					$(1,268,856)	$(7,215)	$(1,261,641)

58	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series M Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

OTC sell protection swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Received	Value(2)	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas:
General Electric	$10,000	0.19%	12/20/13	3.80%	$278,156	$—	$278,156
General Electric	75,000	0.19%	12/20/13	4.50%	2,487,641	—	2,487,641
Credit Suisse First Boston:
BP Capital Markets	6,000	0.23%	6/20/15	5.00%	650,176	92,044	558,132
Goldman Sachs:
Bank of America Corp.	30,000	1.13%	3/20/18	1.00%	(151,475)	(316,073)	164,598
Berkshire Hathaway	2,200	0.16%	9/20/13	0.97%	9,567	—	9,567
Berkshire Hathaway	14,600	0.16%	9/20/13	0.98%	64,238	—	64,238
BP Capital Markets	1,100	0.23%	6/20/15	5.00%	119,200	17,777	101,423
California State Municipal Bond	25,000	0.73%	12/20/18	1.60%	1,197,923	—	1,197,923
California State Municipal Bond	11,000	0.73%	12/20/18	1.75%	616,308	—	616,308
Connecticut State Municipal Bond	9,000	0.85%	3/20/21	1.60%	498,267	—	498,267
JPMorgan Chase:
BP Capital Markets	1,100	0.23%	6/20/15	5.00%	119,199	4,393	114,806
Morgan Stanley	100	0.25%	6/20/13	1.00%	223	(11,057)	11,280

					$5,889,423	$(212,916)	$6,102,339

(1)	This represents the maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2013 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(p) Interest rate swap agreements outstanding at April 30, 2013:

OTC swap agreements:

	Notional Amount (000s)		Termination Date	Rate Type			Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty				Payments Made	Payments Received	Value
Bank of America	BRL	988,100	1/2/17	BRL-CDI-Compounded	8.91%	$5,267,187	$35,281	$5,231,906
Bank of America	MXN	40,400	2/7/19	28-Day Mexico Interbank TIIE Banxico	8.30%	630,152	—	630,152
Barclays Bank		189,600	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.34%	852,090	(35)	852,125
Barclays Bank	BRL	34,400	1/2/17	BRL-CDI-Compounded	8.18%	(123,723)	(45,824)	(77,899)
Deutsche Bank		61,000	1/2/17	BRL-CDI-Compounded	8.29%	(146,021)	(71,953)	(74,068)
Goldman Sachs		300,000	1/2/17	BRL-CDI-Compounded	8.72%	876,025	(731,586)	1,607,611

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	59

Fixed Income SHares: Series M Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

	Notional Amount (000s)		Termination Date	Rate Type			Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty				Payments Made	Payments Received	Value
HSBC Bank	MXN	99,400	1/28/15	28-Day Mexico Interbank TIIE Banxico	7.33%	$445,305	$(6,855)	$452,160
HSBC Bank	BRL	38,300	1/2/17	BRL-CDI- Compounded	8.32%	(61,659)	2,335	(63,994)
Morgan Stanley		13,600	1/2/17	BRL-CDI- Compounded	8.22%	(41,531)	(20,529)	(21,002)
UBS		250,000	1/2/17	BRL-CDI- Compounded	8.90%	1,300,132	—	1,300,132

						$8,997,957	$(839,166)	$9,837,123

Centrally cleared swap agreements:

	Notional Amount (000s)	Termination Date	Rate Type			Unrealized Depreciation
Broker (Exchange)			Payments Made	Payments Received	Value
Credit Suisse First Boston (CME)	$165,600	6/19/43	2.75%	3-Month USD-LIBOR	$2,915,032	$(8,461,186)
Deutsche Bank (CME)	84,400	6/19/43	2.75%	3-Month USD-LIBOR	1,485,680	(3,387,238)

					$4,400,712	$(11,848,424)

(q) Forward foreign currency contracts outstanding at April 30, 2013:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2013	Unrealized Appreciation (Depreciation)
Purchased:
15,578,000 Australian Dollar settling 5/23/13	UBS	$16,226,823	$16,124,137	$(102,686)
9,881,591 Brazil Real settling 6/4/13	Credit Suisse First Boston	4,987,428	4,920,682	(66,746)
10,110,000 Canadian Dollar settling 6/20/13	Citigroup	9,824,405	10,023,768	199,363
182,594,000 Euro settling 5/2/13	BNP Paribas	237,280,903	240,467,254	3,186,351
175,160,000 Euro settling 6/4/13	BNP Paribas	227,764,226	230,724,162	2,959,936
3,760,000 Euro settling 5/2/13	HSBC Bank	4,955,755	4,951,734	(4,021)
66,860,000 Euro settling 6/4/13	HSBC Bank	86,971,488	88,069,294	1,097,806
784,000 Mexican Peso settling 6/27/13	BNP Paribas	64,412	64,275	(137)
115,168,305 Mexican Peso settling 6/27/13	UBS	8,922,398	9,441,921	519,523
Sold:
78,397,000 Canadian Dollar settling 6/20/13	Barclays Bank	76,245,356	77,728,322	(1,482,966)
182,594,000 Euro settling 6/4/13	BNP Paribas	237,332,395	240,516,372	(3,183,977)
186,354,000 Euro settling 5/2/13	HSBC Bank	239,703,423	245,418,988	(5,715,565)
9,398,971,000 Japanese Yen settling 7/18/13	Royal Bank of Scotland	94,966,440	96,454,992	(1,488,552)
784,000 Mexican Peso settling 5/3/13	BNP Paribas	64,708	64,568	140

				$(4,081,531)

(r)	At April 30, 2013, the Portfolio held $16,435,000 in cash as collateral for derivative contracts and when-issued or delayed-delivery securities. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy.
(s)	The weighted average daily balance of reverse repurchase agreements during the six months ended April 30, 2013 was $6,062,250, at a weighted average interest rate of 0.27%. There were no open reverse repurchase agreements at April 30, 2013.

60	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series M Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

(t)	Sale-buybacks for the six months ending April 30, 2013: The weighted average borrowing for sale-buybacks during the six months ended April 30, 2013 was $42,847,621 at a weighted average interest rate of 0.28%. There were no open sale-buybacks at April 30, 2013.

(u)	Fair Value Measurements–See Note 1(b) in the Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 4/30/13
Investments in Securities – Assets
U.S. Government Agency Securities	$—	$1,806,218,497	$—	$1,806,218,497
Municipal Bonds	—	775,856,857	—	775,856,857
Corporate Bonds & Notes:
Diversified Financial Services	—	161,717,773	11,000,000	172,717,773
All Other	—	574,950,584	—	574,950,584
U.S. Treasury Obligations	—	564,298,133	—	564,298,133
Mortgage-Backed Securities	—	444,526,617	3,755,362	448,281,979
Sovereign Debt Obligations	—	205,431,776	—	205,431,776
Asset-Backed Securities	—	30,142,879	585,581	30,728,460
Short-Term Investments	—	376,481,429	—	376,481,429

	$—	$4,939,624,545	$15,340,943	$4,954,965,488

Investment in Securities – Liabilities
Options Written, at value:
Foreign Exchange Contracts	—	(232,669)	—	(232,669)

	$—	$(232,669)	$—	$(232,669)

Other Financial Instruments* – Assets
Credit Contracts	—	6,108,674	—	6,108,674
Foreign Exchange Contracts	—	7,963,119	—	7,963,119
Interest Rate Contracts	524,981	10,074,086	—	10,599,067

	$524,981	$24,145,879	$—	$24,670,860

Other Financial Instruments* – Liabilities
Credit Contracts	—	(1,267,976)	—	(1,267,976)
Foreign Exchange Contracts	—	(12,044,650)	—	(12,044,650)
Interest Rate Contracts	—	(12,085,387)	—	(12,085,387)

	$—	$(25,398,013)	$—	$(25,398,013)

Totals	$524,981	$4,938,139,742	$15,340,943	$4,954,005,666

At April 30, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended April 30, 2013, was as follows:

	Beginning Balance 10/31/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 4/30/13
Investments in Securities – Assets
Corporate Bonds & Notes:
Diversified Financial Services	$10,981,400	$—	$—	$(38,931)	$—	$57,531	$—	$—	$11,000,000
Mortgage-Backed Securities	4,077,070	—	(319,206)	(2,018)	(248)	(236)	—	—	3,755,362
Asset-Backed Securities	597,182	—	(88,597)	(1)	—	76,997	—	—	585,581

Totals	$15,655,652	$—	$(407,803)	$(40,950)	$(248)	$134,292	$—	$—	$15,340,943

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	61

Fixed Income SHares: Series M Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2013.

	Ending Balance at 4/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Corporate Bonds & Notes	$11,000,000	Third-Party Pricing Vendor	Single Broker Quote	$110.00
Mortgage-Backed Securities	3,755,362	Third-Party Pricing Vendor	Single Broker Quote	$100.31
Asset-Backed Securities	585,581	Benchmark Pricing	Security Price Reset	$6.52-$87.64

*	Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2013 was $114,453. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statement of Operations.

(v) The following is a summary of the fair valuation derivative instruments categorized by risk exposure:

The effect of derivatives on the Statement of Assets and Liabilities at April 30, 2013:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Unrealized appreciation of OTC swaps	$10,074,086	$6,108,674	$—	$16,182,760
Receivable for variation margin on centrally cleared swaps**	788,730	—	—	788,730
Unrealized appreciation of forward foreign currency contracts	—	—	7,963,119	7,963,119

Total asset derivatives	$10,862,816	$6,108,674	$7,963,119	$24,934,609

Liability derivatives:
Unrealized depreciation of OTC swaps	$(236,963)	$(1,267,976)	$—	$(1,504,939)
Options written, at value	—	—	(232,669)	(232,669)
Payable for variation margin on futures contracts***	(23,906)	—	—	(23,906)
Unrealized depreciation of forward foreign currency contracts	—	—	(12,044,650)	(12,044,650)

Total liability derivatives	$(260,869)	$(1,267,976)	$(12,277,319)	$(13,806,164)

**	Included in net unrealized depreciation of $11,848,424 on centrally cleared swaps as reported in note (p) of the Notes to Schedule of Investments.

***	Included in net unrealized appreciation of $524,981 on futures contracts as reported in note (m) of the Notes to Schedule of Investments.

The effect of derivatives on the Statement of Operations for the six months ended April 30, 2013:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain on:
Futures contracts	$272,950	$—	$—	$272,950
Options written	211,650	—	—	211,650
Swaps	28,197,243	2,261,467	—	30,458,710
Foreign currency transactions (forward foreign currency contracts	—	—	5,688,586	5,688,586

Total net realized gain	$28,681,843	$2,261,467	$5,688,586	$36,631,896

62	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series M Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net change in unrealized appreciation/depreciation of:
Futures contracts	$524,981	$—	$—	$524,981
Options written	2,658,953	—	1,666,131	4,325,084
Swaps	(14,951,465)	393,389	—	(14,558,076)
Foreign currency transactions (forward foreign currency contracts	—	—	(5,544,555)	(5,544,555)

Total net change in unrealized appreciation/depreciation	$(11,767,531)	$393,389	$(3,878,424)	$(15,252,566)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended April 30, 2013:

Options Written(3)	Futures Contracts(1)	Forward Foreign Currency Contracts(2)		Credit Default Swap Agreements(3)		Interest Rate Swap Agreements(3)
	Long	Purchased	Sold	Buy	Sell
$219,533	170	$501,793,585	$989,477,864	$16,000	$165,100		$166,667
						BRL	660,000
							£75,200
						MXN	329,400

(1)	Number of contracts
(2)	U.S. $ Value on origination date
(3)	Notional Amount (in thousands)

Glossary:

ABS – Asset-Backed Securities

AUD – Australian Dollar

BRL – Brazilian Real

£ – British Pound

CAD – Canadian Dollar

CDI – Inter-Bank Deposit Certificate

CME – Chicago Mercantile Exchange

CMO – Collateralized Mortgage Obligation

CP – Certificates of Participation

€ – Euro

FGIC – insured by Financial Guaranty Insurance Co.

GO – General Obligation Bond

LIBOR – London Inter-Bank Offered Rate

MBS – Mortgage-Backed Securities

MXN – Mexican Peso

OTC – Over-the-Counter

TBA – To Be Announced

TIIE – Inter-Bank Equilibrium Interest Rate

See Accompanying Notes to Financial Statements	4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	63

Fixed Income SHares: Series R Schedule of Investments

April 30, 2013 (unaudited)

Principal Amount (000s)			Value
	U.S. TREASURY OBLIGATIONS–74.7%
		U.S. Treasury Inflation Indexed Bonds (g)–34.7%
	$16,455	0.625%, 2/15/43	$17,263,971
	10,375	0.75%, 2/15/42	11,292,829
	43,208	1.75%, 1/15/28	55,924,619
	45,841	2.00%, 1/15/26	60,274,111
	1,036	2.375%, 1/15/27	1,431,490
	41,296	2.50%, 1/15/29 (h)	58,708,786

			204,895,806

		U.S. Treasury Inflation Indexed Notes (g)–38.6%
	1,231	0.125%, 1/15/22	1,340,764
	11,313	0.125%, 7/15/22 (e)(i)	12,353,519
	7,926	0.50%, 4/15/15	8,212,849
	3,089	0.625%, 7/15/21	3,532,086
	1,538	1.125%, 1/15/21	1,809,293
	21,934	1.25%, 4/15/14	22,378,221
	84,717	1.25%, 7/15/20 (i)	100,700,355
	322	1.375%, 1/15/20	381,216
	14,951	1.625%, 1/15/15	15,714,019
	3,103	1.875%, 7/15/15	3,354,338
	31,906	2.00%, 1/15/14 (h)	32,546,564
	21,964	2.625%, 7/15/17 (e)	26,067,969

			228,391,193

		U.S. Treasury Notes–1.4%
	349	1.25%, 2/15/14 (h)	352,149
	357	1.25%, 3/15/14 (h)	360,528
	7,400	2.00%, 2/15/23 (i)	7,618,530

			8,331,207

		Total U.S. Treasury Obligations (cost–$422,301,202)	441,618,206

	SOVEREIGN DEBT OBLIGATIONS–13.7%
		Australia–4.7%
		Australia Government Bond (g),
AUD	9,200	3.00%, 9/20/25, Ser. 25-CI	13,413,969
	4,600	4.00%, 8/20/20, Ser. 20-CI	9,245,905
		New South Wales Treasury Corp. (g),
	300	2.50%, 11/20/35, Ser. CI-B2	396,808
	3,500	2.75%, 11/20/25, Ser. CI-BI	4,864,188

			27,920,870

64	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series R Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)			Value
		Canada–2.0%
		Canadian Government Bond (g),
CAD	1,273	1.50%, 12/1/44	$1,664,945
	7,234	4.25%, 12/1/21, Ser. L-256	10,121,041

			11,785,986

		Ireland–0.3%
	$1,400	VEB Finance PLC for Vnesheconombank, 5.45%, 11/22/17 (a)(d)	1,542,100

		Italy–3.9%
		Italy Buoni Poliennali Del Tesoro (g),
	€1,295	1.70%, 9/15/18	1,704,865
	15,718	2.10%, 9/15/16	21,495,749

			23,200,614

		Mexico–1.4%
MXN	69,300	Mexican Bonos de Proteccion al Ahorro, 4.32%, 1/30/20 (k)	5,666,518
		Mexican Udibonos (g),
	23,814	2.00%, 6/9/22	2,125,581
	5,220	4.50%, 12/18/14	456,568

			8,248,667

		Spain–0.7%
		Xunta de Galicia,
	€1,700	5.763%, 4/3/17	2,385,805
	1,100	6.131%, 4/3/18	1,570,299

			3,956,104

		United Kingdom–0.7%
		United Kingdom Gilt Inflation Linked, Ser. 3-MO (g),
	£408	0.125%, 3/22/44	710,084
	420	0.375%, 3/22/62	864,090
	1,197	1.25%, 11/22/32	2,560,428

			4,134,602

		Total Sovereign Debt Obligations (cost–$75,006,617)	80,788,943

	CORPORATE BONDS & NOTES–7.8%
		Airlines–0.9%
	$5,000	United Airlines, Inc., 6.75%, 9/15/15 (a)(d)	5,256,250

		Banking–0.9%
		Ally Financial, Inc. (k),
	700	2.487%, 12/1/14	702,219
	3,200	3.492%, 2/11/14	3,239,328

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	65

Fixed Income SHares: Series R Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)			Value
		Banking (continued)
MXN	3,000	Bank of America Corp., 4.854%, 4/29/25 (f)(g)(k)	$296,774
	$1,000	CIT Group, Inc., 5.25%, 4/1/14 (a)(d)	1,038,750

			5,277,071

		Chemicals–0.2%
	1,000	RPM International, Inc., 6.50%, 2/15/18	1,179,184

		Diversified Financial Services–1.4%
	1,800	Credit Agricole Home Loan SFH, 1.026%, 7/21/14 (a)(d)(k)	1,804,466
	4,200	Ford Motor Credit Co. LLC, 3.984%, 6/15/16	4,469,766
	500	International Lease Finance Corp., 6.50%, 9/1/14 (a)(d)	537,500
	€400	Merrill Lynch & Co., Inc., 0.658%, 7/22/14 (k)	526,734
		SLM Corp.,
	$590	3.595%, 3/17/14 (k)	592,124
	500	5.05%, 11/14/14	525,772

			8,456,362

		Food & Beverage–0.3%
	1,500	FBG Finance Ltd., 5.125%, 6/15/15 (a)(b)(d)(j) (acquisition cost–$1,259,250; purchased 2/9/09)	1,626,418

		Insurance–2.9%
	3,000	Marsh & McLennan Cos., Inc., 9.25%, 4/15/19	4,098,888
	€5,000	New York Life Global Funding, 0.326%, 12/20/13 (k)	6,580,354
	$6,100	Stone Street Trust, 5.902%, 12/15/15 (a)(d)	6,625,173

			17,304,415

		Media–0.9%
	5,000	DISH DBS Corp., 6.625%, 10/1/14	5,325,000

		Oil & Gas–0.3%
	1,520	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 6/30/21 (a)(d)	1,694,800

		Total Corporate Bonds & Notes (cost–$42,993,932)	46,119,500

	MORTGAGE-BACKED SECURITIES–4.9%
		Banc of America Commercial Mortgage Trust, CMO (k),
	14	0.37%, 6/10/49 (a)(d)	14,140
	14	5.796%, 6/10/49	14,182
	3,873	Banc of America Large Loan Trust, 2.499%, 11/15/15 CMO (a)(d)(k)	3,912,465
		Bear Stearns Adjustable Rate Mortgage Trust, CMO (k),
	28	2.24%, 8/25/35	28,111
	51	2.32%, 8/25/35	52,158
	85	2.60%, 3/25/35	85,910
	24	2.793%, 3/25/35	24,141

66	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series R Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Citigroup Mortgage Loan Trust, Inc., CMO (k),
$35	2.24%, 9/25/35	$34,922
58	2.29%, 9/25/35	57,332
733	3.078%, 9/25/37	600,862
209	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49 CMO	211,535
4,998	Commercial Mortgage Trust, 3.156%, 7/10/46 CMO (a)(d)	5,254,764
	Countrywide Alternative Loan Trust, CMO (k),
2,277	0.394%, 12/20/46	1,538,389
543	1.176%, 2/25/36	453,176
	Countrywide Home Loan Mortgage Pass-Through Trust, CMO (k),
23	0.54%, 6/25/35 (a)(d)	20,955
847	2.885%, 4/20/35	840,474
£829	Granite Mortgages PLC, 0.827%, 3/20/44 CMO (k)	1,277,116
$124	GSR Mortgage Loan Trust, 2.662%, 9/25/35 CMO (k)	127,776
787	Merrill Lynch Mortgage Investors Trust, 1.76%, 10/25/35 CMO (k)	777,582
	NCUA Guaranteed Notes Trust, CMO,
4,427	0.57%, 11/6/17 (k)	4,444,938
7,359	2.65%, 10/29/20	7,789,590
372	Residential Accredit Loans, Inc., 0.38%, 6/25/46 CMO (k)	183,268
AUD 814	Swan Trust, 4.304%, 4/25/41 CMO (k)	851,974
$500	Wachovia Bank Commercial Mortgage Trust, 5.088%, 8/15/41 CMO (k)	520,430

	Total Mortgage-Backed Securities (cost–$27,887,951)	29,116,190

ASSET-BACKED SECURITIES–1.0%
447	AMMC CLO V Ltd., 0.515%, 8/8/17 (a)(d)(k)	447,235
550	Ares VIR CLO Ltd., 0.508%, 3/12/18 (a)(d)(k)	545,457
319	Bear Stearns Asset-Backed Securities I Trust, 1.20%, 10/25/37 (k)	276,256
382	Citigroup Mortgage Loan Trust, Inc., 0.28%, 1/25/37 (k)	200,764
170	Duane Street CLO I Ltd., 0.543%, 11/8/17 (a)(d)(k)	170,533
€76	Harvest CLO IA S.A., 0.825%, 3/29/17 (k)	100,054
$352	JPMorgan Mortgage Acquisition Corp., 0.69%, 7/25/35 (k)	350,407
€551	Magi Funding PLC, 0.578%, 4/11/21 (a)(d)(k)	709,731
$192	Massachusetts Educational Financing Auth., 1.226%, 4/25/38 (k)	194,502
2,059	Navigare Funding I CLO Ltd., 0.549%, 5/20/19 (a)(d)(k)	2,053,875
336	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, 0.62%, 6/25/35 (k)	334,146
401	Saxon Asset Securities Trust, 4.034%, 6/25/33	408,085
€189	Wood Street CLO II BV, 0.587%, 3/29/21 (a)(d)(k)	244,145

	Total Asset-Backed Securities (cost–$5,980,508)	6,035,190

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	67

Fixed Income SHares: Series R Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
U.S. GOVERNMENT AGENCY SECURITIES (k)–0.2%
	Fannie Mae–0.1%
$344	0.645%, 2/25/37, CMO	$346,023
11	1.378%, 10/1/44, MBS	11,117

		357,140

	Freddie Mac–0.0%
146	2.222%, 7/1/36, MBS	155,368
141	2.603%, 9/1/36, MBS	150,249

		305,617

	SLM Student Loan Trust–0.1%
655	0.676%, 7/27/20, ABS (a)(d)	655,474

	Total U.S. Government Agency Securities (cost–$1,295,256)	1,318,231

SENIOR LOANS–0.1%
	Electric Utilities–0.0%
383	AES Corp., 3.75%, 5/27/18, Term B (a)(c)	389,373

	Telecommunications–0.1%
443	Vodafone, 6.875%, 8/17/15 (a)(c)	456,301

	Total Senior Loans (cost–$823,266)	845,674

MUNICIPAL BONDS–0.0%
	West Virginia–0.0%
100	Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A (cost–$94,157)	87,660

SHORT-TERM INVESTMENTS–5.0%
	Repurchase Agreements–4.3%
14,500	BNP Paribas Securities Corp., dated 4/30/13, 0.17%, due 5/1/13, proceeds $14,500,068; collateralized by U.S. Treasury Inflation Indexed Notes, 0.625%, due 7/15/21, valued at $14,773,605 including accrued interest	14,500,000
10,000	Morgan Stanley & Co., Inc., dated 4/30/13, 0.18%, due 5/1/13, proceeds $10,000,050; collateralized by U.S. Treasury Notes, 1.50%, due 7/31/16, valued at $10,197,057 including accrued interest	10,000,000
770	State Street Bank and Trust Co., dated 4/30/13, 0.01%, due 5/1/13, proceeds $770,000; collateralized by Fannie Mae, 2.20%, due 10/17/22, valued at $788,112 including accrued interest	770,000

	Total Repurchase Agreements (cost–$25,270,000)	25,270,000

	Certificate of Deposit–0.5%
2,800	Dexia Credit Local S.A., 1.65%, 9/12/13 (cost–$2,800,000)	2,809,235

68	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series R Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	U.S. Treasury Obligations (h)(l)–0.2%
$900	U.S. Treasury Bills, 0.107%-0.122%, 2/6/14 (cost–$899,197)	$899,333

	Total Short-Term Investments (cost–$28,969,197)	28,978,568

Notional Amount (000s)
OPTIONS PURCHASED (m)–0.0%
	Call Options–0.0%
$8,700	U.S. Dollar versus Japanese Yen (OTC), strike price $99, expires 9/24/13	189,999

	Put Options–0.0%
7,000	30-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index, strike rate 3.875%, expires 4/14/14	70,589

	Total Options Purchased (cost–$501,615)	260,588

	Total Investments, before options written (cost–$605,853,701)–107.4%	635,168,750

OPTIONS WRITTEN (m)–(0.1)%
	Call Options–(0.0)%
26,700	3-Year Interest Rate Swap (OTC) Receive 2-Year USD-LIBOR Floating Rate Index, strike rate 1.60%, expires 7/2/13	(80,656)
22,600	5-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index, strike rate 0.75%, expires 9/3/13	(22,003)
19,400	10-Year Interest Rate Swap (OTC) Receive 3-Month USD-LIBOR Floating Rate Index, strike rate 1.80%, expires 7/29/13	(108,299)
8,700	U.S. Dollar versus Japanese Yen (OTC), strike price $104, expires 9/24/13	(75,708)

		(286,666)

	Put Options–(0.1)%
€21,800	2-Year Interest Rate Swap (OTC) Pay 6-Month EUR-EURIBOR Floating Rate Index, strike rate 1.15%, expires 7/24/13	(29)
$26,700	3-Year Interest Rate Swap (OTC) Pay 2-Year USD-LIBOR Floating Rate Index, strike rate 1.60%, expires 7/2/13	(48,325)
	5-Year Interest Rate Swap (OTC) Pay 3-Month USD-LIBOR Floating Rate Index
22,600	strike rate 1.25%, expires 9/3/13	(36,599)
29,200	strike rate 1.40%, expires 9/3/13	(27,568)
29,500	strike rate 2.85%, expires 4/14/14	(18,254)

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	69

Fixed Income SHares: Series R Schedule of Investments

April 30, 2013 (unaudited) (continued)

Notional Amount (000s)			Value
	Put Options (continued)
	5-Year Interest Rate Swap (OTC)
	Pay 6-Month EUR-EURIBOR Floating Rate Index
€7,100	strike rate 1.50%, expires 6/3/13		$(1)
16,900	strike rate 1.70%, expires 7/24/13		(209)
$19,400	10-Year Interest Rate Swap (OTC)
	Pay 3-Month USD-LIBOR Floating Rate Index,
	strike rate 2.65%, expires 7/29/13		(9,967)
	Inflation Floor CPURNSA Index (OTC) Exercise Index=Maximum of ((1+0.00%)^10-(Index Final/Index Initial)) or $0
1,800	strike index 0, expires 1/22/18		(13,275)
32,200	strike index 216.687, expires 4/7/20		(52,310)
1,500	strike index 217.965, expires 9/29/20		(2,533)
1,500	Inflation Floor CPURNSA Index (OTC) Exercise Index=Maximum of (0.00%-(Index Final/Index Initial-1)) or $0, strike index 215.949, expires 3/10/20		(2,665)
	U.S. Dollar versus Japanese Yen (OTC)
4,800	strike price $88, expires 9/24/13		(15,989)
3,900	strike price $88.25, expires 9/24/13		(13,841)
12,800	strike price $95, expires 7/5/13		(120,039)

			(361,604)

	Total Options Written (premiums received–$1,658,946)		(648,270)

	Total Investments, net of options written (cost–$604,194,755)	107.3%	634,520,480
	Other liabilities in excess of other assets	(7.3)	(43,361,547)

	Net Assets	100.0%	$591,158,933

70	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series R Notes to Schedule of Investments

April 30, 2013 (unaudited)

(a)	Private Placement–Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $34,999,905, representing 5.9% of net assets.
(b)	Illiquid.
(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Portfolio is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on April 30, 2013.
(d)	144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	When-issued or delayed-delivery. To be settled/delivered after April 30, 2013.
(f)	Fair-Valued–Security with a value of $296,774, representing 0.1% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(g)	Inflationary Bonds–Principal amount of security is adjusted for inflation/deflation.
(h)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives and/or when-issued or delayed-delivery securities.
(i)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(j)	Restricted. The aggregate acquisition cost of such security is $1,259,250. The aggregate market value is $1,626,418, representing 0.3% of net assets.
(k)	Variable or Floating Rate Security–Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on April 30, 2013.
(l)	Rates reflect the effective yields at purchase date.
(m)	Non-income producing.

(n)	Futures contracts outstanding at April 30, 2013:

	Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	10-Year U.S. Treasury Note Futures	81	$10,802	6/19/13	$20,163
	Financial Futures Euro-90 day	69	17,138	9/14/15	38,480
	Financial Futures Euro-90 day	802	198,745	3/14/16	431,266
Short:	30-Year U.S. Treasury Bond Futures	(9)	(1,335)	6/19/13	(32,637)

					$457,272

(o)	Transactions in options written for the six months ended April 30, 2013:

	Contracts	Notional Amount (000s)	Notional Amount (000s)	Premiums
Options outstanding, October 31, 2012	—	$320,500	€4,800	$2,266,997
Options written	38	405,900	55,100	1,789,484
Options terminated in closing transactions	(19)	(338,300)	(14,100)	(1,661,038)
Options exercised	(19)	(124,800)	—	(736,497)

Options outstanding, April 30, 2013	—	$263,300	€45,800	$1,658,946

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Fixed Income SHares: Series R Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

(p)	Credit default swap agreements outstanding at April 30, 2013:

OTC buy protection swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Made	Value(2)	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America:
Marsh & McLennan Cos., Inc.	$3,000	0.66%	6/20/19	(0.90)%	$(46,557)	$—	$(46,557)
Barclays Bank:
FBG Finance Ltd.	1,500	0.11%	6/20/15	(1.60)%	(50,980)	—	(50,980)
Goldman Sachs:
RPM International, Inc.	1,000	1.06%	3/20/18	(1.50)%	(22,867)	—	(22,867)

					$(120,404)	$—	$(120,404)

OTC sell protection swap agreements:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount (000s)(1)	Credit Spread	Termination Date	Payments Received	Value(2)	Upfront Premiums Received	Unrealized Appreciation
Deutsche Bank:
Brazilian Government International Bond	$2,100	1.34%	6/20/20	1.00%	$(45,345)	$(69,609)	$24,264
HSBC Bank:
Petrobras International Finance Co. – Pifco	2,000	1.27%	9/20/15	1.00%	(10,323)	(63,728)	53,405

					$(55,668)	$(133,337)	$77,669

(1)	This represents the maximum potential amount the Portfolio could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at April 30, 2013 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(q) Interest rate swap agreements outstanding at April 30, 2013:

OTC swap agreements:

	Notional Amount (000s)	Termination Date	Rate Type			Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty			Payments Made	Payments Received	Value
BNP Paribas	€6,600	9/1/16	6-Month EUR-LIBOR	1.90%	$166,216	$7,145	$159,071
BNP Paribas	3,500	9/1/16	6-Month EUR-LIBOR	2.00%	107,586	4,785	102,801
BNP Paribas	20,700	9/1/17	6-Month EUR-LIBOR	1.95%	583,710	—	583,710
BNP Paribas	$8,900	7/15/22	2.50%	3-Month USD-CPURNSA Index	6,174	91,330	(85,156)
Citigroup	15,000	7/15/17	2.25%	3-Month USD-CPURNSA Index	(145,157)	3,600	(148,757)

72	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series R Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

	Notional Amount (000s)		Termination Date	Rate Type			Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swap Counterparty				Payments Made	Payments Received	Value
Citigroup		€900	4/1/21	1-Month EUR-FRCPXTOB Index	2.15%	$17,955	$14,047	$3,908
Deutsche Bank		$8,200	1/28/17	2.36%	3-Month USD-CPURNSA Index	(91,641)	—	(91,641)
Deutsche Bank		€1,000	4/1/21	1-Month EUR-FRCPXTOB Index	2.15%	19,950	22,022	(2,072)
Deutsche Bank		$7,300	7/15/22	2.50%	3-Month USD-CPURNSA Index	5,064	119,510	(114,446)
Goldman Sachs	BRL	44,100	1/2/17	BRL-CDI-Compounded	8.30%	(67,112)	21,518	(88,630)
Goldman Sachs		€5,200	4/1/21	1-Month EUR-FRCPXTOB Index	2.15%	103,737	67,598	36,139
JPMorgan Chase	BRL	18,900	1/2/15	BRL-CDI-Compounded	7.90%	(3,812)	(67,479)	63,667
Morgan Stanley		100	1/2/15	BRL-CDI-Compounded	8.27%	151	(171)	322
Morgan Stanley		1,700	1/2/17	BRL-CDI-Compounded	8.22%	(5,191)	(90)	(5,101)
Royal Bank of Scotland		$27,000	7/15/17	2.25%	3-Month USD-CPURNSA Index	(261,283)	(50,400)	(210,883)
Royal Bank of Scotland		9,700	7/15/17	2.25%	3-Month USD-CPURNSA Index	(93,868)	27,917	(121,785)
UBS	BRL	39,800	1/2/17	BRL-CDI-Compounded	8.15%	(159,858)	(39,488)	(120,370)

						$182,621	$221,844	$(39,223)

Centrally cleared swap agreements:

	Notional Amount (000s)	Termination Date	Rate Type			Unrealized Depreciation
Broker (Exchange)			Payments Made	Payments Received	Value
Barclays Bank (CME)	$2,900	6/19/43	2.75%	3-Month USD-LIBOR	$51,049	$(122,717)
Morgan Stanley (CME)	19,700	6/19/43	2.75%	3-Month USD-LIBOR	346,776	(833,628)

					$397,825	$(956,345)

(r) Forward foreign currency contracts outstanding at April 30, 2013:

	Counterparty	U.S.$ Value on Origination Date	U.S.$Value April 30, 2013	Unrealized Appreciation (Depreciation)
Purchased:
1,850,000 Australian Dollar settling 5/2/13	BNP Paribas	$1,913,492	$1,917,895	$4,403
143,000 Australian Dollar settling 5/2/13	Citigroup	146,865	148,248	1,383

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	73

Fixed Income SHares: Series R Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2013	Unrealized Appreciation (Depreciation)
1,277,000 Australian Dollar settling 5/2/13	UBS	$1,335,231	$1,323,866	$(11,365)
1,448,000 Australian Dollar settling 5/2/13	Westpac Banking Corp.	1,503,777	1,501,142	(2,635)
17,582,513 Brazilian Real settling 6/4/13	Credit Suisse First Boston	8,821,619	8,755,468	(66,151)
1,527,124 Brazilian Real settling 6/4/13	Deutsche Bank	751,649	760,454	8,805
714,996 Brazilian Real settling 6/4/13	Morgan Stanley	360,000	356,043	(3,957)
1,030,000 British Pound settling 6/12/13	Citigroup	1,570,479	1,599,527	29,048
4,014,000 British Pound settling 6/12/13	Deutsche Bank	6,066,069	6,233,498	167,429
2,415,000 British Pound settling 6/12/13	HSBC Bank	3,671,473	3,750,348	78,875
347,000 British Pound settling 6/12/13	Morgan Stanley	523,439	538,870	15,431
1,290,000 British Pound settling 6/12/13	Royal Bank of Scotland	1,967,103	2,003,291	36,188
810,000 Canadian Dollar settling 6/20/13	Credit Suisse First Boston	797,114	803,091	5,977
2,990,000 Canadian Dollar settling 6/20/13	Morgan Stanley	2,935,747	2,964,497	28,750
1,240,000 Canadian Dollar settling 6/20/13	Royal Bank of Canada	1,221,862	1,229,424	7,562
38,173,000 Euro settling 5/2/13	BNP Paribas	49,605,813	50,271,950	666,137
290,000 Euro settling 6/17/13	Citigroup	376,105	382,028	5,923
525,000 Euro settling 6/17/13	HSBC Bank	681,779	691,602	9,823
128,000 Euro settling 6/17/13	Morgan Stanley	167,243	168,619	1,376
1,487,000 Euro settling 6/17/13	Royal Bank of Scotland	1,912,951	1,958,879	45,928
46,791,860 Indian Rupee settling 7/15/13	Barclays Bank	863,000	856,441	(6,559)
70,833,560 Indian Rupee settling 7/15/13	Citigroup	1,294,000	1,296,481	2,481
42,205,240 Indian Rupee settling 7/15/13	JPMorgan Chase	772,000	772,491	491
19,783,000 Indian Rupee settling 7/15/13	UBS	365,000	362,092	(2,908)
2,075,800,000 Japanese Yen settling 7/18/13	Royal Bank of Scotland	21,332,835	21,302,468	(30,367)
31,361,491 Mexican Peso settling 6/27/13	Bank of America	2,573,081	2,571,130	(1,951)
6,409,200 Mexican Peso settling 6/27/13	HSBC Bank	500,000	525,450	25,450
13,401,402 Mexican Peso settling 6/27/13	JPMorgan Chase	1,103,737	1,098,696	(5,041)
57,001,560 Mexican Peso settling 6/27/13	Morgan Stanley	4,683,964	4,673,198	(10,766)
1,280,750 Mexican Peso settling 6/27/13	UBS	100,000	105,001	5,001
3,856,954 South African Rand settling 7/30/13	Bank of America	422,934	424,798	1,864
Sold:
27,611,000 Australian Dollar settling 5/2/13	Bank of America	28,277,723	28,624,330	(346,607)
1,782,000 Australian Dollar settling 5/2/13	BNP Paribas	1,858,396	1,847,400	10,996
1,000,000 Australian Dollar settling 5/2/13	Citigroup	1,031,120	1,036,700	(5,580)
2,499,000 Australian Dollar settling 5/2/13	Royal Bank of Canada	2,588,939	2,590,714	(1,775)
28,174,000 Australian Dollar settling 6/13/13	UBS	29,123,464	29,116,349	7,115
1,527,124 Brazilian Real settling 6/4/13	Morgan Stanley	751,648	760,453	(8,805)
5,083,000 British Pound settling 6/12/13	Barclays Bank	7,698,545	7,893,589	(195,044)
1,300,000 British Pound settling 6/12/13	JPMorgan Chase	1,995,864	2,018,821	(22,957)
5,975,000 British Pound settling 6/12/13	Westpac Banking Corp.	8,982,815	9,278,811	(295,996)
17,065,000 Canadian Dollar settling 6/20/13	Citigroup	16,577,618	16,919,446	(341,828)
1,820,000 Euro settling 5/2/13	Barclays Bank	2,377,409	2,396,850	(19,441)
2,470,000 Euro settling 5/2/13	BNP Paribas	3,233,378	3,252,868	(19,490)
38,173,000 Euro settling 6/4/13	BNP Paribas	49,616,579	50,282,219	(665,640)
1,340,000 Euro settling 5/2/13	Citigroup	1,750,927	1,764,714	(13,787)
20,000 Euro settling 6/4/13	Credit Suisse First Boston	26,317	26,344	(27)

74	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series R Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value April 30, 2013	Unrealized Appreciation (Depreciation)
4,300,000 Euro settling 6/17/13	Credit Suisse First Boston	$5,572,241	$5,664,547	$(92,306)
32,543,000 Euro settling 5/2/13	HSBC Bank	41,859,410	42,857,519	(998,109)
20,000 Euro settling 6/4/13	HSBC Bank	26,016	26,344	(328)
290,328,352 Japanese Yen settling 5/7/13	Citigroup	2,965,000	2,978,254	(13,254)
177,100,000 Japanese Yen settling 7/18/13	HSBC Bank	1,819,779	1,817,452	2,327
744,300,000 Japanese Yen settling 7/18/13	JPMorgan Chase	7,526,439	7,638,225	(111,786)
721,654,000 Japanese Yen settling 7/18/13	Royal Bank of Scotland	7,291,534	7,405,825	(114,291)
33,714,826 Mexican Peso settling 6/27/13	HSBC Bank	2,613,511	2,764,065	(150,554)

				$(2,390,542)

(s)	At April 30, 2013, the Portfolio held $1,025,000 in cash as collateral and U.S. Treasury Obligations valued at $289,877 and pledged cash collateral of $13,000 for derivative contracts and when-issued or delayed-delivery securities. Cash collateral held may be invested in accordance with the Portfolio’s investment strategy. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

(t)	Open reverse repurchase agreements at April 30, 2013:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
JPMorgan Chase	0.16%	4/18/13	5/9/13	$17,957,663	$17,956,625
Royal Bank of Scotland	0.07	4/17/13	5/2/13	1,339,036	1,339,000

					$19,295,625

(u)	The weighted average daily balance of reverse repurchase agreements during the six months ended April 30, 2013 was $14,717,889, at a weighted average interest rate of 0.24%. Total value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at April 30, 2013 was $19,282,367.
(v)	Sale-buybacks for the six months ended April 30, 2013: The weighted average borrowing for sale-buybacks during the six months ended April 30, 2013 was $152,860,935 at a weighted average interest rate of 0.23%.

(w)	Fair Value Measurements–See Note 1(b) in the Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 4/30/13
Investments in Securities – Assets
U.S. Treasury Obligations	$—	$441,618,206	$—	$441,618,206
Sovereign Debt Obligations	—	80,788,943	—	80,788,943
Corporate Bonds & Notes:
Banking	—	4,980,297	296,774	5,277,071
All Other	—	40,842,429	—	40,842,429
Mortgage-Backed Securities	—	24,671,252	4,444,938	29,116,190
Asset-Backed Securities	—	6,035,190	—	6,035,190
U.S. Government Agency Securities	—	1,318,231	—	1,318,231
Senior Loans	—	845,674	—	845,674
Municipal Bonds	—	87,660	—	87,660
Short-Term Investments	—	28,978,568	—	28,978,568
Options Purchased:
Foreign Exchange Contracts	—	189,999	—	189,999
Interest Rate Contracts	—	70,589	—	70,589

	$—	$630,427,038	$4,741,712	$635,168,750

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	75

Fixed Income SHares: Series R Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 4/30/13
Investment in Securities – Liabilities
Options Written, at value:
Foreign Exchange Contracts	$—	$(225,577)	$—	$(225,577)
Interest Rate Contracts	—	(222,929)	(199,764)	(422,693)

	$—	$(448,506)	$(199,764)	$(648,270)

Other Financial Instruments* – Assets
Credit Contracts	—	77,669	—	77,669
Foreign Exchange Contracts	—	1,168,763	—	1,168,763
Interest Rate Contracts	489,909	949,618	—	1,439,527

	$489,909	$2,196,050	$—	$2,685,959

Other Financial Instruments* – Liabilities
Credit Contracts	—	(120,404)	—	(120,404)
Foreign Exchange Contracts	—	(3,559,305)	—	(3,559,305)
Interest Rate Contracts	(32,637)	(1,945,186)	—	(1,977,823)

	$(32,637)	$(5,624,895)	$—	$(5,657,532)

Totals	$457,272	$626,549,687	$4,541,948	$631,548,907

At April 30, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended April 30, 2013, was as follows:

	Beginning Balance 10/31/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3**	Ending Balance 4/30/13
Investments in Securities – Assets
Corporate Bonds & Notes:
Banking	$—	$276,047	$—	$(532)	$—	$21,259	$—	$—	$296,774
Mortgage-Backed Securities	12,857,528	—	(669,982)	(2,087)	(924)	49,993	—	(7,789,590)	4,444,938
Asset-Backed Securities	151,933	—	(154,354)	(7)	(2,550)	4,978	—	—	—
Options Purchased:
Interest Rate Contracts	319,234	—	—	—	(371,830)	52,596	—	—	—

	13,328,695	276,047	(824,336)	(2,626)	(375,304)	128,826	—	(7,789,590)	4,741,712

Investment in Securities – Liabilities
Options Written:
Interest Rate Contracts	(58,734)	—	(199,750)	—	—	58,720	—	—	(199,764)

Totals	$13,269,961	$276,047	$(1,024,086)	$(2,626)	$(375,304)	$187,546	$—	$(7,789,590)	$4,541,948

76	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series R Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at April 30, 2013.

	Ending Balance at 4/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities – Assets
Corporate Bonds & Notes	$296,774	Benchmarked Pricing	Security Price Reset	$9.89
Mortgage-Backed Securities	4,444,938	Third-Party Pricing Vendor	Single Broker Quote	$100.41
Investment in Securities – Liabilities
Options Written, at value	(199,764)	Third-Party Pricing Vendor	Single Broker Quote	($0.16)-($0.74)

*	Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred out of Level 3 into Level 2 because an evaluated price with observable inputs from an independent third-party vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments held at April 30, 2013 was $89,096. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statement of Operations.

(x) The following is a summary of the fair valuation derivative instruments categorized by risk exposure:

The effect of derivatives on the Statement of Assets and Liabilities at April 30, 2013:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Asset derivatives:
Investments, at value (options purchased)	$70,589	$—	$189,999	$260,588
Unrealized appreciation of OTC swaps	949,618	77,669	—	1,027,287
Receivable for variation margin on centrally cleared swaps**	71,301	—	—	71,301
Receivable for variation margin on futures contracts*	106	—	—	106
Unrealized appreciation of forward foreign currency contracts	—	—	1,168,763	1,168,763

Total asset derivatives	$1,091,614	$77,669	$1,358,762	$2,528,045

Liability derivatives:
Unrealized depreciation of OTC swaps	$(988,841)	$(120,404)	$—	$(1,109,245)
Options written, at value	(422,693)	—	(225,577)	(648,270)
Payable for variation margin on futures contracts*	(26,538)	—	—	(26,538)
Unrealized depreciation of forward foreign currency contracts	—	—	(3,559,305)	(3,559,305)

Total liability derivatives	$(1,438,072)	$(120,404)	$(3,784,882)	$(5,343,358)

*	Included in net unrealized appreciation of $457,272 on futures contracts as reported in note (n) of the Notes to Schedule of Investments.
**	Included in net unrealized depreciation of $956,345 on centrally cleared swaps as reported in note (q) of the Notes to Schedule of Investments.

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	77

Fixed Income SHares: Series R Notes to Schedule of Investments

April 30, 2013 (unaudited) (continued)

The effect of derivatives on the Statement of Operations for the six months ended April 30, 2013:

Location	Interest Rate Contracts	Credit Contracts	Foreign Exchange Contracts	Total
Net realized gain (loss) on:
Investments (options purchased)	$(74,030)	$—	$—	$(74,030)
Futures contracts	16,005	—	—	16,005
Options written	882,604	—	283,622	1,166,226
Swaps	739,190	(6,612)	—	732,578
Foreign currency transactions (forward foreign currency contracts	—	—	1,823,691	1,823,691

Total net realized gain (loss)	$1,563,769	$(6,612)	$2,107,313	$3,664,470

Net change in unrealized appreciation/depreciation of:
Investments (options purchased)	$(25,128)	$—	$44,334	$19,206
Futures contracts	417,472	—	—	417,472
Options written	744,331	—	36,099	780,430
Swaps	(798,371)	8,850	—	(789,521)
Foreign currency transactions (forward foreign currency contracts	—	—	(2,464,975)	(2,464,975)

Total net change in unrealized appreciation/depreciation	$338,304	$8,850	$(2,384,542)	$(2,037,388)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended April 30, 2013:

Options Purchased(3)	Options Written(3)	Futures Contracts(1)		Forward Foreign Currency Contracts(2)		Credit Default Swap Agreements(3)		Interest Rate Swap Agreements(3)
		Long	Short	Purchased	Sold	Buy	Sell
$11,367	$323,700	766	(3)	$60,591,502	$177,406,968	$6,533	$6,533		$79,900
	€29,767							BRL	99,267
									€24,067

(1)	Number of contracts
(2)	U.S. $ Value on origination date
(3)	Notional Amount (in thousands)

Glossary:

ABS – Asset-Backed Securities

AUD – Australian Dollar

BRL – Brazilian Real

£ – British Pound

CAD – Canadian Dollar

CDI – Inter-Bank Deposit Certificate

CLO – Collateralized Loan Obligation

CME – Chicago Mercantile Exchange

CMO – Collateralized Mortgage Obligation

CPURNSA – Consumer Price All Urban Non-Seasonally Adjusted Index

EUR/€ – Euro

EURIBOR – Euro Inter-Bank Offered Rate

FRCPXTOB – France CPI ex-Tobacco Index

LIBOR – London Inter-Bank Offered Rate

MBS – Mortgage-Backed Securities

MXN – Mexican Peso

OTC – Over-the-Counter

78	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13	See Accompanying Notes to Financial Statements

Fixed Income SHares: Series TE Schedule of Investments

April 30, 2013 (unaudited)

Principal Amount (000s)		Value
MUNICIPAL BONDS–83.5%
	Arizona–3.5%
$175	State Univ. Rev., 5.00%, 7/1/25, Ser. A	$212,856
1,000	Water Infrastructure Finance Auth. Rev., 4.25%, 10/1/19, Ser. A	1,195,840

		1,408,696

	Arkansas–0.8%
260	Univ. of Arkansas Rev., 5.00%, 5/1/26	312,068

	California–10.8%
1,000	Bay Area Water Supply & Conservation Agcy. Rev., 5.00%, 10/1/26, Ser. A	1,223,160
500	Contra Costa Transportation Auth. Rev., 5.00%, 3/1/25, Ser. B	604,495
400	East Bay Municipal Utility Dist. Rev., 5.00%, 6/1/22, Ser. B	516,436
250	Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/45, Ser. A	260,868
100	Irvine, Special Assessment, 4.00%, 9/2/21	111,056
250	Los Angeles Cnty. Public Works Financing Auth. Rev., 5.00%, 8/1/42	276,472
	Los Angeles Department of Airports Rev.,
500	5.00%, 5/15/29, Ser. B	591,195
300	5.00%, 5/15/40, Ser. A	339,615
200	San Francisco Bay Area Rapid Transit Dist. Rev., 5.00%, 7/1/24	241,770
100	Statewide Communities Dev. Auth. Rev., Sutter Health, 5.00%, 8/15/23, Ser. A	121,055

		4,286,122

	Colorado–2.3%
500	Denver City & Cnty. School Dist. No. 1, GO, 5.00%, 12/1/26, Ser. B	615,930
250	State Board of Governors Rev., 5.00%, 3/1/18, Ser. A	297,273

		913,203

	Florida–1.1%
100	Municipal Power Agcy. Rev., 5.00%, 10/1/26, Ser. A	119,091
250	State, GO, 5.00%, 7/1/25, Ser. B	310,598

		429,689

	Georgia–2.8%
1,000	Atlanta Department of Aviation Rev., 5.00%, 1/1/42, Ser. B	1,121,510

	Massachusetts–2.2%
	School Building Auth. Rev.,
100	5.00%, 8/15/27, Ser. B	121,704
165	5.00%, 8/15/30, Ser. A	197,771
450	5.00%, 8/15/30, Ser. B	539,374

		858,849

	Minnesota–3.1%
1,000	Anoka-Hennepin Independent School Dist. No. 11, GO, 5.00%, 2/1/19, Ser. A	1,231,540

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	79

Fixed Income SHares: Series TE Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Missouri–2.4%
$750	Metropolitan St. Louis Sewer Dist. Rev., 5.00%, 5/1/23, Ser. B	$945,637

	Nebraska–0.6%
200	Omaha Public Power Dist. Rev., 5.00%, 2/1/25, Ser. A	245,032

	New Jersey–8.0%
1,000	Economic Dev. Auth. Rev., 5.00%, 3/1/24	1,222,470
	State Turnpike Auth. Rev.,
175	5.00%, 1/1/21, Ser. B	215,185
1,300	5.00%, 1/1/31, Ser. A	1,492,270
210	Transportation Trust Fund Auth. Rev., 5.50%, 6/15/41, Ser. A	246,408

		3,176,333

	New York–16.0%
165	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/27, Ser. D	190,581
125	New York City, GO, 5.00%, 8/1/23, Ser. I	156,145
	New York City Trust for Cultural Res. Rev., Wildlife Conservation Society, Ser. A,
200	5.00%, 8/1/24	250,066
365	5.00%, 8/1/25	448,118
290	New York City Water & Sewer System Rev., 5.00%, 6/15/38, Ser. A	324,577
	State Dormitory Auth. Rev.,
1,510	5.00%, 12/15/21, Ser. C	1,733,299
170	5.00%, 3/15/27, Ser. A	200,574
100	5.00%, 12/15/30, Ser. A	119,456
100	State Thruway Auth. Rev., 5.00%, 1/1/42, Ser. I	111,674
1,130	Tompkins Cnty. Dev. Corp. Rev., Tompkins Cortland Community College, 5.00%, 7/1/20	1,287,895
	Triborough Bridge & Tunnel Auth. Rev., Ser. A,
300	5.00%, 11/15/25	371,301
1,000	5.00%, 11/15/29	1,178,810

		6,372,496

	North Carolina–3.8%
1,000	Cary Combined Utility Systems Rev., 5.00%, 12/1/24	1,276,310
100	Charlotte-Mecklenburg Hospital Auth. Rev., 5.00%, 1/15/28, Ser. A	115,708
100	State Rev., 5.00%, 5/1/26, Ser. C	121,733

		1,513,751

	Ohio–0.8%
250	State Rev., 5.00%, 12/15/24, Ser. 1	308,230

	Oklahoma–0.9%
300	Water Res. Board Rev., 5.00%, 4/1/22, Ser. B	372,237

80	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series TE Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value
	Pennsylvania–3.3%
$100	Monroeville Finance Auth. Rev., 5.00%, 2/15/22	$122,518
1,000	River Port Auth. Rev., 5.00%, 1/1/23	1,174,880

		1,297,398

	Tennessee–0.9%
100	Metropolitan Gov’t of Nashville & Davidson Cnty., GO, 5.00%, 7/1/23	126,046
200	Tennessee Energy Acquisition Corp. Rev., 5.25%, 9/1/24, Ser. A	236,394

		362,440

	Texas–11.3%
250	City Public Service Board of San Antonio Rev., 5.25%, 2/1/24	324,268
300	Dallas, GO, 5.00%, 2/15/23	376,002
360	Fort Bend Cnty. Industrial Dev. Corp. Rev., 4.75%, 5/1/38, Ser. A	367,171
250	Harris Cnty., GO, 5.00%, 8/15/26	305,893
200	La Joya Independent School Dist., GO, 5.00%, 2/15/27 (GTD-PSF)	244,714
750	Lower River Auth. Rev., 5.00%, 5/15/33, Ser. A	852,652
100	Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26	110,265
175	North Texas Tollway Auth. Rev., 5.00%, 1/1/28, Ser. B	202,816
250	San Antonio Public Facs. Corp. Rev., 5.00%, 9/15/25	301,435
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
1,000	5.25%, 12/15/23, Ser. A	1,176,360
175	6.25%, 12/15/26, Ser. D	222,605

		4,484,181

	Utah–2.9%
1,000	Intermountain Power Agcy. Rev., 5.00%, 7/1/23, Ser. A	1,174,270

	Virginia–5.4%
560	College Building Auth. Rev., 5.00%, 2/1/25	690,105
1,000	Public Building Auth. Rev., 5.00%, 8/1/25	1,262,870
175	Res. Auth. Rev., 5.00%, 11/1/26, Ser. A	217,626

		2,170,601

	Washington–0.6%
200	State, GO, 5.00%, 1/1/28, Ser. C	230,422

	Total Municipal Bonds (cost–$33,013,543)	33,214,705

U.S. TREASURY OBLIGATIONS–7.1%
	U.S. Treasury Notes–7.1%
100	0.25%, 1/31/14	100,109
300	0.25%, 3/31/14	300,352
1,400	1.00%, 1/15/14	1,408,914
513	1.25%, 2/15/14	517,629

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	81

Fixed Income SHares: Series TE Schedule of Investments

April 30, 2013 (unaudited) (continued)

Principal Amount (000s)			Value
	U.S. Treasury Notes (continued)
$387	1.25%, 3/15/14		$390,825
100	1.875%, 2/28/14		101,461

	Total U.S. Treasury Obligations (cost–$2,817,939)		2,819,290

	Repurchase Agreements–1.0%
400	BNP Paribas Securities Corp., dated 4/30/13, 0.19%, due 5/1/13, proceeds $400,002; collateralized by Fannie Mae, 3.50%, due 4/1/43, valued at $414,556 including accrued interest (cost–$400,000)		400,000

	Total Investments (cost–$36,231,482)	91.6%	36,433,995
	Other assets less liabilities	8.4	3,351,092

	Net Assets	100.0%	$39,785,087

82	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

Fixed Income SHares: Series TE Notes to Schedules of Investments

April 30, 2013 (unaudited)

(a) Fair Value Measurements–See Note 1(b) in the Notes to Financial Statements.

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 4/30/13
Investments in Securities – Assets
Municipal Bonds	$—	$33,214,705	$—	$33,214,705
U.S. Treasury Obligations	—	2,819,290	—	2,819,290
Repurchase Agreements	—	400,000	—	400,000

Totals	$—	$36,433,995	$—	$36,433,995

At April 30, 2013, there were no transfers between Levels 1 and 2.

(b) The following is a summary of the fair valuation of derivative instruments categorized by risk exposure:

The effect of derivatives on the Statement of Operations for the six months ended April 30, 2013:

Location	Interest Rate Contracts
Net realized gain on:
Futures contracts	$79,241

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended April 30, 2013:

Futures Contracts(1)
Long
5

(1)	Number of contracts

Glossary:

GO – General Obligation Bond

GTD – Guaranteed

PSF – Public School Fund

See Accompanying Notes to Financial Statements	4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	83

AllianzGI Managed Accounts Trust Statements of Assets and Liabilities

April 30, 2013 (unaudited)

	Series C	Series M	Series R	Series TE
Assets:
Investments, at value (cost–$3,610,513,409, $4,686,853,717, $605,853,701 and $36,231,482, respectively)	$4,004,999,554	$4,954,965,488	$635,168,750	$36,433,995
Cash (including foreign currency, at value of $9,555,279, $87,984, $209,901 and $0 with a cost of $9,458,393, $87,330, $209,164 and $0, respectively)	9,679,783	5,201,726	210,447	1,535,658
Receivable for investments sold	554,759,867	1,108,558,917	40,198,587	—
Interest receivable	47,788,492	27,755,583	2,673,506	388,664
Unrealized appreciation of OTC swaps	44,176,146	16,182,760	1,027,287	—
Swap premiums paid	17,142,507	151,830	379,472	—
Unrealized appreciation of forward foreign currency contracts	9,406,106	7,963,119	1,168,763	—
Receivable for shares of beneficial interest sold	2,976,707	2,880,645	619,297	1,492,329
Receivable for variation margin on centrally cleared swaps	1,414,766	788,730	71,301	—
Receivable for variation margin on futures contracts	233,462	—	106	—
Deposits with brokers for futures contracts collateral	8,000	—	—	—
Receivable for principal paydowns	186	143,307	6,168	—
Receivable from broker	—	192,124	—	—
Receivable for terminated swaps	—	—	1,420	—
Deposits with brokers for swaps collateral	—	—	13,000	—
Prepaid expenses	17,041	17,041	—	—
Total Assets	4,692,602,617	6,124,801,270	681,538,104	39,850,646

Liabilities:
Payable for investments purchased	374,206,726	2,167,417,516	854,621	—
Payable for reverse repurchase agreements	12,221,910	—	19,295,625	—
Payable for shares of beneficial interest redeemed	3,348,797	3,343,646	437,883	—
Payable to brokers for cash collateral received	42,873,000	16,435,000	1,025,000	—
Payable to broker	221,016	—	—	—
Payable for terminated swaps	—	—	46,639	—
Payable for variation margin on futures contracts	—	23,906	26,538	—
Payable for sale-buyback financing transactions	—	—	60,632,730	—
Securities sold short, at value (proceeds received–$291,797,305)	291,956,719	—	—	—
Unrealized depreciation of forward foreign currency contracts	22,596,902	12,044,650	3,559,305	—
Dividends payable	16,527,494	11,445,910	2,451,238	65,559
Swap premiums received	6,905,880	1,211,127	290,965	—
Unrealized depreciation of OTC swaps	2,693,361	1,504,939	1,109,245	—
Options written, at value (premiums received–$3,860,575, $1,898,800, $1,658,946 and $0, respectively)	2,082,538	232,669	648,270	—
Interest payable for cash collateral received	1,556	640	38	—
Interest payable for reverse repurchase agreements	—	—	1,074	—
Total Liabilities	775,635,899	2,213,660,003	90,379,171	65,559
Net Assets	$3,916,966,718	$3,911,141,267	$591,158,933	$39,785,087

Net Assets Consist of:
Shares of beneficial interest of $0.001 par value (unlimited number authorized)	$285,402	$345,045	$52,054	$3,925
Paid-in-capital in excess of par	3,401,656,319	3,600,870,412	562,475,183	39,569,531
Dividends in excess of net investment income	(40,361,523)	(17,764,685)	(4,619,211)	—
Accumulated net realized gain	131,952,105	59,421,220	13,380,548	9,118
Net unrealized appreciation	423,434,415	268,269,275	19,870,359	202,513
Net Assets	$3,916,966,718	$3,911,141,267	$591,158,933	$39,785,087
Shares Outstanding	285,402,442	345,045,254	52,053,706	3,924,732
Net Asset Value, Offering Price and Redemption Price Per Share	$13.72	$11.34	$11.36	$10.14

84	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13	See Accompanying Notes to Financial Statements

AllianzGI Managed Accounts Trust Statements of Operations

Six Months ended April 30, 2013 (unaudited)

	Series C	Series M	Series R	Series TE
Investment Income:
Interest	$91,336,272	$66,773,498	$6,503,706	$273,763
Miscellaneous	—	458,715	—	—
Total Investment Income	91,336,272	67,232,213	6,503,706	273,763

Expenses:
Interest	5,541	25,880	192,529	—
Miscellaneous	206	200	200	200
Total Expenses	5,747	26,080	192,729	200
Net Investment Income	91,330,525	67,206,133	6,310,977	273,563

Realized and Change In Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	39,243,126	86,997,325	12,037,184	(64,766)
Futures contracts	18,422,688	272,950	16,005	79,241
Options written	9,791,884	211,650	1,166,226	—
Swaps	54,641,589	30,458,710	732,578	—
Foreign currency transactions	16,331,936	4,332,572	2,567,585	—
Net change in unrealized appreciation/depreciation of:
Investments	(1,259,328)	(37,068,243)	(8,456,993)	160,146
Securities sold short	(159,477)	—	—	—
Futures contracts	2,930,836	524,981	417,472	—
Options written	1,228,781	4,325,084	780,430	—
Swaps	(25,240,075)	(14,558,076)	(789,521)	—
Foreign currency transactions	(19,161,876)	(5,447,009)	(2,576,553)	—
Net realized and change in unrealized gain	96,770,084	70,049,944	5,894,413	174,621
Net Increase in Net Assets Resulting from Investment Operations	$188,100,609	$137,256,077	$12,205,390	$448,184

See Accompanying Notes to Financial Statements	4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	85

Fixed Income SHares: Series C Statement of Changes in Net Assets

	Six Months ended April 30, 2013 (unaudited)	Year ended October 31, 2012
Investment Operations:
Net investment income	$91,330,525	$188,768,172
Net realized gain	138,431,223	168,336,678
Net change in unrealized appreciation/depreciation	(41,661,139)	146,120,183
Net increase in net assets resulting from investment operations	188,100,609	503,225,033

Dividends and Distributions to Shareholders from:
Net investment income	(166,176,344)	(195,735,335)
Net realized gains	(28,713,093)	—
Total dividends and distributions to shareholders	(194,889,437)	(195,735,335)

Share Transactions:
Net proceeds from the sale of shares	494,023,660	838,909,633
Cost of shares redeemed	(589,110,627)	(808,522,487)
Net increase (decrease) in net assets from share transactions	(95,086,967)	30,387,146
Total increase (decrease) in net assets	(101,875,795)	337,876,844

Net Assets:
Beginning of period	4,018,842,513	3,680,965,669
End of period*	$3,916,966,718	$4,018,842,513
*Including undistributed (dividends in excess of) net investment income of:	$(40,361,523)	$34,484,296

Shares Issued and Redeemed:
Issued	36,354,861	64,041,414
Redeemed	(43,288,454)	(61,302,597)
Net Increase (Decrease)	(6,933,593)	2,738,817

86	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13	See Accompanying Notes to Financial Statements

Fixed Income SHares: Series M Statement of Changes in Net Assets

	Six Months ended April 30, 2013 (unaudited)	Year ended October 31, 2012
Investment Operations:
Net investment income	$67,206,133	$144,888,616
Net realized gain	122,273,207	161,659,343
Net change in unrealized appreciation/depreciation	(52,223,263)	136,785,313
Net increase in net assets resulting from investment operations	137,256,077	443,333,272

Dividends to Shareholders from Net Investment Income	(96,617,280)	(190,188,107)

Share Transactions:
Net proceeds from the sale of shares	474,998,618	858,273,420
Cost of shares redeemed	(592,505,244)	(767,241,438)
Net increase (decrease) in net assets from share transactions	(117,506,626)	91,031,982
Total increase (decrease) in net assets	(76,867,829)	344,177,147

Net Assets:
Beginning of period	3,988,009,096	3,643,831,949
End of period*	$3,911,141,267	$3,988,009,096
*Including undistributed (dividends in excess of) net investment income of:	$(17,764,685)	$11,646,462

Shares Issued and Redeemed:
Issued	42,325,233	79,724,769
Redeemed	(52,776,750)	(70,951,696)
Net Increase (Decrease)	(10,451,517)	8,773,073

See Accompanying Notes to Financial Statements	4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	87

Fixed Income SHares: Series R Statement of Changes in Net Assets

	Six Months ended April 30, 2013 (unaudited)	Year ended October 31, 2012
Investment Operations:
Net investment income	$6,310,977	$14,416,764
Net realized gain	16,519,578	29,649,407
Net change in unrealized appreciation/depreciation	(10,625,165)	21,890,223
Net increase in net assets resulting from investment operations	12,205,390	65,956,394

Dividends and Distributions to Shareholders from:
Net investment income	(7,050,743)	(18,180,041)
Net realized gains	(34,897,070)	(43,406,231)
Total dividends and distributions to shareholders	(41,947,813)	(61,586,272)

Share Transactions:
Net proceeds from the sale of shares	148,864,567	230,584,792
Cost of shares redeemed	(130,682,193)	(125,185,066)
Net increase in net assets from share transactions	18,182,374	105,399,726
Total increase (decrease) in net assets	(11,560,049)	109,769,848

Net Assets:
Beginning of period	602,718,982	492,949,134
End of period*	$591,158,933	$602,718,982
*Including dividends in excess of net investment income of:	$(4,619,211)	$(3,879,445)

Shares Issued and Redeemed:
Issued	13,006,506	20,188,078
Redeemed	(11,475,066)	(10,849,722)
Net Increase	1,531,440	9,338,356

88	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13	See Accompanying Notes to Financial Statements

Fixed Income SHares: Series TE Statement of Changes in Net Assets

	Six Months ended April 30, 2013 (unaudited)	Period from June 26, 2012* through October 31, 2012
Investment Operations:
Net investment income	$273,563	$24,270
Net realized gain (loss)	14,475	(5,357)
Net change in unrealized appreciation/depreciation	160,146	42,367
Net increase in net assets resulting from investment operations	448,184	61,280

Dividends to Shareholders from Net Investment Income	(273,563)	(24,270)

Share Transactions:
Net proceeds from the sale of shares	33,099,711	7,435,514
Cost of shares redeemed	(2,939,735)	(22,034)
Net increase in net assets from share transactions	30,159,976	7,413,480
Total increase in net assets	30,334,597	7,450,490

Net Assets:
Beginning of period	9,450,490	2,000,000
End of period	$39,785,087	$9,450,490

Shares Issued and Redeemed:
Issued	3,272,160	748,311
Redeemed	(293,529)	(2,210)
Net Increase	2,978,631	746,101

*	Commencement of operations.

See Accompanying Notes to Financial Statements	4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	89

Fixed Income SHares: Series R Statement of Cash Flows

Six Months ended April 30, 2013 (unaudited)

Increase in Cash and Foreign Currency from:

Cash Flows provided by Operating Activities:
Net increase in net assets resulting from investment operations	$12,205,390

Adjustments to reconcile net increase in net assets resulting from investment operations to net cash provided by operating activities:
Purchases of long-term investments	(303,488,302)
Proceeds from sales of long-term investments	471,432,009
Purchases of short-term portfolio investments, net	(17,692,554)
Net change in unrealized appreciation/depreciation	10,625,165
Net realized gain	(16,519,578)
Net amortization/accretion on investments	3,641,332
Increase in receivable for investments sold	(37,699,200)
Decrease in interest and dividends receivable	848,487
Increase in receivable for principal paydown	(3,659)
Proceeds from futures contracts transactions	517,659
Decrease in deposits with brokers for futures contracts collateral	28,000
Increase in deposits with brokers for swaps collateral	(13,000)
Decrease in receivable from broker	3,347
Decrease in payable for investments purchased	(521,837)
Decrease in payable to brokers for cash collateral received	(420,000)
Net cash provided by swap transactions	710,503
Net cash provided by foreign currency transactions	2,456,008
Decrease in interest payable on cash collateral received	(28)
Net cash provided by operating activities	126,109,742

Cash Flows used for Financing Activities:
Payments for reverse repurchase agreements	(100,229,500)
Proceeds on reverse repurchase agreements	74,761,875
Decrease in interest payable for reverse repurchase agreements	(2,513)
Cash dividends paid	(41,684,863)
Proceeds from shares of beneficial interest sold	149,310,165
Payment on shares of beneficial interest redeemed	(131,249,177)
Payable for sale-buyback financing activity	(76,962,658)
Net cash used for financing activities	(126,056,671)
Net increase in cash and foreign currency	53,071
Cash and foreign currency, at beginning of period	157,376
Cash and foreign currency, at end of period	$210,447

Cash	paid for interest primarily related to participation in reverse repurchase agreement transactions was $195,070.

90	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13	See Accompanying Notes to Financial Statements

Fixed Income SHares: Series C Financial Highlights

For a share outstanding throughout each period:

	Six Months ended April 30, 2013 (unaudited)		Year ended October 31,
			2012		2011		2010		2009	2008
Net asset value, beginning of period	$13.75		$12.71		$14.05		$13.83		$11.50	$12.05

Investment Operations:
Net investment income	0.31		0.65		0.78		0.75		0.83	0.76
Net realized and change in unrealized gain (loss)	0.33		1.06		(0.46)		1.93		3.86	(0.37)
Total from investment operations	0.64		1.71		0.32		2.68		4.69	0.39

Dividends and Distributions to Shareholders from:
Net investment income	(0.57)		(0.67)		(1.25)		(1.67)		(1.36)	(0.74)
Net realized gains	(0.10)		—		(0.41)		(0.79)		(1.00)	(0.20)
Total dividends and distributions to shareholders	(0.67)		(0.67)		(1.66)		(2.46)		(2.36)	(0.94)
Net asset value, end of period	$13.72		$13.75		$12.71		$14.05		$13.83	$11.50
Total Investment Return (1)	4.81%		13.79%		2.75%		22.40%		45.84%	2.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,916,967		$4,018,843		$3,680,966		$3,345,203		$2,893,227	$2,006,494
Ratio of operating expenses to average net assets, including interest expense (2)	0.00	%(3)(4)	0.00	%(3)	0.00	%(3)	0.00	%(3)	0.01%	0.00%
Ratio of operating expenses to average net assets, excluding interest expense (2)	0.00	%(3)(4)	0.00%		0.00%		0.00%		0.00%	0.00%
Ratio of net investment income to average net assets (2)	4.65	%(4)	4.87%		5.72%		5.70%		6.71%	6.01%
Portfolio turnover rate	75%		83%		178%		164%		683%	873%

(1)	The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total investment return for a period less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series C, the Investment Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sponsor of the program.

(3)	Less than 0.005%.

(4)	Annualized.

See Accompanying Notes to Financial Statements	4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	91

Fixed Income SHares: Series M Financial Highlights

For a share outstanding throughout each period:

	Six Months ended April 30, 2013 (unaudited)		Year ended October 31,
			2012		2011		2010	2009	2008
Net asset value, beginning of period	$11.22		$10.51		$10.94		$9.90	$8.36	$11.31

Investment Operations:
Net investment income	0.19		0.41		0.48		0.47	1.19	1.35
Net realized and change in unrealized gain (loss)	0.20		0.84		(0.29)		1.25	1.62	(2.90)
Total from investment operations	0.39		1.25		0.19		1.72	2.81	(1.55)

Dividends and Distributions to Shareholders from:
Net investment income	(0.27)		(0.54)		(0.49)		(0.68)	(1.27)	(1.40)
Net realized gains	—		—		(0.13)		—	—	—
Total dividends and distributions to shareholders	(0.27)		(0.54)		(0.62)		(0.68)	(1.27)	(1.40)
Net asset value, end of period	$11.34		$11.22		$10.51		$10.94	$9.90	$8.36
Total Investment Return (1)	3.56%		12.23%		1.95%		18.22%	36.99%	(16.53)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,911,141		$3,988,009		$3,643,832		$3,351,404	$2,779,932	$1,710,260
Ratio of operating expenses to average net assets, including interest expense (2)	0.00	%(3)(4)	0.00	%(3)	0.00	%(3)	0.01%	1.78%	7.63%
Ratio of operating expenses to average net assets, excluding interest expense (2)	0.00	%(3)(4)	0.00%		0.00%		0.00%	0.00%	0.00%
Ratio of net investment income to average net assets (2)	3.42	%(4)	3.78%		4.57%		4.67%	13.01%	11.82%
Portfolio turnover rate	243%		516%		514%		482%	916%	923%

(1)	The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total investment return for a period less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series M, the Investment Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sponsor of the program.

(3)	Less than 0.005%.

(4)	Annualized.

92	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13	See Accompanying Notes to Financial Statements

Fixed Income SHares: Series R Financial Highlights

For a share outstanding throughout each period:

	Six Months ended April 30, 2013 (unaudited)		Year ended October 31,
			2012	2011		2010		2009		2008
Net asset value, beginning of period	$11.93		$11.97	$12.13		$10.83		$9.27		$10.21

Investment Operations:
Net investment income	0.13		0.31	0.40		0.33		0.25		0.57
Net realized and change in unrealized gain (loss)	0.12		1.10	0.85		1.54		2.00		(0.91)
Total from investment operations	0.25		1.41	1.25		1.87		2.25		(0.34)

Dividends and Distributions to Shareholders from:
Net investment income	(0.14)		(0.40)	(0.43)		(0.52)		(0.29)		(0.60)
Net realized gains	(0.68)		(1.05)	(0.98)		(0.05)		(0.40)		—
Total dividends and distributions to shareholders	(0.82)		(1.45)	(1.41)		(0.57)		(0.69)		(0.60)
Net asset value, end of period	$11.36		$11.93	$11.97		$12.13		$10.83		$9.27
Total Investment Return (1)	1.96%		13.26%	12.23%		17.94%		25.50%		(3.87)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$591,159		$602,719	$492,949		$403,376		$287,966		$170,092
Ratio of operating expenses to average net assets, including interest expense (2)	0.06	%(4)	0.02%	0.00	%(3)	0.00	%(3)	0.00	%(3)	0.00%
Ratio of operating expenses to average net assets, excluding interest expense (2)	0.00	%(3)(4)	0.00%	0.00%		0.00%		0.00%		0.00%
Ratio of net investment income to average net assets (2)	2.12	%(4)	2.67%	3.62%		2.90%		2.77%		5.39%
Portfolio turnover rate	40%		264%	805%		495%		1,216%		1,003%

(1)	The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total investment return for a period less than one year is not annualized.

(2)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series R, the Investment Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sponsor of the program.

(3)	Less than 0.005%.

(4)	Annualized.

See Accompanying Notes to Financial Statements	4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	93

Fixed Income SHares: Series TE Financial Highlights

For a share outstanding throughout each period:

	Six Months ended April 30, 2013 (unaudited)		Period from June 26, 2012* through October 31, 2012
Net asset value, beginning of period	$9.99		$10.00

Investment Operations:
Net investment income	0.11		0.05
Net realized and change in unrealized gain (loss)	0.15		(0.01)
Total from investment operations	0.26		0.04

Dividends to Shareholders from Net Investment Income	(0.11)		(0.05)
Net asset value, end of period	$10.14		$9.99
Total Investment Return (1)	2.57%		0.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$39,785		$9,450
Ratio of operating expenses to average net assets (2)(3)	0.00	%(4)	0.00%
Ratio of net investment income to average net assets (2)(3)	2.12%		1.71%
Portfolio turnover rate	13%		30%

*	Commencement of operations.

(1)	The calculation assumes that all income dividends and capital gain distributions, if any, have been reinvested. Total return does not reflect broker commissions or “wrap fee” charges. Total investment return for a period less than one year is not annualized.

(2)	Annualized.

(3)	Reflects the fact that no fees or expenses are incurred. The Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers and/or broker-dealers unaffiliated with Series TE, the Investment Manager or the Sub-Adviser. Participants in these programs pay a “wrap” fee to the sponsor of the program.

(4)	Less than 0.005%.

94	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13	See Accompanying Notes to Financial Statements

AllianzGI Managed Accounts Trust Notes to Financial Statements

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies

AllianzGI Managed Accounts Trust (the “Trust”), formerly known as Allianz Global Investors Managed Accounts Trust, was organized as a Massachusetts business trust on November 3, 1999. The Trust is comprised of Fixed Income SHares: Series C, Series M, Series R and Series TE (each a “Portfolio” and collectively the “Portfolios”). Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Adviser”) serve as the Portfolios’ investment adviser/administrator and Sub-Adviser, respectively, and are indirect, wholly-owned subsidiaries of Allianz Asset Management of America L.P. (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly-traded European insurance and financial services company. Each Portfolio has authorized an unlimited amount of shares of beneficial interest with $0.001 par value.

Fixed Income SHares: Series TE sold and issued 200,000 shares of beneficial interest in the amount of $2,000,000 to the Investment Manager on June 26, 2012.

The preparation of the Portfolios’ financial statements in accordance with accounting principles generally accepted in the United States of America requires the Portfolios’ management to make estimates and assumptions that affect the reported amounts and disclosures in each Portfolio’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures About Offsetting Assets and Liabilities”, as amended in January 2013 by the issued ASU No. 2013-01, which requires enhanced disclosures that will enable users to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of setoff associated with certain financial instruments and derivative instruments. The amendments are effective for fiscal years beginning on or after January 1, 2013. Portfolios’ management is currently evaluating the effect that the guidance may have on the Portfolios’ financial statements.

The following is a summary of significant accounting policies consistently followed by the Portfolios:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Centrally cleared swaps and exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Investment Manager and Sub-Adviser. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed-income security and for subsequently adjusting the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	95

AllianzGI Managed Accounts Trust Notes to Financial Statements

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of each Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material to the Portfolios’ financial statements. Each Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolios have the ability to access

•	Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations – U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities – Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds – Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want

96	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

AllianzGI Managed Accounts Trust Notes to Financial Statements

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations – Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations – Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts – Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts – Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps – OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. Centrally cleared credit default swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps – OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	97

AllianzGI Managed Accounts Trust Notes to Financial Statements

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Senior Loans – Senior Loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads and credit spreads. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Portfolios to measure fair value during the six months ended April 30, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on an identified cost basis. Interest income adjusted for the accretion of discount and amortization of premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received on the settlement date are amortized as income over the expected term of the senior loan. Facility fees and other fees received after the settlement date relating to senior loans, consent fees relating to corporate actions and commitment fees received relating to unfunded purchase commitments are recorded as miscellaneous income upon receipt. Paydown gains and losses are netted and recorded as interest income on the Statements of Operations.

(d) Federal Income Taxes

The Portfolios intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Portfolios, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Portfolios’ management has determined that its evaluation of the positions taken in the tax returns has resulted in no material impact to the Portfolios’ financial statements at April 30, 2013. The federal income tax returns for the prior three years for Series C, Series M and Series R and the past year since inception for Series TE, remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions

The Portfolios declare dividends from net investment income to shareholders monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Portfolios record dividends and distributions on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(f) Foreign Currency Translation

The Portfolios’ accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currencies are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Portfolios’ Statements of Operations.

98	AllianzGI Managed Accounts Trust Semiannual Report	4.30.13

AllianzGI Managed Accounts Trust Notes to Financial Statements

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

The Portfolios do not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Portfolios do isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Senior Loans

The Portfolios may purchase assignments of, and participations in, Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Portfolios succeed to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(h) Repurchase Agreements

The Portfolios enter into transactions with their custodian bank or securities brokerage firms whereby they purchase securities under agreements to resell such securities at an agreed upon price and date (“repurchase agreements”). The Portfolios, through their custodian, take possession of securities collateralizing the repurchase agreement. Such agreements are carried at the contract amount in the financial statements, which is considered to represent fair value. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, is held by the custodian bank for the benefit of the Portfolios until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Portfolios require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolios may be delayed or limited.

(i) Reverse Repurchase Agreements

In a reverse repurchase agreement, the Portfolios sell securities to a bank or broker-dealer and agree to repurchase the securities at a mutually agreed upon date and price. Generally, the effect of such a transaction is that the Portfolios can recover and reinvest all or most of the cash invested in portfolio securities involved during the term of the reverse repurchase agreement and still be entitled to the returns associated with those portfolio securities. Such transactions are advantageous if the interest cost to the Portfolios of the reverse repurchase transaction is less than the returns the Portfolios obtain on investments purchased with the cash. To the extent the Portfolios do not cover their positions in reverse repurchase agreements (by segregating liquid assets at least equal in amount to the forward purchase commitment), the Portfolios’ uncovered obligations under the agreements will be subject to the Portfolios’ limitations on borrowings. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Portfolios are obligated to repurchase under the agreements may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolios’ use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Portfolios’ obligation to repurchase the securities.

(j) When-Issued/Delayed-Delivery Transactions

When-issued or delayed-delivery transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Portfolios will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Portfolios assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations; consequently, such fluctuations are taken into account when determining the net asset value. The Portfolios may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security is sold on a delayed-delivery basis, the Portfolios do not participate in future gains and losses with respect to the security.

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	99

AllianzGI Managed Accounts Trust Notes to Financial Statements

April 30, 2013 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(k) Inflation-Indexed Bonds

Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income in the Statements of Operations, even though investors do not receive principal until maturity.

(l) Sale-Buybacks

A Portfolio may enter into financing transactions referred to as ‘sale-buybacks’. A sale-buyback transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and the counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Investment Manager or otherwise cover its obligations under sale-buyback transactions.

(m) Mortgage-Related and Other Asset-Backed Securities

Investments in mortgage-related or other asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Portfolios to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. The decline in liquidity and prices of these types of securities may make it more difficult to determine fair market value. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(n) U.S. Government Agencies or Government-Sponsored Enterprises

Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly-owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors not backed by the full faith and credit of the U.S. Government include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(o) Short Sales

Short sale transactions involve the Portfolios selling securities they do not own in anticipation of a decline in the market price of the securities. The Portfolios are obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

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1. Organization and Significant Accounting Policies (continued)

(p) Restricted Securities

The Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult.

(q) Interest Expense

Interest expense primarily relates to the Portfolios’ participation in reverse repurchase agreement transactions. Interest expense is recorded as it is incurred.

(r) Securities traded on to-be-announced basis

The Portfolios may from time to time purchase securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio, normally 15 to 45 days later. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations, and their current value is determined in the same manner as for other securities.

2. Principal Risks

In the normal course of business, the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Portfolios are also exposed to other risks such as, but not limited to, interest rate, foreign currency, credit and leverage risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Portfolios are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When a Portfolio holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Portfolio’s shares.

Mortgage-related and other asset-backed securities often involve risks that are different from or more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if a Portfolio holds mortgage-related securities, it may exhibit additional volatility. This is known as extension risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Portfolios because the Portfolios may have to reinvest that money at the lower prevailing interest rates. The Portfolios’ investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

The Portfolios are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Portfolios directly invest in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, they will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar

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2. Principal Risks (continued)

will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation, changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or the imposition of currency controls or other political developments in the United States or abroad. As a result, the Portfolios’ investments in foreign currency-denominated securities may reduce the returns of the Portfolios.

The Portfolios are subject to elements of risk not typically associated with investments in the U.S., due to concentrated investments in foreign issuers located in a specific country or region. Such concentrations will subject the Portfolios to additional risks resulting from future political or economic conditions in such country or region and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The market values of securities may decline due to general market conditions (market risk) which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Portfolios are exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will default. The potential loss to the Portfolios could exceed the value of the financial assets recorded in the Portfolios’ financial statements. Financial assets, which potentially expose the Portfolios to counterparty risk, consist principally of cash due from counterparties and investments. The Sub-Adviser seeks to minimize the Portfolios’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Portfolios have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Portfolios are exposed to risks associated with leverage. Leverage may cause the value of the Portfolios’ shares to be more volatile than if the Portfolios did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Portfolios’ portfolio securities. The Portfolios may engage in transactions or purchase instruments that give rise to forms of leverage. Obligations to settle reverse repurchase agreements may be detrimental to the Portfolios’ performance. In addition, to the extent the Portfolios employ leverage, dividend and interest costs may not be recovered by any appreciation of the securities purchased with the leverage proceeds and could exceed the Portfolios’ investment returns, resulting in greater losses.

The Portfolios are party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, over-the-counter derivatives and foreign exchange contracts entered into by the Portfolios and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements of the Portfolios.

The considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”) between the Portfolios and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

The Portfolios are also a party to Master Repurchase Agreements (“Master Repo Agreements”) with select counterparties. The Master Repo Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The

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2. Principal Risks (continued)

Portfolios’ overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Certain Portfolios had security transactions outstanding with Lehman Brothers entities as counterparty at the time the relevant Lehman Brothers entities filed for bankruptcy protection or were placed in administration. Series M’s security transactions associated with Lehman Brothers, Inc. (“SLH”) and Series R’s security transactions associated with Lehman Brothers International (Europe) (“LBI”) as counterparties were written down to their estimated recoverable values. Adjustments to anticipated losses for security and derivative transactions associated with Lehman Brothers have been incorporated as net realized gain (loss) on the Statements of Operations of the applicable Portfolios. In December 2012, Series R received $2,464 from LBI. The remaining balances due from (Series M) and due to (Series C) SLH are included in receivable from/payable to broker on the Statements of Assets and Liabilities of the applicable Portfolios. The estimated recoverable value of the receivables is determined by independent broker quotes.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities requires qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges”, and those that do not qualify for such accounting. Although the Portfolios at times use derivatives for hedging purposes, the Portfolios reflect derivatives at fair value and recognize changes in fair value through the Portfolios’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

(a) Futures Contracts

The Portfolios use futures contracts to manage their exposure to the securities markets or the movements in interest rates and currency values. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Portfolios are required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Portfolios agree to receive from or pay to the broker an amount of cash or securities equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Portfolios as unrealized appreciation or depreciation. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves various risks, including the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and underlying hedging assets, and possible inability or unwillingness of counterparties to meet the terms of their contracts.

(b) Option Transactions

The Portfolios purchase put and call options on securities and indices for hedging purposes, risk management purposes or otherwise as part of their investment strategies. The risks associated with purchasing an option include the risk that the Portfolios pay a premium whether or not the option is exercised. Additionally, the Portfolios bear the risk of loss of premiums and changes in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

The Portfolios may write (sell) put and call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the option written. These liabilities, if any, are reflected as options written in the Portfolios’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Portfolios bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Portfolios purchasing a security at a price different from its current market value.

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3. Financial Derivative Instruments (continued)

(c) Swap Agreements

Swap agreements are bilaterally negotiated agreements between the Portfolios and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market or event-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Portfolios may enter into credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements in order to, among other things, manage their exposure to credit, currency and interest rate risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Portfolios’ Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Portfolios’ Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Portfolios’ Statements of Operations. Net periodic payments received or paid by the Portfolios are included as part of realized gains or losses on the Portfolios’ Statements of Operations. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation/depreciation on the Portfolios’ Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps on the Portfolios’ Statements of Assets and Liabilities.

Entering into these agreements involves, to varying degrees, elements of credit, legal, market and documentation risk in excess of the amounts recognized on the Portfolios’ Statements of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparties to the agreements may default on their obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swap Agreements – Credit default swap agreements involve one party (referred to as the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As the sellers of protection on credit default swap agreements, the Portfolios will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the sellers, the Portfolios would effectively add leverage to their investment portfolios because, in addition to their total net assets, the Portfolios would be subject to investment exposure on the notional amount of the swap.

If the Portfolios are sellers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Portfolios are buyers of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The

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3. Financial Derivative Instruments (continued)

Portfolios use credit default swaps on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Portfolios own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit events. Unlike credit default swaps on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount of the swap agreement will be adjusted by corresponding amounts. The Portfolios use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index, or in the case of a tranched index credit default swap, the credit event is settled based on the name’s weight in the index that falls within the tranche for which the Portfolios bear exposure. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Portfolios use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the Notes to Schedules of Investments, serve as an indicator of the current status of the payment/performance risk, and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Portfolios as sellers of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2013 for which the Portfolios are sellers of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolios for the same referenced entity or entities.

Interest Rate Swap Agreements – Interest rate swap agreements involve the exchange by the Portfolios with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments, with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or

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3. Financial Derivative Instruments (continued)

“floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

(d) Forward Foreign Currency Contracts

A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Portfolios enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Portfolios also enter into these contracts for purposes of increasing exposure to a foreign currency or shifting exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In addition, these contracts may involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Portfolios’ Statements of Assets and Liabilities.

4. Investment Manager/Sub-Adviser/Administrator/Distributor

(a) Investment Manager/Sub-Adviser

The Investment Manager serves as manager of the Portfolios pursuant to an Investment Advisory Agreement with the Trust. Pursuant to a Portfolio Management Agreement between the Investment Manager and PIMCO, the Investment Manager employs PIMCO to serve as the Sub-Adviser and provide investment advisory services to the Fixed Income SHares: Series C, Series M, Series R and Series TE Portfolios. Neither the Investment Manager nor PIMCO receive investment management or other fees from the Portfolios or the Trust. The financial statements reflect the fact that no investment management fees or expenses are incurred by the Portfolios. It should be understood, however, that the Portfolios are an integral part of “wrap-fee” programs sponsored by investment advisers unaffiliated with the Portfolios, the Investment Manager or the Sub-Adviser. Typically, participants in these programs pay a “wrap fee” to their investment adviser. Although the Portfolios do not compensate the Investment Manager or Sub-Adviser directly for their services under the Investment Advisory Agreement or Portfolio Management Agreement, respectively, the Investment Manager and Sub-Adviser may benefit from their relationship with the sponsors of wrap fee programs for which the Trust is an investment option.

(b) Administrator

The Investment Manager also serves as administrator to the Portfolios pursuant to an administration agreement (“Administration Agreement”) with the Trust. The administrator’s responsibilities include providing or procuring certain administrative services to the Portfolios as well as arranging at its own expense for the provision of legal, audit, custody, transfer agency and other services required for the ordinary operation of the Portfolios, and is responsible for printing, trustees’ fees, and other costs of the Portfolios. Under the Administration Agreement, the Investment Manager has agreed to provide or procure these services, and to bear these expenses at no charge to the Portfolios.

(c) Distributor

Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Portfolios’ shares. Pursuant to a distribution agreement with the Trust, the Investment Manager on behalf of the Portfolios, pays the Distributor.

5. Investments in Securities

For the six months ended April 30, 2013, purchases and sales of investments, other than short-term securities were:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
Series C	$2,350,274,002	$2,331,963,767	$555,187,409	$531,890,999
Series M	11,939,978,308	11,864,235,969	358,605,180	1,238,927,116
Series R	246,910,984	389,615,196	50,583,767	79,048,763
Series TE	603,465	—	27,887,766	3,020,625

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6. Income Tax Information

At April 30, 2013, the aggregate cost basis and the net unrealized appreciation of investments (before options written and securities sold short) for federal income tax purposes were:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Series C	$3,610,635,788	$404,771,443	$10,407,677	$394,363,766
Series M	4,688,962,308	290,381,182	24,378,002	266,003,180
Series R	621,362,910	14,994,096	1,188,256	13,805,840
Series TE	36,231,482	273,474	70,961	202,513

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and sale-buyback adjustments.

7. Subsequent Events

In preparing these financial statements, the Portfolios’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

There were no other subsequent events that require recognition or disclosure.

4.30.13	AllianzGI Managed Accounts Trust Semiannual Report	107

Trustees	Fund Officers
Hans W. Kertess Chairman of the Board of Trustees Deborah A. DeCotis Bradford K. Gallagher James A. Jacobson John C. Maney William B. Ogden, IV Alan Rappaport

Brian S. Shlissel
President & Chief Executive Officer

Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo
Vice President, Secretary & Chief Legal Officer

Scott Whisten
Assistant Treasurer

Richard J. Cochran
Assistant Treasurer

Orhan Dzemaili
Assistant Treasurer

Youse E. Guia
Chief Compliance Officer

Lagan Srivastava
Assistant Secretary

Investment Manager/Administrator

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Adviser

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1633 Broadway

New York, NY 10019

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania Avenue

Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar

Boston Financial Data Services-Midwest

330 West 9th Street

Kansas City, MO 64105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut, Suite 1300

Kansas City, MO 64106

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of AllianzGI Managed Accounts Trust for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Portfolios or any securities mentioned in this report.

The financial information included herein is taken from the records of the Portfolios without examination by an independent registered public accounting firm, who did not express an opinion herein.

The Portfolios file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Portfolios’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Receive this report electronically and eliminate paper mailings.

To enroll, go to us.allianzgi.com/edelivery.

AZ080SA_043013

AGI_2013_05_07_6863

Allianz Global Investors Distributors LLC

ITEM 2. CODE OF ETHICS

Not required for this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not applicable to this registrant.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not Applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AllianzGI Managed Accounts Trust

By: /s/ Brian S. Shlissel

      Brian S. Shlissel, President & Chief Executive Officer

Date: July 3, 2013

By: /s/ Lawrence G. Altadonna

      Lawrence G. Altadonna, Treasurer, Principal Financial &

      Accounting Officer

Date: July 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian S. Shlissel

      Brian S. Shlissel, President & Chief Executive Officer

Date: July 3, 2013

By: /s/ Lawrence G. Altadonna

      Lawrence G. Altadonna, Treasurer, Principal Financial &

      Accounting Officer

Date: July 3, 2013